UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06260
                                   ------------------------

                             Quaker Investment Trust
                             -----------------------
               (Exact name of registrant as specified in charter)

            1288 Valley Forge Road, Suite 71, Valley Forge, PA 19482
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Citco Mutual Fund Services, Inc.
                        --------------------------------
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
                     (Name and address of agent for service)

Registrant's telephone number, including area code:_800-220-8888

Date of fiscal year end: 06/30/2005

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders for the period ended December 31, 2004, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


                                        SEMI-ANNUAL REPORT
                                        DECEMBER 31, 2004

                                        GROWTH FUNDS
                                        Quaker Strategic Growth Fund
                                        Quaker Core Equity Fund
                                        Quaker Small-Cap Growth Fund
                                        Quaker Capital Opportunities Fund
                                        Quaker Biotech Pharma-Healthcare Fund

                                        BLENDED FUNDS
                                        Quaker Small-Cap Trend Fund

                                        VALUE FUNDS
                                        Quaker Mid-Cap Value Fund
                                        Quaker Small-Cap Value Fund
                                        Geewax Terker Core Value Fund

                                        FIXED INCOME FUNDS
                                        Quaker Fixed Income Fund

                 [LOGO]
             the
             Quaker(R)Funds
           www.quakerfunds.com

                                         ---------------------------------------
                                                               Table of Contents
                                         ---------------------------------------

                                                                            Page

Chairman's Letter to Shareholders .........................................    1
Fund Profiles:
      Quaker Strategic Growth Fund ........................................    2
      Quaker Core Equity Fund .............................................    3
      Quaker Small-Cap Growth Fund ........................................    4
      Quaker Capital Opportunities Fund ...................................    5
      Quaker Biotech Pharma-Healthcare Fund ...............................    6
      Quaker Small-Cap Trend Fund .........................................    7
      Quaker Mid-Cap Value Fund ...........................................    8
      Quaker Small-Cap Value Fund .........................................    9
      Geewax Terker Core Value Fund .......................................   10
      Quaker Fixed Income Fund ............................................   11
Schedule of Investments ...................................................   12
Statements of Assets and Liabilities ......................................   32
Statements of Operations ..................................................   34
Statements of Changes in Net Assets .......................................   36
Financial Highlights ......................................................   38
Notes to the Financial Statements .........................................   56
Trustees and Officers .....................................................   69

                                         ---------------------------------------
                                               Chairman's Letter to Shareholders
                                         ---------------------------------------

                                                               December 31, 2004

Dear Fellow Shareholder:

      Two Thousand and Four finished with solid equity returns, making up for a flat market through the third quarter, as uncertainty over a close election passed and investors shrugged off high-energy prices and the war on terror. The ever-vigilant Fed continued its program of tightening monetary policy to successfully keep inflation at bay. In spite of rising short-term interest rates, the yield curve flattened and provided bond investors with positive returns. The U.S. economy continued its expansion, unemployment fell slightly and many industries benefited from gains in productivity. The outlook for the U.S. and Global economies in 2005 remains positive.

      At the Quaker Funds, Inc., we provide institutional-quality money management through mutual funds by utilizing entrepreneurial investment firms. We give our portfolio managers the ability to "manage" money by providing them with the flexibility to use cash and in some cases, short positions, as strategic portfolio management tools. These strategies proved fruitful in 2004 as all our sub-advisors beat their respective indices for funds that they were managing a full calendar year.

      Your investment choices within the Quaker Funds family have expanded over the years to include representation in 8 different equity investment style categories as well as an Intermediate Bond Fund and a Money Market Account.

      We thank you for placing your trust in us. We hope to reward that trust by offering you expanded opportunities for portfolio diversification within the Quaker Funds family and always seeking out the best entrepreneurial asset managers in the industry.

                                        Sincerely,


                                        /s/ David K. Downes

                                        David K. Downes
                                        Independent Chairman

----------------------------------------
Fund Profile
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER STRATEGIC GROWTH FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
United States Steel Corp.                                             2.38%
Allegheny Energy, Inc.                                                2.33%
Merrill Lynch & Co., Inc.                                             2.30%
Caterpillar, Inc.                                                     2.25%
Wyeth                                                                 2.21%
Capital One Financial                                                 2.16%
Deere & Co.                                                           2.14%
Pacificare Health Systems, Inc.                                       2.10%
McDonald's Corp.                                                      2.10%
Weyerhaeuser Co.                                                      1.97%
                                                                     -----
                                                                     21.94%
                                                                     =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         90.87%
                                                                    ------
Financial                                                            16.54%
Industrial                                                           15.05%
Energy                                                               12.96%
Basic Materials                                                      10.52%
Consumer, Cyclical                                                    9.84%
Healthcare                                                            9.50%
Communications                                                        6.89%
Consumer, Non-cyclical                                                4.44%
Utilities                                                             2.33%
Technology                                                            2.80%
                                                                    ------
Short-Term Investments                                                7.80%
                                                                    ------
Total Market Value of Investments                                    98.67%
                                                                    ------
Other Assets Less Liabilities, Net                                    1.33%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                Beginning Account      Annualized Expense    Ending Account      Expenses Paid
                                  Value 7/01/04       Ratio for the Period   Value 12/31/04     During the Period*
------------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A            9.87%           $1,000.00                 1.99%             $1,098.70           $   10.53
Class B            9.45%            1,000.00                 2.74%              1,094.50               14.47
Class C            9.44%            1,000.00                 2.74%              1,094.40               14.46
Class I           10.03%            1,000.00                 1.74%              1,100.30                9.21
Hypothetical Return
Based on assumed 5% return
Class A                             1,000.00                 1.99%              1,015.05               10.11
Class B                             1,000.00                 2.74%              1,011.30               13.89
Class C                             1,000.00                 2.74%              1,011.30               13.89
Class I                             1,000.00                 1.74%              1,016.30                8.84
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

                                        ----------------------------------------
                                                                    Fund Profile
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                         QUAKER CORE EQUITY FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
General Electric Co.                                                  5.88%
Dell, Inc.                                                            5.40%
Intel Corp.                                                           4.59%
Microsoft Corp.                                                       4.02%
Cisco Systems, Inc.                                                   3.70%
Illinois Tool Works, Inc.                                             3.03%
Comcast Corp.                                                         2.91%
Goldman Sachs Group, Inc.                                             2.55%
Wal-Mart Stores, Inc.                                                 2.54%
Pfizer, Inc.                                                          2.53%
                                                                     -----
                                                                     37.15%
                                                                     =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         99.11%
                                                                    ------
Healthcare                                                           22.38%
Consumer, Cyclical                                                   17.34%
Technology                                                           16.35%
Industrial                                                           14.31%
Communications                                                       13.19%
Financial                                                            11.48%
Consumer, Non-cyclical                                               11.25%
Healthcare                                                            9.98%
Energy                                                                5.21%
                                                                    ------
Equity Funds                                                          0.35%
                                                                    ------
Short-Term Investments                                                0.47%
                                                                    ------
Total Market Value of Investments                                    99.93%
                                                                    ------
Other Assets Less Liabilities, Net                                    0.07%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A         3.70%              $1,000.00             1.82%                 $1,037.00         $    9.34
Class B         3.35%               1,000.00             2.57%                  1,033.50             13.17
Class C         3.37%               1,000.00             2.57%                  1,033.70             13.17
Class I         3.87%               1,000.00             1.57%                  1,038.70              8.07
Hypothetical Return
Based on assumed 5% return
Class A                             1,000.00             1.82%                  1,015.90              9.25
Class B                             1,000.00             2.57%                  1,012.15             13.03
Class C                             1,000.00             2.57%                  1,012.15             13.03
Class I                             1,000.00             1.57%                  1,017.15              7.98
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

----------------------------------------
Fund Profile
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER SMALL-CAP GROWTH FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
Activision, Inc.                                                     3.62%
Boyd Gaming Corp.                                                    2.93%
IDEX Corp.                                                           2.92%
Capital Trust, Inc.                                                  2.84%
Callon Petroleum Co.                                                 2.64%
Asta Funding, Inc.                                                   2.58%
ACE Cash Express, Inc.                                               2.28%
Ventiv Health, Inc.                                                  2.08%
Gaylord Entertainment Co.                                            2.03%
Covance, Inc.                                                        2.02%
                                                                    -----
                                                                    25.94%
                                                                    =====


Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         99.67%
                                                                    ------
Consumer, Cyclical                                                   34.46%
Financial                                                            15.53%
Industrial                                                           12.96%
Energy                                                               12.47%
Technology                                                            7.00%
Consumer, Non-cyclical                                                6.13%
Healthcare                                                            5.18%
Communications                                                        5.06%
Basic Materials                                                       0.88%
                                                                    ------
Short-Term Investments                                                0.42%
                                                                    ------
Total Market Value of Investments                                   100.09%
                                                                    ------
Liabilities in Excess of Other Assets, Net                           (0.09)%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A            8.75%           $1,000.00              2.06%                 $1,087.50         $   10.84
Class B            8.38%            1,000.00              2.81%                  1,083.80             14.76
Class C            8.33%            1,000.00              2.81%                  1,083.30             14.76
Class I            8.77%            1,000.00              1.81%                  1,087.70              9.52
Hypothetical Return
Based on assumed 5% return
Class A                             1,000.00              2.06%                  1,014.70             10.46
Class B                             1,000.00              2.81%                  1,010.95             14.24
Class C                             1,000.00              2.81%                  1,010.95             14.24
Class I                             1,000.00              1.81%                  1,015.95              9.20
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

                                        ----------------------------------------
                                                                    Fund Profile
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                               QUAKER CAPITAL OPPORTUNITIES FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
The St. Joe Co.                                                      5.47%
Cephalon, Inc.                                                       4.87%
ConocoPhillips                                                       4.81%
Rockwell Automation, Inc.                                            4.75%
Petco Animal Supplies, Inc.                                          4.71%
Pharmaceutical Product Development, Inc.                             4.57%
Edwards Lifesciences Corp.                                           4.48%
Freeport-McMoRan Copper & Gold, Inc.                                 4.48%
Celgene Corp.                                                        4.44%
Chesapeake Energy Corp.                                              4.39%
                                                                    -----
                                                                    46.97%
                                                                    =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         98.23%
                                                                    ------
Energy                                                               17.80%
Consumer, Non-cyclical                                               14.51%
Industrial                                                           11.61%
Consumer, Cyclical                                                   10.28%
Basic Materials                                                       7.43%
Financial                                                             5.47%
Technology                                                            4.94%
Communications                                                        3.81%
                                                                    ------
Total Market Value of Investments                                    98.23%
                                                                    ------
Other Assets Less Liabilities, Net                                    1.77%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A                7.53%        $1,000.00               2.12%                $1,075.30       $   11.09
Class B                7.04%         1,000.00               2.87%                 1,070.40           14.98
Class C                7.04%         1,000.00               2.87%                 1,070.40           14.98
Hypothetical Return
Class A                              1,000.00               2.12%
Class A                              1,000.00               2.12%                 1,014.40           10.76
Class B                              1,000.00               2.87%                 1,010.65           14.54
Class C                              1,000.00               2.87%                 1,010.65           14.54
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

----------------------------------------
Fund Profile
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER BIOTECH PHARMA-HEALTHCARE FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
Amgen, Inc.                                                                7.60%
Pfizer, Inc.                                                               7.56%
Bristol-Myers Squibb Co.                                                   6.10%
AstraZeneca PLC                                                            6.02%
Medicines Co.                                                              4.05%
InterMune, Inc.                                                            4.01%
Nabi Biopharmaceuticals                                                    3.89%
ICOS Corp.                                                                 3.59%
Chiron Corp.                                                               3.52%
Amylin Pharmaceuticals, Inc.                                               3.12%
                                                                          -----
                                                                          49.46%
                                                                          =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                              84.48%
                                                                         ------
Biotechnology                                                             52.51%
Pharmaceuticals                                                           31.97%
                                                                         ------
Options                                                                    0.18%
                                                                         ------
Short-Term Investments                                                     4.54%
                                                                         ------
Total Market Value of Investments                                         89.20%
                                                                         ------
Other Assets Less Liabilities, Net                                        10.80%
                                                                         ------
Total Net Assets                                                         100.00%
                                                                         ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A                 (0.23)%     $1,000.00               2.22%                $  997.70       $   11.18
Class B                 (0.60)%      1,000.00               2.97%                   994.00           14.93
Class C                 (0.60)%      1,000.00               2.97%                   994.00           14.93
Hypothetical Return
Based on assumed 5% return
Class A                              1,000.00               2.22%                 1,013.90           11.27
Class B                              1,000.00               2.97%                 1,010.15           15.05
Class C                              1,000.00               2.97%                 1,010.15           15.05
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

                                        ----------------------------------------
                                                                    Fund Profile
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                     QUAKER SMALL-CAP TREND FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
AMERIGROUP Corp.                                                      3.22%
WCI Communities, Inc.                                                 2.96%
Priority Healthcare Corp.                                             2.95%
CACI International, Inc.                                              2.90%
Barnes & Noble, Inc.                                                  2.87%
Performance Food Group Co.                                            2.76%
Monaco Coach Corp.                                                    2.75%
CTI Molecular Imaging, Inc.                                           2.66%
Plexus Corp.                                                          2.64%
Amsurg Corp.                                                          2.63%
                                                                     -----
                                                                     28.34%
                                                                     =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         98.17%
                                                                    ------
Healthcare                                                           29.51%
Technology                                                           20.01%
Consumer, Cyclical                                                   16.59%
Financial                                                             9.22%
Consumer, Non-Cyclical                                                8.71%
Industrial                                                            8.68%
Communications                                                        2.97%
Basic Materials                                                       2.48%
                                                                    ------
Short-Term Investments                                                1.54%
                                                                    ------
Total Market Value of Investments                                    99.71%
                                                                    ------
Other Assets Less Liabilities, Net                                    0.29%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A                 7.46%       $1,000.00               2.12%                $1,074.60       $   11.09
Class C                 7.10%        1,000.00               2.87%                 1,071.00           14.98
Class I                 7.58%        1,000.00               1.87%                 1,075.80            9.78
Hypothetical Return
Based on assumed 5% return
Class A                              1,000.00               2.12%                 1,014.40           10.76
Class C                              1,000.00               2.87%                 1,010.65           14.54
Class I                              1,000.00               1.87%                 1,015.65            9.50
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

----------------------------------------
Fund Profile
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER MID-CAP VALUE FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
Reliant Energy, Inc.                                                  5.76%
Host Marriott Corp.                                                   4.80%
The Mosaic Co.                                                        4.06%
Tate & Lyle PLC ADR - U.K                                             4.04%
Navistar International Corp.                                          3.47%
Royal Caribbean Cruises Ltd.                                          3.26%
Liberty Media International, Inc.                                     2.99%
iShares Russell Midcap Value Index Fund                               2.71%
Goodrich Corp.                                                        2.55%
Lyondell Chemical Co.                                                 2.51%
                                                                     -----
                                                                     36.15%
                                                                     =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         88.48%
                                                                    ------
Industrial                                                           16.94%
Financial                                                            15.88%
Consumer, Cyclical                                                   13.79%
Basic Materials                                                      12.09%
Consumer, Non-Cyclical                                                8.84%
Utilities                                                             7.90%
Communications                                                        5.64%
Technology                                                            2.98%
Energy                                                                2.26%
Healthcare                                                            2.16%
                                                                    ------
Equity Funds                                                          2.71%
                                                                    ------
Short-Term Investments                                                6.48%
                                                                    ------
Total Market Value of Investments                                    97.67%
                                                                    ------
Other Assets Less Liabilities, Net                                    2.33%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A             13.65%         $1,000.00               1.81%                $1,136.50       $    9.75
Class B             13.25%          1,000.00               2.56%                 1,132.50           13.76
Class C             13.22%          1,000.00               2.56%                 1,132.20           13.76
Class I             13.76%          1,000.00               1.56%                 1,137.60            8.41
Hypothetical Return
Based on assumed 5% return
Class A                             1,000.00               1.81%                 1,015.95            9.20
Class B                             1,000.00               2.56%                 1,012.20           12.98
Class C                             1,000.00               2.56%                 1,012.20           12.98
Class I                             1,000.00               1.56%                 1,017.20            7.93
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

                                        ----------------------------------------
                                                                    Fund Profile
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                     QUAKER SMALL-CAP VALUE FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
NVR, Inc.                                                             1.10%
Polaris Industries, Inc.                                              0.97%
Beazer Homes USA, Inc.                                                0.94%
Texas Industries, Inc.                                                0.93%
American Eagle Outfitters                                             0.87%
Investment Technology Group, Inc.                                     0.85%
Hibernia Corp.                                                        0.85%
Eaton Vance Corp.                                                     0.85%
Sybase, Inc.                                                          0.85%
Resources Connection, Inc.                                            0.84%
                                                                      ----
                                                                      9.05%
                                                                      ====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                        97.74%
                                                                   ------
Consumer, Cyclical                                                  22.59%
Financial                                                           19.95%
Consumer, Non-Cyclical                                              16.70%
Industrial                                                          12.44%
Communications                                                       7.53%
Technology                                                           6.13%
Basic Materials                                                      5.57%
Energy                                                               3.73%
Utilities                                                            3.10%
                                                                   ------
Short-Term Investments                                               1.64%
                                                                   ------
Total Market Value of Investments                                   99.38%
                                                                   ------
Other Assets Less
   Liabilities, Net                                                  0.62%
                                                                   ------
Total Net Assets                                                   100.00%
                                                                   ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A           10.73%            $1,000.00            1.81%                   $1,107.30       $    9.61
Class B           10.32%             1,000.00            2.56%                    1,103.20           13.57
Class C           10.27%             1,000.00            2.56%                    1,102.70           13.57
Class I           10.82%             1,000.00            1.56%                    1,108.20            8.29
Hypothetical Return
Based on assumed 5% return
Class A                              1,000.00            1.81%                    1,015.95            9.20
Class B                              1,000.00            2.56%                    1,012.20           12.98
Class C                              1,000.00            2.56%                    1,012.20           12.98
Class I                              1,000.00            1.56%                    1,017.20            7.93
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

----------------------------------------
Fund Profile
----------------------------------------
December 31, 2004 (Unaudited)
GEEWAX TERKER CORE VALUE FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
General Electric Co.                                                5.10%
Citigroup, Inc.                                                     4.21%
TXU Corp.                                                           4.13%
Colgate-Palmolive Co.                                               3.28%
Goldman Sachs Group, Inc.                                           3.03%
Prudential Financial, Inc.                                          2.88%
Airgas, Inc.                                                        2.78%
Mohawk Industries, Inc.                                             2.66%
UGI Corp.                                                           2.62%
Asta Funding, Inc.                                                  2.50%
                                                                   -----
                                                                   33.19%
                                                                   =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Common Stock                                                         97.91%
                                                                    ------
Financial                                                            23.61%
Consumer, Cyclical                                                   20.52%
Industrial                                                           18.50%
Energy                                                               10.29%
Utilities                                                             8.29%
Consumer, Non-cyclical                                                5.97%
Communications                                                        3.21%
Basic Materials                                                       2.78%
Technology                                                            2.45%
Healthcare                                                            2.29%
                                                                    ------
Equity Funds                                                          0.70%
                                                                    ------
Short-Term Investments                                                1.26%
                                                                    ------
Total Market Value of Investments                                    99.87%
                                                                    ------
Other Assets Less Liabilities, Net                                    0.13%
                                                                    ------
Total Net Assets                                                    100.00%
                                                                    ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A             2.84%           $1,000.00            1.06%                   $1,028.40       $    5.42
Hypothetical Return
Based on assumed 5% return
Class A                              1,000.00            1.06%                    1,019.70            5.40
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

                                        ----------------------------------------
                                                                    Fund Profile
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                        QUAKER FIXED INCOME FUND

Top Ten Holdings                                               (% of Net Assets)
--------------------------------------------------------------------------------
Fannie Mae 2003-33 LD, 4.25%, 09/25/2022                              15.10%
CS First Boston Mortgage, 7.50%, 05/25/2032                           11.63%
Freddie Mac 2876 DA, 5.25%, 10/15/2034                                 8.84%
Fannie Mae 2002-93 CB, 5.25%, 10/25/2030                               8.51%
Freddie Mac 2833 GH, 5.50%, 12/15/2031                                 7.17%
Bard (C.R.) Inc. 6.70%, 12/01/2026                                     6.55%
Citigroup Global, Inc. 7.375%, 05/15/2007                              5.17%
CNA Holdings, Inc. 7.13%, 03/15/2009                                   3.77%
DLJ Commercial Mortgage Corp. 6.41%, 06/10/2031                        2.69%
United States Treasury Note 5.375%, 02/15/2031                         2.58%
                                                                      -----
                                                                      72.01%
                                                                      =====

Sectors                                                        (% of Net Assets)
--------------------------------------------------------------------------------
Bond Issues                                                          100.49%
                                                                     ------
Agency Obligations                                                    53.61%
Asset-Backed                                                          28.82%
Corporate Bonds                                                       15.48%
U.S. Treasury Notes                                                    2.58%
                                                                     ------
Short-Term Investments                                                 0.05%
                                                                     ------
Total Market Value of Investments                                    100.54%
                                                                     ------
Liabilities in Excess of Other Assets, Net                            (0.54)%
                                                                     ------
Total Net Assets                                                     100.00%
                                                                     ======

EXPENSE INFORMATION:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account    Annualized Expense       Ending Account      Expenses Paid
                                 Value 7/01/04     Ratio for the Period      Value 12/31/04    During the Period*
-----------------------------------------------------------------------------------------------------------------
Actual Return
Based on actual return of:
Class A              3.09%          $1,000.00            0.98%                $1,030.90           $    5.02
Class B              2.71%           1,000.00            1.73%                 1,027.10                8.84
Class C              2.72%           1,000.00            1.73%                 1,027.20                8.84
Class I              3.12%           1,000.00            0.73%                 1,031.20                3.74
Hypothetical Return
Based on assumed 5% return
Class A                              1,000.00            0.98%                 1,020.10                4.99
Class B                              1,000.00            1.73%                 1,016.35                8.79
Class C                              1,000.00            1.73%                 1,016.35                8.79
Class I                              1,000.00            0.73%                 1,021.35                3.72
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER STRATEGIC GROWTH FUND
                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 90.87%

  Aerospace & Defense -- 3.79%
    Boeing Co.                                            124,500  $  6,445,365
    General Dynamics Corp.                                 70,300     7,353,380
    Raytheon Co.                                          124,600     4,838,218
                                                                   ------------
                                                                     18,636,963
                                                                   ------------
  Agricultural Products -- 1.86%
    Archer-Daniels-Midland Co.                            411,200     9,173,872
                                                                   ------------
  Auto Manufacturers -- 1.53%
    Navistar International Corp.*                         170,800     7,511,784
                                                                   ------------
  Banks -- 1.92%
    Greater Bay Bancorp                                   165,900     4,625,292
    The Bank of New York Co., Inc.                        144,200     4,819,164
                                                                   ------------
                                                                      9,444,456
                                                                   ------------
  Biotechnology -- 1.36%
    Genitope Corp.*                                       393,400     6,703,536
                                                                   ------------
  Building Materials -- 1.43%
    Fiberstars, Inc.*                                      97,391       977,806
    Masco Corp.                                           165,800     6,056,674
                                                                   ------------
                                                                      7,034,480
                                                                   ------------
  Chemicals -- 2.63%
    The Dow Chemical Co.                                  153,100     7,579,981
    The Mosaic Co.*                                       328,700     5,364,384
                                                                   ------------
                                                                     12,944,365
                                                                   ------------
  Commercial Services -- 1.22%
    Cendant Corp.                                         257,500     6,020,350
                                                                   ------------
  Computer Software & Services -- 2.80%
    Fiserv, Inc.*                                         198,200     7,965,658
    Nestor, Inc.*                                         791,000     5,813,850
                                                                   ------------
                                                                     13,779,508
                                                                   ------------
  Electronics & Electrical Components -- 1.11%
    Fisher Scientific International*                       87,300     5,445,774
                                                                   ------------
  Engineering & Construction -- 1.27%
    The Shaw Group, Inc.*                                 349,200     6,233,220
                                                                   ------------
  Environmental Control -- 3.08%
    American Ecology Corp.                                770,495     9,245,940
    Waste Services, Inc.*                               1,619,500     5,911,175
                                                                   ------------
                                                                     15,157,115
                                                                   ------------
  Financial Services -- 10.52%
    Capital One Financial Corp.                           126,300    10,635,723
    CIT Group, Inc.                                       203,100     9,306,042
    Goldman Sachs Group, Inc.                              84,900     8,832,996
    Merrill Lynch & Co., Inc.                             189,700    11,338,369
    Sanders Morris Harris Group, Inc.                     404,900     7,211,269
    The Bear Stearns Cos., Inc.                            43,300     4,430,023
                                                                   ------------
                                                                     51,754,422
                                                                   ------------
  Forest Products & Paper -- 3.67%
    Louisiana-Pacific Corp.                               313,500     8,382,990
    Weyerhaeuser Co.                                      144,400     9,706,568
                                                                   ------------
                                                                     18,089,558
                                                                   ------------
  Healthcare - Services -- 7.29%
    Coventry Health Care, Inc.*                           144,400     7,664,752
    Manor Care, Inc.                                      186,800     6,618,324
    Pacificare Health Systems, Inc.*                      182,600    10,320,552
    Pediatrix Medical Group, Inc.*                         49,100     3,144,855
    Triad Hospitals, Inc.*                                218,400     8,126,664
                                                                   ------------
                                                                     35,875,147
                                                                   ------------
  Insurance -- 4.11%
    American Equity Investment
      Life Holding Co.                                    332,800     3,584,256
    Infinity Property & Casualty
      Corp.                                               258,400     9,095,680
    The Allstate Corp.                                    145,800     7,540,776
                                                                   ------------
                                                                     20,220,712
                                                                   ------------
  Internet Software & Services -- 0.32%
    Napster, Inc.*                                        166,500     1,565,100
                                                                   ------------
  Iron & Steel Production -- 2.38%
    United States Steel Corp.                             228,100    11,690,125
                                                                   ------------
  Machinery - Construction -- 2.25%
    Caterpillar, Inc.                                     113,400    11,057,634
                                                                   ------------
  Machinery - Diversified -- 2.13%
    Deere & Co.                                           141,263    10,509,967
                                                                   ------------
  Mining -- 1.83%
    Newmont Mining Corp.                                  203,300     9,028,553
                                                                   ------------
  Multimedia -- 1.50%
    News Corp.                                            395,800     7,385,628
                                                                   ------------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                    QUAKER STRATEGIC GROWTH FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Oil & Gas -- 12.96%
    Apache Corp.                                          164,000  $  8,293,480
    BJ Services Co.                                       147,600     6,869,304
    Devon Energy Corp.                                    219,100     8,527,372
    Endeavor International Corp.*                       1,176,400     4,929,116
    Helmerich & Payne, Inc.                               166,900     5,681,276
    Kerr-McGee Corp.                                      125,800     7,269,982
    Nabors Industries Ltd.*                               120,800     6,195,832
    Patterson-UTI Energy, Inc.                            382,400     7,437,680
    Plains Exploration &
      Production Co.*                                     205,200     5,335,200
    Warren Resources, Inc.*                               357,143     3,250,001
                                                                   ------------
                                                                     63,789,243
                                                                   ------------
  Pharmaceuticals -- 2.21%
    Wyeth                                                 255,200    10,868,968
                                                                   ------------
  Retail -- 6.86%
    Claire's Stores, Inc.                                 212,200     4,509,250
    Limited Brands, Inc.                                  139,079     3,201,599
    McDonald's Corp.                                      321,900    10,320,114
    Pacific Sunwear of California*                        349,800     7,786,548
    RadioShack Corp.                                      242,300     7,966,824
                                                                   ------------
                                                                     33,784,335
                                                                   ------------
  Telecommunications -- 5.07%
    Nextel Communications, Inc.*                          180,100     5,403,000
    NII Holdings, Inc.*                                   191,400     9,081,930
    USA Mobility, Inc.*                                   140,800     4,971,648
    Western Wireless Corp.*                               187,500     5,493,750
                                                                   ------------
                                                                     24,950,328
                                                                   ------------
  Textiles -- 1.44%
    Mohawk Industries, Inc.*                               77,900     7,108,375
                                                                   ------------
  Utilities -- 2.33%
    Allegheny Energy, Inc.*                               582,800    11,486,988
                                                                   ------------
    Total Common Stock
      (Cost $387,633,937)                                           447,250,506
                                                                   ------------
SHORT-TERM INVESTMENTS -- 7.80%

  Merrill Lynch Master EBP Repo
    Money Market Fund                                  38,368,865    38,368,865
                                                                   ------------

  Total Short-term Investments
    (Cost $38,368,865)                                               38,368,865
                                                                   ------------

Total Value of Investments
  (Cost $426,002,802) (98.67%)                                      485,619,371
Other Assets Less Liabilities,
  Net (1.33%)                                                         6,540,249
                                                                   ------------
    Net Assets (100.00%)                                           $492,159,620
                                                                   ============

                              Securities Sold Short

COMMON STOCK

  Mercury Interactive Corp.*                               57,300     2,610,015
                                                                   ------------
  Total (Proceeds $2,489,286)                                      $  2,610,015
                                                                   ============

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER CORE EQUITY FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 99.11%

  Advertising -- 1.09%
  Ventiv Health, Inc.*                                      6,600   $   134,112
                                                                    -----------
  Auto Parts & Equipment -- 0.53%
    BorgWarner, Inc.                                        1,200        65,004
                                                                    -----------
  Commercial Services -- 2.72%
    Aaron Rents, Inc.                                       4,800       120,000
    ACE Cash Express, Inc.*                                 3,880       115,081
    Aramark Corp. Class B                                   3,700        98,087
                                                                    -----------
                                                                        333,168
                                                                    -----------
  Computer Software & Services -- 4.02%
    Microsoft Corp.                                        18,440       492,532
                                                                    -----------
  Computers -- 6.80%
    Dell, Inc.*                                            15,700       661,598
    EMC Corp./Massachusetts*                               11,500       171,005
                                                                    -----------
                                                                        832,603
                                                                    -----------
  Cosmetics & Toiletries -- 3.14%
    Colgate-Palmolive Co.                                   3,000       153,480
    Procter & Gamble Co.                                    4,200       231,336
                                                                    -----------
                                                                        384,816
                                                                    -----------
  Distribution & Wholesale -- 0.89%
    WESCO International, Inc.*                              3,700       109,668
                                                                    -----------
  Electronics & Electrical Components -- 0.65%
  Rogers Corp.*                                             1,850        79,735
                                                                    -----------
  Entertainment & Leisure -- 0.98%
    DreamWorks Animation SKG, Inc.*                         3,200       120,032
                                                                    -----------
  Financial Services -- 5.47%
    AG Edwards, Inc.                                        2,000        86,420
    Doral Financial Corp.                                   2,000        98,500
    Friedman Billings Ramsey Group, Inc.                    1,500        29,085
    Goldman Sachs Group, Inc.                               3,000       312,120
    MBNA Corp.                                              5,100       143,769
                                                                    -----------
                                                                        669,894
                                                                    -----------
  Food & Beverages -- 2.19%
    Del Monte Foods Co.*                                    3,700        40,774
    PepsiCo, Inc.                                           4,360       227,592
                                                                    -----------
                                                                        268,366
                                                                    -----------
  Healthcare - Products -- 2.10%
    Beckman Coulter, Inc.                                   1,400        93,786
    Boston Scientific Corp.*                                4,600       163,530
                                                                    -----------
                                                                        257,316
                                                                    -----------
  Healthcare - Services -- 2.49%
    DaVita, Inc.*                                           3,250       128,473
    UnitedHealth Group, Inc.                                2,000       176,060
                                                                    -----------
                                                                        304,533
                                                                    -----------
  Home Builders -- 3.06%
    Hovnanian Enterprises, Inc.*                            3,700       183,224
    Pulte Homes, Inc.                                       1,500        95,700
    Toll Brothers, Inc.*                                    1,400        96,054
                                                                    -----------
                                                                        374,978
                                                                    -----------
  Household Products -- 3.20%
    Fortune Brands, Inc.                                    2,400       185,232
    Jarden Corp.*                                           4,000       173,760
    Yankee Candle Co., Inc.*                                1,000        33,180
                                                                    -----------
                                                                        392,172
                                                                    -----------
  Insurance -- 3.62%
    American International Group, Inc.                      3,400       223,278
    Prudential Financial, Inc.                              4,000       219,840
                                                                    -----------
                                                                        443,118
                                                                    -----------
  Internet Software & Services -- 0.86%
    Overstock.com, Inc.*                                    1,000        69,000
    S1 Corp.*                                               4,000        36,240
                                                                    -----------
                                                                        105,240
                                                                    -----------
  Lodging -- 1.36%
    Boyd Gaming Corp.                                       4,000       166,600
                                                                    -----------
  Miscellaneous Manufacturing -- 13.66%
    3M Co.                                                  2,500       205,175
    Barnes Group, Inc.                                      3,010        79,795
    Dover Corp.                                             4,300       180,342
    General Electric Co.                                   19,740       720,510
    Illinois Tool Works, Inc.                               4,000       370,720
    Leggett & Platt, Inc.                                   4,100       116,563
                                                                    -----------
                                                                      1,673,105
                                                                    -----------
  Multimedia -- 7.16%
    Comcast Corp.*                                         10,700       356,096
    Fox Entertainment Group, Inc.*                          1,100        34,386
    Liberty Media Corp.*                                    8,500        93,330
    Viacom, Inc. Class A                                    2,855       105,863
    Viacom, Inc. Class B                                    6,000       218,340
    Walt Disney Co.                                         2,500        69,500
                                                                    -----------
                                                                        877,515
                                                                    -----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                         QUAKER CORE EQUITY FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Oil & Gas -- 5.21%
    Callon Petroleum Co.*                                   4,500   $    65,070
    Edge Petroleum Corp.*                                   3,700        53,946
    Enterprise Products Partners LP                         1,000        25,860
    Halliburton Co.                                         3,200       125,568
    KCS Energy, Inc.*                                       3,500        51,730
    Penn Virginia Corp.                                     1,700        68,969
    Valero Energy Corp.                                     3,500       158,900
    Whiting Petroleum Corp.*                                2,900        87,725
                                                                    -----------
                                                                        637,768
                                                                    -----------
  Pharmaceuticals -- 5.39%
    Barr Pharmaceuticals, Inc.*                             3,300       150,282
    Endo Pharmaceuticals Holdings, Inc.*                    5,580       117,292
    ImClone Systems, Inc.*                                  1,800        82,944
    Pfizer, Inc.                                           11,540       310,311
                                                                    -----------
                                                                        660,829
                                                                    -----------
  Real Estate -- 2.39%
    Capital Trust, Inc.                                     2,400        73,704
    Impac Mortgage Holdings, Inc.                           2,900        65,743
    New Century Financial Corp.                             2,400       153,384
                                                                    -----------
                                                                        292,831
                                                                    -----------
  Retail -- 10.52%
    America's Car Mart, Inc.*                               2,000        76,000
    Cash America International, Inc.                        7,000       208,110
    Claire's Stores, Inc.                                   5,000       106,250
    Dollar Tree Stores, Inc.*                               2,000        57,360
    Lowe's Cos., Inc.                                       3,250       187,167
    MSC Industrial Direct Co.                               1,700        61,166
    Petsmart, Inc.                                          2,000        71,060
    Target Corp.                                            2,300       119,439
    The Pantry, Inc.*                                       3,000        90,270
    Wal-Mart Stores, Inc.                                   5,895       311,374
                                                                    -----------
                                                                      1,288,196
                                                                    -----------
  Semiconductors -- 5.54%
    Intel Corp.                                            24,050       562,530
    Lam Research Corp.*                                     4,000       115,640
                                                                    -----------
                                                                        678,170
                                                                    -----------
  Telecommunications -- 4.07%
    Cisco Systems, Inc.*                                   23,500       453,550
    Ditech Communications Corp.*                            3,000        44,850
                                                                    -----------
                                                                        498,400
                                                                    -----------
    Total Common Stock
      (Cost $11,430,860)                                             12,140,701
                                                                    -----------

EQUITY FUNDS -- 0.35%
    Internet HOLDRs Trust*                                    600        42,762
                                                                    -----------
    Total Equity Funds (Cost $38,682)                                    42,762
                                                                    -----------

SHORT-TERM INVESTMENTS -- 0.47%

  Evergreen Money Market Institutional
    Treasury Money Market Fund
    Institutional Service Shares                           57,128        57,128
                                                                    -----------
  Total Short-term Investments
    (Cost $57,128)                                                       57,128
                                                                    -----------
Total Value of Investments
  (Cost $11,526,670) (99.93%)                                        12,240,591
Other Assets Less Liabilities, Net (0.07%)                                8,740
                                                                    -----------
Net Assets (100.00%)                                                $12,249,331
                                                                    ===========

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER SMALL-CAP GROWTH FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 99.67%

  Advertising -- 2.08%
    Ventiv Health, Inc.*                                    3,200   $    65,024
                                                                    -----------
  Aerospace & Defense -- 1.18%
    Orbital Sciences Corp.*                                 3,120        36,910
                                                                    -----------
  Auto Manufacturers -- 1.97%
    Oshkosh Truck Corp.                                       900        61,542
                                                                    -----------
  Auto Parts & Equipment -- 1.39%
    BorgWarner, Inc.                                          800        43,336
                                                                    -----------
  Banks -- 2.59%
    Hanmi Financial Corp.                                     900        32,346
    R-G Financial Corp.                                     1,250        48,600
                                                                    -----------
                                                                         80,946
                                                                    -----------
  Chemicals -- 0.71%
    Hercules, Inc.*                                         1,500        22,275
                                                                    -----------
  Commercial Services -- 4.09%
    Aaron Rents, Inc.                                         885        22,125
    ACE Cash Express, Inc.*                                 2,400        71,184
    iPayment, Inc.*                                           700        34,664
                                                                    -----------
                                                                        127,973
                                                                    -----------
  Computer Software & Services -- 5.36%
    Activision, Inc.*                                       5,600       113,008
    MAPICS, Inc.*                                           2,000        21,100
    Omnicell, Inc.*                                         1,860        20,460
    Transaction Systems Architects, Inc.*                     650        12,902
                                                                    -----------
                                                                        167,470
                                                                    -----------
  Computers -- 0.49%
    Ciber, Inc.*                                            1,600        15,424
                                                                    -----------
  Distribution & Wholesale -- 3.89%
    Central European Distribution Corp.*                    1,970        58,194
    Hughes Supply, Inc.                                     1,040        33,644
    WESCO International, Inc.*                              1,000        29,640
                                                                    -----------
                                                                        121,478
                                                                    -----------
  Electronics & Electrical Components -- 3.16%
    Brady Corp.                                               500        31,285
    Dionex Corp.*                                             600        34,002
    Rayovac Corp.*                                          1,100        33,616
                                                                    -----------
                                                                         98,903
                                                                    -----------
  Engineering & Construction -- 1.03%
    URS Corp.*                                              1,000        32,100
                                                                    -----------
  Entertainment & Leisure -- 2.05%
    Bluegreen Corp.*                                          600        11,898
    Scientific Games Corp.*                                 2,000        47,680
    Vail Resorts, Inc.*                                       200         4,484
                                                                    -----------
                                                                         64,062
                                                                    -----------
  Financial Services -- 7.85%
    Asta Funding, Inc.                                      3,000        80,520
    Doral Financial Corp.                                     600        29,550
    Encore Capital Group, Inc.*                             2,200        52,316
    Marlin Business Services, Inc.*                         3,060        58,140
    Portfolio Recovery Associates, Inc.*                      600        24,732
                                                                    -----------
                                                                        245,258
                                                                    -----------
  Food Service -- 0.73%
    Centerplate, Inc.                                       1,730        22,888
                                                                    -----------
  Forest Products & Paper -- 0.17%
    Wausau-Mosinee Paper Corp.                                300         5,358
                                                                    -----------
  Healthcare - Products -- 0.47%
    Ocular Sciences, Inc.*                                    300        14,703
                                                                    -----------
  Healthcare - Services -- 2.96%
    Beverly Enterprises, Inc.*                              3,200        29,280
    Covance, Inc.*                                          1,630        63,162
                                                                    -----------
                                                                         92,442
                                                                    -----------
  Home Builders -- 1.74%
    Standard-Pacific Corp.                                    850        54,519
                                                                    -----------
  Household Products -- 2.04%
    Jarden Corp.*                                             550        23,892
    Yankee Candle Co., Inc.*                                1,200        39,816
                                                                    -----------
                                                                         63,708
                                                                    -----------
  Housewares -- 0.52%
    Toro Co.                                                  200        16,270
                                                                    -----------
  Lodging -- 4.97%
    Boyd Gaming Corp.                                       2,200        91,630
    Gaylord Entertainment Co.*                              1,530        63,541
                                                                    -----------
                                                                        155,171
                                                                    -----------
  Machinery - Diversified -- 3.73%
    IDEX Corp.                                              2,250        91,125
    Middleby Corp.                                            500        25,360
                                                                    -----------
                                                                        116,485
                                                                    -----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                    QUAKER SMALL-CAP GROWTH FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Miscellaneous Manufacturing -- 2.89%
    Acuity Brands, Inc.                                       100    $    3,180
    Applied Films Corp.*                                    1,350        29,106
    Barnes Group, Inc.                                        620        16,436
    Flanders Corp.*                                         1,700        16,320
    Trinity Industries, Inc.                                  740        25,219
                                                                     ----------
                                                                         90,261
                                                                     ----------
  Multimedia -- 1.30%
    Thomas Nelson, Inc.                                     1,800        40,680
                                                                     ----------
  Oil & Gas -- 12.47%
    Callon Petroleum Co.*                                   5,700        82,422
    Edge Petroleum Corp.*                                   1,800        26,244
    Frontier Oil Corp.                                        700        18,662
    Holly Corp.                                               700        19,509
    Houston Exploration Co.*                                  500        28,155
    Penn Virginia Corp.                                     1,000        40,570
    Plains Exploration & Production Co.*                    1,650        42,900
    Range Resources Corp.                                   1,100        22,506
    Southwestern Energy Co.*                                  400        20,276
    Whiting Petroleum Corp.*                                1,290        39,022
    XTO Energy, Inc.                                        1,400        49,532
                                                                     ----------
                                                                        389,798
                                                                     ----------
  Pharmaceuticals -- 1.75%
    Barr Pharmaceuticals, Inc.*                             1,200        54,648
                                                                     ----------
  Real Estate -- 5.10%
    Capital Trust, Inc.                                     2,890        88,752
    Impac Mortgage Holdings, Inc.                           1,700        38,539
    New Century Financial Corp.                               500        31,955
                                                                     ----------
                                                                        159,246
                                                                     ----------
  Retail -- 17.20%
    Aeropostale, Inc.*                                      1,700        50,031
    American Eagle Outfitters, Inc.                           400        18,840
    America's Car Mart, Inc.*                               1,500        57,000
    Brookstone, Inc.*                                       1,750        34,213
    Cash America International, Inc.                        1,830        54,406
    CKE Restaurants, Inc.*                                  2,100        30,471
    Claire's Stores, Inc.                                   1,950        41,438
    Coldwater Creek, Inc.*                                  1,200        37,044
    Dollar Tree Stores, Inc.*                               1,000        28,680
    PEP Boys-Manny Moe & Jack                               1,250        21,338
    Petco Animal Supplies, Inc.*                              900        35,532
    Red Robin Gourmet Burgers, Inc.*                          400        21,388
    School Specialty, Inc.*                                   700        26,992
    The Pantry, Inc.*                                       2,000        60,180
    The Steak N Shake Co.*                                  1,000        20,080
                                                                     ----------
                                                                        537,633
                                                                     ----------
  Semiconductors -- 1.14%
    Axcelis Technologies, Inc.*                             4,400        35,772
                                                                     ----------
  Telecommunications -- 1.67%
    Ditech Communications Corp.*                            3,500        52,325
                                                                     ----------
  Transportation Services -- 0.98%
    Greenbrier Cos., Inc.                                     900        30,465
                                                                     ----------
    Total Common Stock (Cost $2,662,719)                              3,115,073
                                                                     ----------

SHORT-TERM INVESTMENTS -- 0.42%

    Evergreen Money Market Institutional
      Treasury Money Market Fund
      Institutional Service Shares                         13,037        13,037
                                                                     ----------
    Total Short-term Investments
      (Cost $13,037)                                                     13,037
                                                                     ----------
Total Value of Investments
  (Cost $2,675,756) (100.09%)                                         3,128,110
Liabilities in Excess of Other Assets,
  Net (-0.09%)                                                           (2,823)
                                                                     ----------
    Net Assets (100.00%)                                             $3,125,287
                                                                     ==========

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER CAPITAL OPPORTUNITIES FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.23%

  Aerospace & Defense -- 2.58%
    Lockheed Martin Corp.                                   7,000   $   388,850
    Northrop Grumman Corp.                                  4,000       217,440
                                                                    -----------
                                                                        606,290
                                                                    -----------
  Biotechnology -- 4.44%
    Celgene Corp.*                                         39,300     1,042,629
                                                                    -----------
  Chemicals -- 2.95%
    The Dow Chemical Co.                                   14,000       693,140
                                                                    -----------
  Commercial Services -- 10.09%
    Accenture Ltd.*                                        35,000       945,000
    Cendant Corp.                                          15,000       350,700
    Pharmaceutical Product
      Development, Inc.*                                   26,000     1,073,540
                                                                    -----------
                                                                      2,369,240
                                                                    -----------
  Computer Software & Services -- 1.34%
    Dun & Bradstreet Corp.*                                   100         5,965
    SAP AG ADR - Germany                                    7,000       309,470
                                                                    -----------
                                                                        315,435
                                                                    -----------
  Computers -- 3.60%
    Computer Sciences Corp.*                               15,000       845,550
                                                                    -----------
  Entertainment & Leisure -- 3.73%
    International Game Technology                          25,500       876,690
                                                                    -----------
  Healthcare - Products -- 5.99%
    Biomet, Inc.                                            8,000       347,120
    Edwards Lifesciences Corp.*                            25,500     1,052,130
    Zimmer Holdings, Inc.*                                    100         8,012
                                                                    -----------
                                                                      1,407,262
                                                                    -----------
  Healthcare - Services -- 4.12%
    Covance, Inc.*                                         25,000       968,750
                                                                    -----------
  Machinery - Diversified -- 4.75%
    Rockwell Automation, Inc.                              22,500     1,114,875
                                                                    -----------
  Mining -- 4.48%
    Freeport-McMoRan
      Copper & Gold, Inc.                                  27,500     1,051,325
                                                                    -----------
  Miscellaneous Manufacturing -- 4.28%
    Danaher Corp.                                          17,500     1,004,675
                                                                    -----------
  Multimedia -- 3.56%
    Comcast Corp.*                                         25,500       837,420
                                                                    -----------
  Oil & Gas -- 17.80%
    Chesapeake Energy Corp.                                62,500     1,031,250
    ConocoPhillips                                         13,000     1,128,790
    El Paso Corp.                                          80,000       832,000
    EnCana Corp.                                            5,000       285,300
    XTO Energy, Inc.                                       25,500       902,190
                                                                    -----------
                                                                      4,179,530
                                                                    -----------
  Pharmaceuticals -- 12.26%
    Cephalon, Inc.*                                        22,500     1,144,800
    Rigel Pharmaceuticals, Inc.*                           30,000       732,600
    Sanofi-Aventis ADR - France                            25,000     1,001,250
                                                                    -----------
                                                                      2,878,650
                                                                    -----------
  Real Estate -- 5.47%
    The St. Joe Co.                                        20,000     1,284,000
                                                                    -----------
  Retail -- 6.55%
    Lowe's Cos., Inc.                                       7,500       431,925
    Petco Animal Supplies, Inc.*                           28,000     1,105,440
                                                                    -----------
                                                                      1,537,365
                                                                    -----------
  Telecommunications -- 0.24%
    3Com Corp.*                                            13,500        56,295
                                                                    -----------
Total Value of Investments
  (Cost $20,948,515) (98.23%)                                        23,069,121
                                                                    -----------
Other Assets Less Liabilities, Net (1.77%)                              414,676
                                                                    -----------
    Net Assets (100.00%)                                            $23,483,797
                                                                    ===========

*     Non-income producing investment

ADR -- American Depository Receipt

     The accompanying notes are an integral part of the financial statements

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                           QUAKER BIOTECH PHARMA-HEALTHCARE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 82.40%

  Biotechnology -- 52.51%
    Alexion Pharmaceuticals, Inc.*                         26,770   $   674,604
    Amgen, Inc.*                                           26,110     1,674,957
    Amylin Pharmaceuticals, Inc.*                          29,430       687,485
    Anadys Pharmaceuticals, Inc.*                          32,610       241,640
    Ariad Pharmaceuticals, Inc.*                           42,300       314,289
    Chiron Corp.*                                          23,300       776,589
    CV Therapeutics, Inc.*                                 19,400       446,200
    Dyax Corp.*                                            30,000       216,600
    Genzyme Corp.*                                             --            24
    ICOS Corp.*                                            28,000       791,840
    InterMune, Inc.*                                       66,740       884,972
    Medarex, Inc.*                                         35,300       380,534
    Medicines Co.*                                         31,040       893,952
    MGI Pharma, Inc.*                                      24,000       672,240
    Momenta Pharmaceuticals, Inc.*                         29,800       210,388
    Nabi Biopharmaceuticals*                               58,551       857,772
    NPS Pharmaceuticals, Inc.*                             30,935       565,492
    Onyx Pharmaceuticals, Inc.*                            20,200       654,278
    Renovis, Inc.*                                         14,400       207,072
    Vertex Pharmaceuticals, Inc.*                          40,400       427,028
                                                                    -----------
                                                                     11,577,956
                                                                    -----------
  Generic Pharmaceuticals -- 6.12%
    IVAX Corp.*                                            42,900       678,678
    Teva Pharmaceutical Industries Ltd.
      ADR - Israel                                         22,500       671,850
                                                                    -----------
                                                                      1,350,528
                                                                    -----------
  Pharmaceuticals -- 23.77%
    AstraZeneca PLC ADR -
      United Kingdom                                       36,500     1,328,235
    Bristol-Myers Squibb Co.                               52,500     1,345,050
    King Pharmaceuticals, Inc.*                            35,400       438,960
    Pfizer, Inc.                                           62,000     1,667,180
    Sepracor, Inc.*                                         7,800       463,086
                                                                    -----------
                                                                      5,242,511
                                                                    -----------
    Total Common Stock
      (Cost $17,316,271)                                             18,170,995
                                                                    -----------
FOREIGN COMMON STOCK -- 2.08%

SWITZERLAND -- 2.08%

  Pharmaceuticals -- 2.08%
    Serono SA(a)                                              700       459,711
                                                                    -----------
    Total Foreign Common Stock
      (Cost $440,641)                                                   459,711
                                                                    -----------

PUT OPTIONS PURCHASED -- 0.18%

    Amgen, Inc., February Strike $60.00*                   10,000         6,500
    Amgen, Inc., January Strike $55.00*                    10,900           545
    AstraZeneca PLC ADR -
      United Kingdom, January
      Strike $35.00*                                       36,500        14,600
    Bristol-Myers Squibb Co.,
      January Strike $25.00*                               26,000         7,800
    Chiron Corp., January Strike $30.00*                   23,300         3,495
    Pfizer, Inc., January Strike $25.00*                   62,000         6,200
                                                                    -----------
    Total Put Options Purchased
      (Cost $116,816)                                                    39,140
                                                                    -----------

SHORT-TERM INVESTMENTS -- 4.54%

    Merrill Lynch Master EBP Repo
      Money Market Fund                                 1,000,158     1,000,158
                                                                    -----------
    Total Short-term Investments
      (Cost $1,000,158)                                               1,000,158
                                                                    -----------
Total Value of Investments
  (Cost $18,873,886) (89.20%)                                        19,670,004
Other Assets Less Liabilities, Net (10.80%)                           2,380,846
                                                                    -----------
      Net Assets (100.00%)                                          $22,050,850
                                                                    ===========

                             Securities Sold Short
COMMON STOCK

    Cephalon, Inc.*                                         9,000   $   457,920
    Genentech, Inc.*                                        8,620       469,273
    iShares Nasdaq Biotechnology
      Index Fund*                                           6,520       491,608
    OSI Pharmaceuticals, Inc.*                              3,000       224,550
    Rigel Pharmaceuticals, Inc.*                           18,200       444,444
    Telik, Inc.*                                           11,600       222,024
    United Therapeutics Corp.*                              9,900       446,985
                                                                    -----------
    Total (Proceeds $2,650,672)                                     $ 2,756,804
                                                                    ===========

*     Non-income producing investment

ADR -- American Depository Receipt

(a)   Swiss security denominated in U.S. dollars

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER SMALL-CAP TREND FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.17%

  Airlines -- 2.02%
    JetBlue Airways Corp.*                                  4,500    $  104,490
                                                                     ----------
  Banks -- 4.90%
    Boston Private Financial
      Holdings, Inc.                                        4,500       126,765
    Wilmington Trust Corp.                                  3,500       126,525
                                                                     ----------
                                                                        253,290
                                                                     ----------
  Biotechnology -- 2.15%
    Affymetrix, Inc.*                                       2,000        73,100
    Cambrex Corp.                                           1,400        37,940
                                                                     ----------
                                                                        111,040
                                                                     ----------
  Chemicals -- 2.48%
    Cabot Microelectronics Corp.*                           3,200       128,160
                                                                     ----------
  Commercial Services -- 3.81%
    Arbitron, Inc.*                                         2,500        97,950
    Pharmaceutical Product
      Development, Inc.*                                    2,400        99,096
                                                                     ----------
                                                                        197,046
                                                                     ----------
  Computer Software & Services -- 4.28%
    Advent Software, Inc.*                                  5,600       114,688
    Cerner Corp.*                                           2,000       106,340
                                                                     ----------
                                                                        221,028
                                                                     ----------
  Computers -- 8.29%
    CACI International, Inc.*                               2,200       149,886
    Digimarc Corp.*                                         4,800        44,736
    Mercury Computer Systems, Inc.*                         4,000       118,720
    The BISYS Group, Inc.*                                  7,000       115,150
                                                                     ----------
                                                                        428,492
                                                                     ----------
  Electronics & Electrical Components -- 8.68%
    Benchmark Electronics, Inc.*                            3,500       119,350
    Intermagnetics General Corp.*                           3,150        80,041
    Molecular Devices Corp.*                                5,600       112,560
    Plexus Corp.*                                          10,500       136,605
                                                                     ----------
                                                                        448,556
                                                                     ----------
  Financial Services -- 4.32%
    Waddell & Reed Financial, Inc.                          4,900       117,061
    WP Stewart & Co., Ltd.                                  4,500       106,470
                                                                     ----------
                                                                        223,531
                                                                     ----------
  Food & Beverages -- 2.76%
    Performance Food Group Co.*                             5,300       142,623
                                                                     ----------
  Healthcare - Products -- 12.69%
    Biosite, Inc.*                                          1,800       110,772
    CTI Molecular Imaging, Inc.*                            9,700       137,643
    ICU Medical, Inc.*                                      3,996       109,251
    Mentor Corp.                                            1,300        43,862
    PolyMedica Corp.                                        3,500       130,515
    Zoll Medical Corp.*                                     3,600       123,840
                                                                     ----------
                                                                        655,883
                                                                     ----------
  Healthcare - Services -- 9.62%
    AMERIGROUP Corp.*                                       2,200       166,452
    Amsurg Corp.*                                           4,600       135,884
    Covance, Inc.*                                          1,600        62,000
    Renal Care Group, Inc.*                                 3,700       133,163
                                                                     ----------
                                                                        497,499
                                                                     ----------
  Home Builders -- 5.70%
    Monaco Coach Corp.                                      6,900       141,933
    WCI Communities, Inc.*                                  5,200       152,880
                                                                     ----------
                                                                        294,813
                                                                     ----------
  Home Furnishings -- 2.55%
    Ethan Allen Interiors, Inc.                             3,300       132,066
                                                                     ----------
  Lodging -- 1.82%
    Aztar Corp.*                                            2,700        94,284
                                                                     ----------
  Pharmaceuticals -- 7.20%
    Accredo Health, Inc.*                                   4,500       124,740
    Bradley Pharmaceuticals, Inc.*                          2,900        56,260
    Medicis Pharmaceutical Corp.                            1,100        38,621
    Priority Healthcare Corp.*                              7,000       152,390
                                                                     ----------
                                                                        372,011
                                                                     ----------
  Retail -- 4.49%
    Barnes & Noble, Inc.*                                   4,600       148,442
    CBRL Group, Inc.                                        1,200        50,220
    GameStop Corp.*                                         1,487        33,324
                                                                     ----------
                                                                        231,986
                                                                     ----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                     QUAKER SMALL-CAP TREND FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Semiconductors -- 7.44%
    DSP Group, Inc.*                                        4,900    $  109,417
    Exar Corp.*                                             6,800        96,492
    Lattice Semiconductor Corp.*                           13,700        78,090
    Photronics, Inc.*                                       6,100       100,650
                                                                     ----------
                                                                        384,649
                                                                     ----------
  Telecommunications -- 2.97%
    Adaptec, Inc.*                                          4,400        33,396
    Black Box Corp.                                         2,500       120,050
                                                                     ----------
                                                                        153,446
                                                                     ----------
  Total Common Stock
    (Cost $4,580,310)                                                 5,074,893
                                                                     ----------

SHORT-TERM INVESTMENTS -- 1.54%

  Merrill Lynch Master EBP Repo
    Money Market Fund                                      79,494        79,494
                                                                     ----------
  Total Short-term Investments
    (Cost $79,494)                                                       79,494
                                                                     ----------
Total Value of Investments
  (Cost $4,659,804) (99.71%)                                          5,154,387
Other Assets Less Liabilities, Net (0.29%)                               15,097
                                                                     ----------
    Net Assets (100.00%)                                             $5,169,484
                                                                     ==========

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER MID-CAP VALUE FUND
                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 87.65%

  Advertising -- 0.49%
    Interpublic Group of Cos., Inc.*                       22,960   $   307,664
                                                                    -----------
  Aerospace & Defense -- 2.55%
    Goodrich Corp.                                         49,550     1,617,312
                                                                    -----------
  Agricultural Products -- 0.74%
    Archer-Daniels-Midland Co.                             21,035       469,291
                                                                    -----------
  Airlines -- 0.12%
    AMR Corp.*                                              7,200        78,840
                                                                    -----------
  Auto Manufacturers -- 3.47%
    Navistar International Corp.*                          50,050     2,201,199
                                                                    -----------
  Auto Parts & Equipment -- 1.75%
    Visteon Corp.                                         113,650     1,110,360
                                                                    -----------
  Building Materials -- 2.45%
    York International Corp.                               44,975     1,553,436
                                                                    -----------
  Chemicals -- 6.57%
    Lyondell Chemical Co.                                  55,050     1,592,046
    The Mosaic Co.*                                       157,650     2,572,848
                                                                    -----------
                                                                      4,164,894
                                                                    -----------
  Commercial Services -- 2.45%
    BearingPoint, Inc.*                                   117,375       942,521
    Convergys Corp.*                                       40,675       609,718
                                                                    -----------
                                                                      1,552,239
                                                                    -----------
  Computers -- 0.90%
    Electronic Data Systems Corp.                          24,550       567,105
                                                                    -----------
  Distribution & Wholesale -- 0.89%
    Hughes Supply, Inc.                                    17,325       560,464
                                                                    -----------
  Electronics & Electrical Components -- 6.51%
    Agilent Technologies, Inc.*                            30,950       745,895
    Avnet, Inc.*                                           72,600     1,324,224
    Celestica, Inc.*                                       54,900       774,639
    Sanmina-SCI Corp.*                                    150,825     1,277,488
                                                                    -----------
                                                                      4,122,246
                                                                    -----------
  Entertainment & Leisure -- 4.12%
    Brunswick Corp.                                         9,600       475,200
    GTECH Holdings Corp.                                    2,650        68,767
    Royal Caribbean Cruises Ltd.                           37,925     2,064,637
                                                                    -----------
                                                                      2,608,604
                                                                    -----------
  Financial Services -- 0.69%
    CIT Group, Inc.                                         9,525       436,436
                                                                    -----------
  Food & Beverages -- 5.65%
    Smithfield Foods, Inc.*                                34,500     1,020,855
    Tate & Lyle PLC ADR -
      United Kingdom                                       70,550     2,561,339
                                                                    -----------
                                                                      3,582,194
                                                                    -----------
  Forest Products & Paper -- 2.30%
    Bowater, Inc.                                          13,475       592,496
    Domtar, Inc.                                           71,700       865,419
                                                                    -----------
                                                                      1,457,915
                                                                    -----------
  Healthcare - Services -- 0.93%
    Triad Hospitals, Inc.*                                 15,850       589,779
                                                                    -----------
  Housewares -- 0.77%
    Newell Rubbermaid, Inc.                                20,200       488,638
                                                                    -----------
  Insurance -- 4.33%
    AON Corp.                                              49,550     1,182,263
    Genworth Financial, Inc.                               36,875       995,625
    Reinsurance Group of America                            2,250       109,013
    The PMI Group, Inc.                                    11,000       459,250
                                                                    -----------
                                                                      2,746,151
                                                                    -----------
  Investment Companies -- 0.18%
    Allied Capital Corp.                                    4,400       113,696
                                                                    -----------
  Iron & Steel Production -- 0.14%
    Allegheny Technologies, Inc.                            4,200        91,014
                                                                    -----------
  Mining -- 3.08%
    Cameco Corp.                                            9,425       988,306
    Freeport-McMoRan Copper
      & Gold, Inc.                                         25,125       960,529
                                                                    -----------
                                                                      1,948,835
                                                                    -----------
  Multimedia -- 3.27%
    Liberty Media International, Inc.*                     40,999     1,895,384
    TV Azteca S.A. de C.V. ADR -
      Mexico                                               16,900       173,732
                                                                    -----------
                                                                      2,069,116
                                                                    -----------
  Office Furnishings -- 0.28%
    Steelcase, Inc.                                        12,650       175,076
                                                                    -----------
  Oil & Gas -- 2.26%
    Premcor, Inc.                                          34,025     1,434,834
                                                                    -----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                       QUAKER MID-CAP VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Pharmaceuticals -- 1.23%
    AmerisourceBergen Corp.                                11,425   $   670,419
    IVAX Corp.*                                             1,350        21,357
    Shire Pharmaceuticals PLC ADR -
      United Kingdom                                        2,700        86,265
                                                                    -----------
                                                                        778,041
                                                                    -----------
  Real Estate -- 10.67%
    CB Richard Ellis Group, Inc.*                          26,350       884,043
    Highwoods Properties, Inc.                             50,675     1,403,698
    Host Marriott Corp.                                   175,750     3,040,475
    The St. Joe Co.                                        22,365     1,435,833
                                                                    -----------
                                                                      6,764,049
                                                                    -----------
  Retail -- 2.40%
    JC Penney Co Inc Holding Co.                           30,425     1,259,595
    Toys R US, Inc.*                                       12,600       257,922
                                                                    -----------
                                                                      1,517,517
                                                                    -----------
  Semiconductors -- 2.08%
    Advanced Semiconductor
      Engineering, Inc.*                                   14,575        54,802
    Agere Systems, Inc.*                                  358,200       490,734
    ON Semiconductor Corp.*                                78,275       355,368
    Teradyne, Inc.*                                        24,475       417,788
                                                                    -----------
                                                                      1,318,692
                                                                    -----------
  Telecommunications -- 1.89%
    Telephone & Data Systems, Inc.                         15,550     1,196,572
                                                                    -----------
  Transportation Services -- 4.59%
    CSX Corp.                                              39,475     1,582,158
    Werner Enterprises, Inc.                               58,687     1,328,674
                                                                    -----------
                                                                      2,910,832
                                                                    -----------
  Utilities -- 7.90%
    NRG Energy, Inc.*                                      37,725     1,359,986
    Reliant Energy, Inc.*                                 267,250     3,647,962
                                                                    -----------
                                                                      5,007,948
                                                                    -----------
    Total Common Stock (Cost $45,446,700)                            55,540,989
                                                                    -----------

EQUITY FUNDS -- 2.71%

  iShares Russell Midcap Value
    Index Fund                                             15,175     1,716,899
                                                                    -----------
  Total Equity Funds
    (Cost $1,703,408)                                                 1,716,899
                                                                    -----------

FOREIGN COMMON STOCK -- 0.83%

CANADA -- 0.83%

  Miscellaneous Manufacturing -- 0.83%
    Bombardier, Inc.*(a)                                  265,375       527,804
                                                                    -----------
    Total Foreign Common Stock
      (Cost $611,649)                                                   527,804
                                                                    -----------
SHORT-TERM INVESTMENTS -- 6.48%

  Evergreen Money Market Institutional
    Treasury Money Market Fund
    Institutional Service Shares                        4,107,267     4,107,267
                                                                    -----------
  Total Short-term Investments
    (Cost $4,107,267)                                                 4,107,267
                                                                    -----------
  Total Value of Investments
    (Cost $51,869,024) (97.67%)                                      61,892,959
  Other Assets Less Liabilities, Net (2.33%)                          1,475,550
                                                                    -----------
      Net Assets (100.00%)                                          $63,368,509
                                                                    ===========

*     Non-income producing investment

ADR -- American Depository Receipt

(a)   Canadian security denominated in U.S. dollars

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER SMALL-CAP VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 97.74%

  Aerospace & Defense -- 0.66%
    Teledyne Technologies, Inc.*                           12,600   $   370,818
                                                                    -----------
  Airlines -- 0.66%
    ExpressJet Holdings, Inc.*                             28,700       369,656
                                                                    -----------
  Apparel -- 2.20%
    Deckers Outdoor Corp.*                                  4,900       230,251
    K-Swiss, Inc.                                          10,200       297,024
    Timberland Co.*                                         5,500       344,685
    Wolverine World Wide, Inc.                             11,300       355,046
                                                                    -----------
                                                                      1,227,006
                                                                    -----------
  Auto Parts & Equipment -- 0.88%
    Autoliv, Inc.                                           9,400       454,020
    Dura Automotive Systems, Inc.*                          3,300        35,739
                                                                    -----------
                                                                        489,759
                                                                    -----------
  Banks -- 3.67%
    First Bancorp/Puerto Rico                               7,100       450,921
    Fremont General Corp.                                  16,000       402,880
    Hibernia Corp.                                         16,100       475,111
    R-G Financial Corp.                                     6,700       260,496
    The Colonial BancGroup, Inc.                            9,800       208,054
    Webster Financial Corp.                                 5,000       253,200
                                                                    -----------
                                                                      2,050,662
                                                                    -----------
  Biotechnology -- 1.37%
    Affymetrix, Inc.*                                       5,600       204,680
    Charles River Laboratories
      International, Inc.*                                  3,800       174,838
    Myriad Genetics, Inc.*                                 17,100       384,921
                                                                    -----------
                                                                        764,439
                                                                    -----------
  Building Materials -- 1.42%
    NCI Building Systems, Inc.*                             7,300       273,750
    Texas Industries, Inc.                                  8,300       517,754
                                                                    -----------
                                                                        791,504
                                                                    -----------
  Chemicals -- 1.39%
    Agrium, Inc.                                           18,800       316,780
    Methanex Corp.                                         25,100       458,326
                                                                    -----------
                                                                        775,106
                                                                    -----------
  Commercial Services -- 4.30%
    Albany Molecular Research, Inc.*                       11,100       123,654
    Dollar Thrifty Automotive Group*                       10,800       326,160
    Heidrick & Struggles
      International, Inc.*                                 12,600       431,802
    Korn/Ferry International*                              18,400       381,800
    MAXIMUS, Inc.*                                          7,700       239,624
    Resources Connection, Inc.*                             8,600       467,066
    TeleTech Holdings, Inc.*                               23,800       230,622
    United Rentals, Inc.*                                  10,700       202,230
                                                                    -----------
                                                                      2,402,958
                                                                    -----------
  Computer Software & Services -- 4.07%
    Activision, Inc.*                                      22,350       451,023
    Acxiom Corp.                                            8,600       226,180
    CSG Systems International*                             11,400       213,180
    Dun & Bradstreet Corp.*                                 3,400       202,810
    Inter-Tel, Inc.                                        13,000       355,940
    Sybase, Inc.*                                          23,700       472,815
    THQ, Inc.*                                             15,300       350,982
                                                                    -----------
                                                                      2,272,930
                                                                    -----------
  Computers -- 1.37%
    Factset Research Systems, Inc.                          6,200       362,328
    MICROS Systems, Inc.*                                   3,100       241,986
    The Reynolds & Reynolds Co.                             6,000       159,060
                                                                    -----------
                                                                        763,374
                                                                    -----------
  Distribution & Wholesale -- 4.26%
    Aviall, Inc.*                                           9,800       225,106
    Brightpoint, Inc.*                                     13,900       271,606
    Handleman Co.                                          14,900       320,052
    Ingram Micro, Inc.*                                    20,600       428,480
    Owens & Minor, Inc.                                     8,800       247,896
    Tech Data Corp.*                                        9,800       444,920
    WESCO International, Inc.*                             14,900       441,636
                                                                    -----------
                                                                      2,379,696
                                                                    -----------
  Electronics & Electrical Components -- 1.85%
    Avnet, Inc.*                                           14,200       259,008
    CTS Corp.                                              11,500       152,835
    Paxar Corp.*                                           16,200       359,154
    PerkinElmer, Inc.                                      11,700       263,133
                                                                    -----------
                                                                      1,034,130
                                                                    -----------
  Entertainment & Leisure -- 2.20%
    Argosy Gaming Co.*                                      5,200       242,840
    Bluegreen Corp.*                                       22,200       440,226
    Polaris Industries, Inc.                                8,000       544,160
                                                                    -----------
                                                                      1,227,226
                                                                    -----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                     QUAKER SMALL-CAP VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Environmental Control -- 1.31%
    Metal Management, Inc.                                 13,600   $   365,432
    Mine Safety Appliances Co.                              7,200       365,040
                                                                    -----------
                                                                        730,472
                                                                    -----------
  Financial Services -- 4.21%
    Accredited Home Lenders
      Holding Co.*                                          9,400       466,992
    Affiliated Managers Group*                              6,600       447,084
    CompuCredit Corp.*                                      3,800       103,892
    Eaton Vance Corp.                                       9,100       474,565
    Investment Technology Group, Inc.*                     23,800       476,000
    Providian Financial Corp.*                             14,700       242,109
    WFS Financial, Inc.*                                    2,800       142,184
                                                                    -----------
                                                                      2,352,826
                                                                    -----------
  Food & Beverages -- 1.70%
    Corn Products International, Inc.                       6,000       321,360
    Ruddick Corp.                                           8,500       184,365
    Supervalu, Inc.                                        12,900       445,308
                                                                    -----------
                                                                        951,033
                                                                    -----------
  Hand & Machine Tools -- 0.95%
    Regal-Beloit Corp.                                     11,500       328,900
    The Stanley Works                                       4,100       200,859
                                                                    -----------
                                                                        529,759
                                                                    -----------
  Healthcare - Products -- 4.46%
    Advanced Medical Optics, Inc.*                         10,100       415,514
    Bausch & Lomb, Inc.                                     5,500       354,530
    Dade Behring Holdings, Inc.*                            3,800       212,800
    Gen-Probe, Inc.*                                       10,200       461,142
    Idexx Laboratories, Inc.*                               4,700       256,573
    PolyMedica Corp.                                        8,600       320,694
    Sola International, Inc.*                               5,000       137,700
    Sybron Dental Specialties, Inc.*                        9,400       332,572
                                                                    -----------
                                                                      2,491,525
                                                                    -----------
  Healthcare - Services -- 2.16%
    Beverly Enterprises, Inc.*                             23,600       215,940
    Humana, Inc.*                                          10,300       305,807
    Pacificare Health Systems*                              4,400       248,688
    Sierra Health Services*                                 7,900       435,369
                                                                    -----------
                                                                      1,205,804
                                                                    -----------
  Home Builders -- 3.98%
    Beazer Homes USA, Inc.                                  3,600       526,356
    MDC Holdings, Inc.                                      3,300       285,252
    Meritage Homes Corp.*                                   2,500       281,750
    NVR, Inc.*                                                800       615,520
    Toll Brothers, Inc.*                                    4,700       322,467
    Winnebago Industries                                    5,000       195,300
                                                                    -----------
                                                                      2,226,645
                                                                    -----------
  Household Products -- 0.76%
    John H Harland Co.                                     11,700       422,370
                                                                    -----------
  Housewares -- 0.41%
    Toro Co.                                                2,800       227,780
                                                                    -----------
  Insurance -- 8.28%
    Allmerica Financial Corp.*                             12,700       416,941
    Commerce Group, Inc.                                    7,600       463,904
    First American Corp.                                    6,300       221,382
    Infinity Property & Casualty Corp.                     10,500       369,600
    IPC Holdings Ltd.                                       9,800       426,398
    LandAmerica Financial Group, Inc.                       8,400       453,012
    Mercury General Corp.                                   2,700       161,784
    Radian Group, Inc.                                      7,500       399,300
    Stancorp Financial Group, Inc.                          4,300       354,750
    Stewart Information Services Corp.                      8,900       370,685
    The PMI Group, Inc.                                     9,000       375,750
    UICI                                                   11,900       403,410
    Zenith National Insurance Corp.                         4,200       209,328
                                                                    -----------
                                                                      4,626,244
                                                                    -----------
  Internet Software & Services -- 3.17%
    Earthlink, Inc.*                                       40,400       465,408
    Infospace, Inc.*                                        4,800       228,240
    Internet Security Systems*                             10,000       232,500
    TIBCO Software, Inc.*                                  32,400       432,216
    United Online, Inc.*                                   35,900       413,927
                                                                    -----------
                                                                      1,772,291
                                                                    -----------
  Iron & Steel Production -- 3.44%
    Carpenter Technology                                    6,600       385,836
    Oregon Steel Mills, Inc.*                              19,500       395,655
    Reliance Steel & Aluminum Co.                          10,000       389,600
    Ryerson Tull, Inc.                                     20,700       326,025
    Steel Dynamics, Inc.                                   11,200       424,256
                                                                    -----------
                                                                      1,921,372
                                                                    -----------

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER SMALL-CAP VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Machinery - Construction -- 0.13%
    Terex Corp.*                                            1,500   $    71,475
                                                                    -----------
  Machinery - Diversified -- 0.26%
    NACCO Industries, Inc.                                  1,400       147,560
                                                                    -----------
  Metal Fabricate & Hardware -- 0.33%
    Worthington Industries                                  9,500       186,010
                                                                    -----------
  Mining -- 0.74%
    Southern Peru Copper Corp.                              8,800       415,448
                                                                    -----------
  Miscellaneous Manufacturing -- 1.40%
    Acuity Brands, Inc.                                     6,700       213,060
    AO Smith Corp.                                          7,300       218,562
    The Brink's Co.                                         8,900       351,728
                                                                    -----------
                                                                        783,350
                                                                    -----------
  Oil & Gas -- 3.73%
    Cimarex Energy Co.*                                     9,600       363,840
    Giant Industries, Inc.*                                 7,900       209,429
    Houston Exploration Co.*                                5,300       298,443
    Maverick Tube Corp.*                                    9,600       290,880
    PetroKazakhstan, Inc.                                  10,800       400,680
    Tesoro Corp.*                                           6,300       200,718
    Veritas DGC, Inc.*                                     14,200       318,222
                                                                    -----------
                                                                      2,082,212
                                                                    -----------
  Pharmaceuticals -- 1.96%
    Biovail Corp.*                                         12,000       198,360
    Cephalon, Inc.*                                         7,800       396,864
    First Horizon Pharmaceutical Corp.*                    10,400       238,056
    United Therapeutics Corp.*                              5,800       261,870
                                                                    -----------
                                                                      1,095,150
                                                                    -----------
  Real Estate -- 1.75%
    Jones Lang LaSalle, Inc.*                               9,300       347,913
    LNR Property Corp.                                      5,800       364,878
    The St. Joe Co.                                         4,100       263,220
                                                                    -----------
                                                                        976,011
                                                                    -----------
  Retail -- 8.00%
    Abercrombie & Fitch Co.                                 9,200       431,940
    Aeropostale, Inc.*                                     13,100       385,533
    American Eagle Outfitters, Inc.                        10,300       485,130
    BJ's Wholesale Club, Inc.*                              6,700       195,171
    CEC Entertainment, Inc.*                                9,450       377,716
    Children's Place Retail Stores, Inc.*                   8,700       322,161
    Darden Restaurants, Inc.                               15,900       441,066
    Electronics Boutique
      Holdings Corp.*                                       7,200       309,168
    Men's Wearhouse, Inc.*                                  7,000       223,720
    Movie Gallery, Inc.                                    10,100       192,607
    Nu Skin Enterprises, Inc.                               9,300       236,034
    Stage Stores, Inc.*                                     9,100       377,832
    Too, Inc.*                                             11,800       288,628
    Zale Corp.*                                             6,800       203,116
                                                                    -----------
                                                                      4,469,822
                                                                    -----------
  Savings & Loans -- 2.03%
    Astoria Financial Corp.                                 2,200        87,934
    FirstFed Financial Corp.*                               6,300       326,781
    Independence Community Bank Corp.                       8,500       361,930
    TierOne Corp.                                          14,500       360,325
                                                                    -----------
                                                                      1,136,970
                                                                    -----------
  Semiconductors -- 0.70%
    Cree, Inc.*                                             9,700       388,776
                                                                    -----------
  Telecommunications -- 4.35%
    Anixter International, Inc.*                            5,800       208,742
    Black Box Corp.                                         6,200       297,724
    Commonwealth Telephone
      Enterprises, Inc.*                                    8,200       407,212
    CommScope, Inc.*                                       11,400       215,460
    Harris Corp.                                            6,800       420,172
    Polycom, Inc.*                                         15,800       368,456
    Premiere Global Services, Inc.*                        15,700       168,147
    Scientific-Atlanta, Inc.                               10,500       346,605
                                                                    -----------
                                                                      2,432,518
                                                                    -----------
  Transportation Services -- 4.13%
    Arkansas Best Corp.                                     9,400       421,966
    GATX Corp.                                             15,300       452,268
    General Maritime Corp.*                                 8,900       355,555
    Knightsbridge Tankers Ltd.                              5,500       183,865
    Ryder System, Inc.                                      4,600       219,742
    Teekay Shipping Corp.                                   7,800       328,458
    Tsakos Energy Navigation Ltd.                           9,600       343,584
                                                                    -----------
                                                                      2,305,438
                                                                    -----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                     QUAKER SMALL-CAP VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Utilities -- 3.10%
    Avista Corp.                                            6,000   $   106,020
    Energen Corp.                                           7,400       436,230
    Energy East Corp.                                       7,500       200,100
    Idacorp, Inc.                                          10,000       305,700
    Northeast Utilities                                     9,000       169,650
    SCANA Corp.                                             8,200       323,080
    Unisource Energy Corp.                                  7,900       190,469
                                                                    -----------
                                                                      1,731,249
                                                                    -----------
    Total Common Stock
      (Cost $43,268,176)                                             54,599,374
                                                                    -----------

WARRANTS -- 0.00%

    Imperial Credit Industries Warrants
      Expiration January, 2008*                               806            --
                                                                    -----------
    Total Warrants (Cost $--)                                                --
                                                                    -----------

SHORT-TERM INVESTMENTS -- 1.64%

    Evergreen Money Market Institutional
      Treasury Money Market
    Fund Institutional Service Shares                     916,745       916,745
                                                                    -----------
    Total Short-term Investments
      (Cost $916,745)                                                   916,745
                                                                    -----------
Total Value of Investments
  (Cost $44,184,921) (99.38%)                                        55,516,119
Other Assets Less Liabilities, Net (0.62%)                              348,839
                                                                    -----------
    Net Assets (100.00%)                                            $55,864,958
                                                                    ===========

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
GEEWAX TERKER CORE VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK -- 97.91%

  Auto Parts & Equipment -- 1.58%
    BorgWarner, Inc.                                          500    $   27,085
                                                                     ----------
  Banks -- 1.81%
    R-G Financial Corp.                                       800        31,104
                                                                     ----------
  Building Materials -- 1.44%
    American Standard Cos., Inc.*                             600        24,792
                                                                     ----------
  Chemicals -- 2.78%
    Airgas, Inc.                                            1,800        47,718
                                                                     ----------
  Commercial Services -- 1.04%
    ACE Cash Express, Inc.*                                   600        17,796
                                                                     ----------
  Computers -- 2.45%
    Dell, Inc.*                                             1,000        42,140
                                                                     ----------
  Cosmetics & Toiletries -- 3.28%
    Colgate-Palmolive Co.                                   1,100        56,276
                                                                     ----------
  Distribution & Wholesale -- 1.32%
    Hughes Supply, Inc.                                       700        22,645
                                                                     ----------
  Electronics & Electrical Components -- 2.54%
    Rogers Corp.                                              300        12,930
    TTM Technologies, Inc.*                                 2,600        30,680
                                                                     ----------
                                                                         43,610
                                                                     ----------
  Entertainment & Leisure -- 3.00%
    Bluegreen Corp.*                                        1,000        19,830
    Brunswick Corp.                                           300        14,850
    DreamWorks Animation SKG, Inc.*                           450        16,879
                                                                     ----------
                                                                         51,559
                                                                     ----------
  Financial Services -- 15.24%
    AG Edwards, Inc.                                          400        17,284
    Asta Funding, Inc.                                      1,600        42,944
    Citigroup, Inc.                                         1,500        72,270
    Doral Financial Corp.                                     725        35,706
    Encore Capital Group, Inc.*                             1,200        28,536
    Goldman Sachs Group, Inc.                                 500        52,020
    Merrill Lynch & Co., Inc.*                                500        13,000
                                                                     ----------
                                                                        261,760
                                                                     ----------
  Food Service -- 0.85%
    Centerplate, Inc.                                       1,100        14,553
                                                                     ----------
  Healthcare - Products -- 0.50%
    Microtek Medical Holdings, Inc.*                        2,100         8,526
                                                                     ----------
  Healthcare - Services -- 1.79%
    UnitedHealth Group, Inc.                                  350        30,811
                                                                     ----------
  Household Products -- 1.66%
    Fortune Brands, Inc.                                      200        15,436
    Jarden Corp.*                                             300        13,032
                                                                     ----------
                                                                         28,468
                                                                     ----------
  Insurance -- 4.31%
    Principal Financial Group, Inc.                           600        24,564
    Prudential Financial, Inc.                                900        49,464
                                                                     ----------
                                                                         74,028
                                                                     ----------
  Metal Fabricate & Hardware -- 1.91%
    Precision Castparts Corp.                                 500        32,840
                                                                     ----------
  Miscellaneous Manufacturing -- 9.96%
    3M Co.                                                    200        16,414
    General Electric Co.                                    2,400        87,600
    Harsco Corp.                                              500        27,870
    Leggett & Platt, Inc.                                     900        25,587
    Trinity Industries, Inc.                                  400        13,632
                                                                     ----------
                                                                        171,103
                                                                     ----------
  Multimedia -- 2.43%
    Walt Disney Co.                                         1,500        41,700
                                                                     ----------
  Oil & Gas -- 10.29%
    Apache Corp.                                              400        20,228
    Burlington Resources, Inc.                                500        21,750
    Callon Petroleum Co.*                                   1,000        14,460
    Newfield Exploration Co.*                                 600        35,430
    Penn Virginia Corp.                                       400        16,228
    Southwestern Energy Co.*                                  400        20,276
    Valero Energy Corp.                                       400        18,160
    Whiting Petroleum Corp.*                                1,000        30,250
                                                                     ----------
                                                                        176,782
                                                                     ----------
  Packaging & Containers -- 0.84%
    Pactiv Corp.*                                             570        14,415
                                                                     ----------
  Real Estate -- 2.25%
    Ashford Hospitality Trust, Inc.                         1,300        14,131
    Capital Trust, Inc.                                       800        24,568
                                                                     ----------
                                                                         38,699
                                                                     ----------

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                   GEEWAX TERKER CORE VALUE FUND

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
  Retail -- 11.11%
    Dollar Tree Stores, Inc.*                               1,000    $   28,680
    First Cash Financial Services, Inc.*                    1,000        26,710
    Lowe's Cos., Inc.                                         500        28,795
    Regis Corp.                                               500        23,075
    Target Corp.                                              550        28,562
    The Pantry, Inc.*                                         600        18,054
    Wal-Mart Stores, Inc.                                     700        36,974
                                                                     ----------
                                                                        190,850
                                                                     ----------
  Telecommunications -- 0.78%
    Ditech Communications Corp.*                              900        13,455
                                                                     ----------
  Textiles -- 2.66%
    Mohawk Industries, Inc.*                                  500        45,625
                                                                     ----------
  Transportation Services -- 1.80%
    Genesee & Wyoming, Inc.*                                1,100        30,943
                                                                     ----------
  Utilities -- 8.29%
    Exelon Corp.                                              600        26,442
    TXU Corp.                                               1,100        71,016
    UGI Corp.                                               1,100        45,001
                                                                     ----------
                                                                        142,459
                                                                     ----------
    Total Common Stock
      (Cost $1,429,945)                                               1,681,742
                                                                     ----------

EQUITY FUNDS -- 0.70%

    Midcap SPDR Trust Series 1                                100        12,113
                                                                     ----------
    Total Equity Funds (Cost $11,755)                                    12,113
                                                                     ----------

SHORT-TERM INVESTMENTS -- 1.26%

    Merrill Lynch Master EBP Repo
      Money Market Fund                                    21,586        21,586
                                                                     ----------
    Total Short-term Investments
      (Cost $21,586)                                                     21,586
                                                                     ----------
Total Value of Investments
  (Cost $1,463,286) (99.87%)                                          1,715,441
Other Assets Less Liabilities, Net (0.13%)                                2,216
                                                                     ----------
    Net Assets (100.00%)                                             $1,717,657
                                                                     ==========

*     Non-income producing investment

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Schedule of Investments
----------------------------------------
December 31, 2004 (Unaudited)
QUAKER FIXED INCOME FUND

                                                        Principal      Value
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 53.61%

  Federal Home Loan Mortgage Corp. -- 23.44%
    Freddie Mac 22 C, 9.50%,
      04/15/2020                                           50,028   $    50,019
    Freddie Mac 2833 GH, 5.50%,
      10/15/2031                                          300,000       300,243
    Freddie Mac 2876 DA, 5.50%,
      10/15/2034                                          367,442       370,461
    Freddie Mac Gold Pool #E50726,
      8.50%, 07/01/2007                                    92,072        96,720
    Freddie Mac Gold Pool #E51028,
      8.50%, 07/01/2007                                    17,061        17,923
    Freddie Mac Gold Pool #E51721,
      8.50%, 01/01/2008                                    72,832        76,509
    Freddie Mac Gold Pool #E51878,
      8.50%, 09/01/2007                                    66,858        70,234
                                                                    -----------
                                                                        982,109
                                                                    -----------
  Federal National Mortgage Association -- 24.46%
    Fannie Mae 1993-152 K, P.O.,
      0.00%, 08/25/2023                                    39,691        35,767
    Fannie Mae 2002-93 CB, 5.25%,
      10/25/2030                                          348,421       356,486
    Fannie Mae 2003-33 LD, 4.25%,
      09/25/2022                                          633,574       632,633
                                                                    -----------
                                                                      1,024,886
                                                                    -----------

  Government National Mortgage Association -- 5.71%
    Ginnie Mae II Pool # 8165, 3.375%,
      03/20/2023                                           40,408        40,224
    Ginnie Mae II Pool # 8249, 4.75%,
      08/20/2017                                           33,539        33,830
    Ginnie Mae II Pool # 8314, 4.625%,
      11/20/2023                                           19,152        19,554
    Ginnie Mae II Pool # 8413, 4.625%,
      10/20/2018                                           30,520        31,117
    Ginnie Mae II Pool # 8597, 3.375%,
      02/20/2025                                           13,927        13,861
    Ginnie Mae II Pool # 8690, 4.75%,
      09/20/2020                                           15,559        15,705
    Ginnie Mae II Pool # 8701, 4.625%,
      10/20/2020                                           51,996        53,046
    Ginnie Mae II Pool # 8876, 4.375%,
      05/20/2026                                           32,230        32,076
                                                                    -----------
                                                                        239,413
                                                                    -----------
    Total Agency Obligations
      (Cost $2,244,891)                                               2,246,408
                                                                    -----------

ASSET BACKED SECURITIES -- 28.82%

  Financial Services -- 28.82%
    Asset Securitization Corp.
      1997-MD7 A1A, 7.32%,
      01/13/2030                                            3,911         3,923
    Chase Commercial Mortgage
      Securities Corp. 1996-2 A2, 6.90%,
      11/19/2028                                           49,230        50,897
    Chase Commercial Mortgage
      Securities Corp. 1999-2 A1,
      7.032%, 01/15/2032                                   47,225        50,248
    Commercial Mortgage Acceptance
      Corp. 1996-2 A2, 7.03%,
      06/15/2031                                           20,000        22,236
    Conseco Finance Securitizations
      Corp. 2001-1, 9.08%,
      05/01/2031* (a)                                      25,000         2,250
    CS First Boston Mortgage Securities
      Corp. 1998-C1 A1A, 6.26%,
      05/17/2040                                            6,702         6,804
    CS First Boston Mortgage Securities
      Corp., 7.50%, 05/25/2032                            475,729       487,471
    Deutsche Mortgage and Asset
      Receiving Corp. 1998-C1 A2,
      6.538%, 06/15/2031                                   62,310        66,270
    DLJ Commercial Mortgage Corp.
      1998-CF1 A1B, 6.41%,
      02/18/2031                                           25,000        26,702
    DLJ Commercial Mortgage Corp.
      1998-CG1 A1B 6.41%,
      06/10/2031                                          105,000       112,682
    First Union Commercial Mortgage
      Securities, Inc. 1997 7.38%,
      04/18/2029                                           82,924        88,235
    GMAC Commercial Mortgage
      Securities, Inc. 1997-C2 A3,
      6.566%, 04/15/2029                                   40,465        43,058
    JP Morgan Commercial Mortgage
      Finance Corp. 1999-C7 A1,
      6.18%, 10/15/2035                                    21,764        22,694
    Merrill Lynch Mortgage Investors,
      Inc. 1995-C2 A1, 6.9258%,
      06/15/2021                                           10,344        10,496
    Merrill Lynch Mortgage Investors,
      Inc. 1997-C1 A3, 7.12%,
      06/18/2029                                           10,448        10,978

                                        ----------------------------------------
                                                         Schedule of Investments
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)
                                                        QUAKER FIXED INCOME FUND

                                                        Principal      Value
--------------------------------------------------------------------------------
    Merrill Lynch Mortgage Investors,
      Inc. 1998-C1 A1, 6.31%,
      11/15/2026                                            8,693    $    8,863
    Mortgage Capital Funding, Inc.
      1998-MC3 A1, 6.001%,
      11/18/2031                                            2,991         3,033
    Mortgage Capital Funding, Inc.,
      7.117%, 11/20/2027                                   85,000        91,278
    Nomura Asset Securities Corp.,
      7.0345%, 03/15/2030                                  50,000        58,111
    Salomon Brothers Mortgage
      Securities VI 1986-1 A, 6.00%,
      12/25/2011                                           41,154        41,075
                                                                     ----------
    Total Asset Backed Securities
      (Cost $1,179,276)                                               1,207,304
                                                                     ----------

CORPORATE BONDS -- 15.48%

  Financial Services -- 5.17%
    Citigroup Global Markets
      Holdings, Inc., 7.375%,
      05/15/2007                                          200,000       216,582
  Healthcare - Products -- 6.54%
    Bard (C.R.) Inc., 6.70%,
      12/01/2026                                          250,000       274,258
  Textiles -- 3.77%
    CNA Holdings, Inc., 7.125%,
      03/15/2009                                          150,000       157,818
                                                                     ----------
    Total Corporate Bonds
      (Cost $612,958)                                                   648,658
                                                                     ----------

UNITED STATES TREASURY OBLIGATIONS -- 2.58%

    United States Treasury Note/Bond,
      5.375%, 02/15/2031                                  100,000       108,133
                                                                     ----------
    Total United States Treasury
      Obligations (Cost $108,057)                                       108,133
                                                                     ----------

                                                         Number       Market
                                                        of Shares      Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.05%

    Merrill Lynch Master EBP Repo
      Money Market Fund                                     1,912    $    1,912
                                                                     ----------
    Total Short-Term Investments
      (Cost $1,912)                                                       1,912
                                                                     ----------
Total Value of Investments
  (Cost $4,147,094) (100.54%)                                         4,212,415
Liabilities in Excess of Other Assets,
  Net (-0.54%)                                                          (22,668)
                                                                     ----------
    Net Assets (100.00%)                                             $4,189,747
                                                                     ==========

*     Non-income producing investment

(a) Securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor using independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at December 31, 2004 is $2,250, which represents 0.05% of total net assets.

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Statements of Assets and Liabilities
----------------------------------------
December 31, 2004 (Unaudited)

                                                                                    Growth Funds
                                                                  ---------------------------------------------------
                                                                    Strategic        Core Equity          Small-Cap
                                                                   Growth Fund           Fund            Growth Fund
                                                                  ---------------------------------------------------
ASSETS:
   Investments, at value                                          $ 485,619,371      $  12,240,591      $   3,128,110
   Cash                                                                      --                 --                 --
   Deposits with brokers for securities sold short                   10,736,669                 --                 --
   Receivables:
       Dividends and interest                                           458,769             12,074              1,937
       Fund shares sold                                               3,755,779                226                 25
       Investment securities sold                                     1,537,665                 --                 --
       Due from Advisor                                                  26,113                 --                 --
   Prepaid expenses and other assets                                     89,183             12,761              1,256
                                                                  -------------      -------------      -------------
       Total assets                                                 502,223,549         12,265,652          3,131,328
                                                                  -------------      -------------      -------------
LIABILITIES:
  Payables:
       Securities sold short, at value                                2,610,015                 --                 --
       Fund shares redeemed                                             137,633                 --                 --
       Investment securities purchased                                6,685,694                 --                 --
       Distributions                                                         --                 --                 --
       Due to custodian                                                      --                 --                 --
  Accrued expenses                                                      107,238              5,576              3,292
  Due to advisor (note 3)                                               523,349             10,745              2,749
                                                                  -------------      -------------      -------------
       Total liabilities                                             10,063,929             16,321              6,041
                                                                  -------------      -------------      -------------
NET ASSETS                                                        $ 492,159,620      $  12,249,331      $   3,125,287
                                                                  =============      =============      =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $ 425,224,207      $  17,263,787      $   3,317,542
  Accumulated net realized gain (loss) on investments                 9,351,717         (5,743,510)          (629,864)
  Accumulated net investment income (loss)                           (1,912,144)            15,133            (14,745)
  Net unrealized appreciation (depreciation) on investments          59,495,840            713,921            452,354
                                                                  -------------      -------------      -------------
       Total Net Assets                                           $ 492,159,620      $  12,249,331      $   3,125,287
                                                                  =============      =============      =============

Investments, at Cost                                              $ 426,002,802      $  11,526,670      $   2,675,756

Proceeds from Securities Sold Short                                   2,489,286                 --                 --

Class A shares:
  Net Assets                                                      $ 399,139,975      $   8,956,090      $     374,939
                                                                  -------------      -------------      -------------
  Shares of Beneficial interest outstanding                          18,353,196            761,092             40,216
                                                                  -------------      -------------      -------------
  Net Asset Value per share                                       $       21.75      $       11.77      $        9.32
                                                                  =============      =============      =============
  Offering price per share                                        $       23.02      $       12.46      $        9.86
                                                                  =============      =============      =============
Class B shares:
  Net Assets                                                      $  16,797,067      $     171,161      $     125,746
                                                                  -------------      -------------      -------------
  Shares of Beneficial interest outstanding                             793,791             15,005             13,898
                                                                  -------------      -------------      -------------
  Net Asset Value, offering and redemption(1) price per share     $       21.16      $       11.41      $        9.05
                                                                  =============      =============      =============
Class C shares:
  Net Assets                                                      $  51,841,355      $     144,215      $     226,701
                                                                  -------------      -------------      -------------
  Shares of Beneficial interest outstanding                           2,459,056             12,721             24,905
                                                                  -------------      -------------      -------------
  Net Asset Value, offering and redemption(1) price per share     $       21.08      $       11.34      $        9.10
                                                                  =============      =============      =============
Class I shares:
  Net Assets                                                      $  24,381,223      $   2,977,865      $   2,397,901
                                                                  -------------      -------------      -------------
  Shares of Beneficial interest outstanding                           1,109,915            264,521            250,992
                                                                  -------------      -------------      -------------
  Net Asset Value, offering and redemption price per share        $       21.97      $       11.26      $        9.55
                                                                  =============      =============      =============

                                                                            Growth Funds             Blended Fund     Value Funds
                                                                ------------------------------------ ------------ -----------------
                                                                      Capital       Biotech Pharma-   Small-Cap         Mid-Cap
                                                                Opportunities Fund  Healthcare Fund   Trend Fund       Value Fund
                                                                ------------------------------------ ------------ -----------------
ASSETS:
   Investments, at value                                            $ 23,069,121     $ 19,670,004     $ 5,154,387       $61,892,959
   Cash                                                                       --               --              --                --
   Deposits with brokers for securities sold short                            --        4,637,925              --                --
   Receivables:
       Dividends and interest                                             17,723            9,679             440            54,918
       Fund shares sold                                                  133,682           42,385          78,522         1,661,421
       Investment securities sold                                        601,418          459,193              --           308,546
       Due from Advisor                                                       --               --             359                --
   Prepaid expenses and other assets                                      13,402           21,340          10,395            28,082
                                                                    ------------     ------------     -----------       -----------
       Total assets                                                   23,835,346       24,840,526       5,244,103        63,945,926
                                                                    ------------     ------------     -----------       -----------
LIABILITIES:
  Payables:
       Securities sold short, at value                                        --        2,756,804              --                --
       Fund shares redeemed                                                   --               --              --             4,120
       Investment securities purchased                                        --               --          70,036           500,171
       Distributions                                                          --               --              --                --
       Due to custodian                                                  316,365               --              --                --
  Accrued expenses                                                         8,506            5,884           1,653            20,487
  Due to advisor (note 3)                                                 26,678           26,988           2,930            52,639
                                                                    ------------     ------------     -----------       -----------
       Total liabilities                                                 351,549        2,789,676          74,619           577,417
                                                                    ------------     ------------     -----------       -----------
NET ASSETS                                                          $ 23,483,797     $ 22,050,850     $ 5,169,484       $63,368,509
                                                                    ============     ============     ===========       ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $ 20,435,560     $ 21,772,682     $ 4,742,196       $52,360,028
  Accumulated net realized gain (loss) on investments                  1,101,652         (244,363)        (28,322)        1,153,220
  Accumulated net investment income (loss)                              (174,021)        (167,455)        (38,973)         (168,674)
  Net unrealized appreciation (depreciation) on investments            2,120,606          689,986         494,583        10,023,935
                                                                    ------------     ------------     -----------       -----------
       Total Net Assets                                             $ 23,483,797     $ 22,050,850     $ 5,169,484       $63,368,509
                                                                    ============     ============     ===========       ===========

Investments, at Cost                                                $ 20,948,515     $ 18,873,886     $ 4,659,804       $51,869,024

Proceeds from Securities Sold Short                                           --        2,650,672              --                --

Class A shares:
  Net Assets                                                        $ 11,269,000     $ 16,084,481     $ 3,405,685       $45,300,442
                                                                    ------------     ------------     -----------       -----------
  Shares of Beneficial interest outstanding                            1,018,046        1,268,979         319,882         2,691,329
                                                                    ------------     ------------     -----------       -----------
  Net Asset Value per share                                         $      11.07     $      12.68     $     10.65       $     16.83
                                                                    ============     ============     ===========       ===========
  Offering price per share                                          $      11.71     $      13.42     $     11.27       $     17.81
                                                                    ============     ============     ===========       ===========
Class B shares:
  Net Assets                                                        $  1,289,071     $  1,544,287                       $ 3,221,579
                                                                    ------------     ------------                       -----------
  Shares of Beneficial interest outstanding                              117,792          123,965                           196,718
                                                                    ------------     ------------                       -----------
  Net Asset Value, offering and redemption(1) price per share       $      10.94     $      12.46                       $     16.38
                                                                    ============     ============                       ===========
Class C shares:
  Net Assets                                                        $ 10,925,726     $  4,422,082     $ 1,555,020       $12,789,002
                                                                    ------------     ------------     -----------       -----------
  Shares of Beneficial interest outstanding                              998,323          354,732         147,321           791,700
                                                                    ------------     ------------     -----------       -----------
  Net Asset Value, offering and redemption(1) price per share       $      10.94     $      12.47     $     10.56       $     16.15
                                                                    ============     ============     ===========       ===========
Class I shares:
  Net Assets                                                                                          $   208,779       $ 2,057,486
                                                                                                      -----------       -----------
  Shares of Beneficial interest outstanding                                                                19,623           120,174
                                                                                                      -----------       -----------
  Net Asset Value, offering and redemption price per share                                            $     10.64       $     17.12
                                                                                                      ===========       ===========

                                                                             Value Funds            Fixed Income Fund
                                                                    ------------------------------- -----------------
                                                                    Small-Cap        Geewax Terker     Fixed Income
                                                                    Value Fund      Core Value Fund        Fund
                                                                    ------------------------------- -----------------
ASSETS:
   Investments, at value                                            $ 55,516,119      $ 1,715,441       $ 4,212,415
   Cash                                                                       --               --                --
   Deposits with brokers for securities sold short                            --               --                --
   Receivables:
       Dividends and interest                                             19,620            2,919            24,410
       Fund shares sold                                                  194,475               --               110
       Investment securities sold                                        216,200               --                --
       Due from Advisor                                                       --               --                --
   Prepaid expenses and other assets                                      23,731            1,017            10,107
                                                                    ------------      -----------       -----------
       Total assets                                                   55,970,145        1,719,377         4,247,042
                                                                    ------------      -----------       -----------
LIABILITIES:
  Payables:
       Securities sold short, at value                                        --               --                --
       Fund shares redeemed                                                7,210               --            50,048
       Investment securities purchased                                        --               --                --
       Distributions                                                          --               --             3,441
       Due to custodian                                                       --               --                --
  Accrued expenses                                                        21,085            1,720             2,483
  Due to advisor (note 3)                                                 76,892               --             1,323
                                                                    ------------      -----------       -----------
       Total liabilities                                                 105,187            1,720            57,295
                                                                    ------------      -----------       -----------
NET ASSETS                                                          $ 55,864,958      $ 1,717,657       $ 4,189,747
                                                                    ============      ===========       ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $ 42,346,841      $ 1,465,654       $ 5,164,347
  Accumulated net realized gain (loss) on investments                  2,408,463           (3,383)       (1,039,921)
  Accumulated net investment income (loss)                              (221,544)           3,231                --
  Net unrealized appreciation (depreciation) on investments           11,331,198          252,155            65,321
                                                                    ------------      -----------       -----------
       Total Net Assets                                             $ 55,864,958      $ 1,717,657       $ 4,189,747
                                                                    ============      ===========       ===========

Investments, at Cost                                                $ 44,184,921      $ 1,463,286       $ 4,147,094

Proceeds from Securities Sold Short                                           --               --                --

Class A shares:
  Net Assets                                                        $ 20,746,257      $ 1,717,657       $ 1,087,310
                                                                    ------------      -----------       -----------
  Shares of Beneficial interest outstanding                            1,084,182          144,907           114,777
                                                                    ------------      -----------       -----------
  Net Asset Value per share                                         $      19.14      $     11.85       $      9.47
                                                                    ============      ===========       ===========
  Offering price per share                                          $      20.25      $     12.54       $      9.89
                                                                    ============      ===========       ===========
Class B shares:
  Net Assets                                                        $  1,081,281                        $   742,571
                                                                    ------------                        -----------
  Shares of Beneficial interest outstanding                               58,477                             78,706
                                                                    ------------                        -----------
  Net Asset Value, offering and redemption(1) price per share       $      18.49                        $      9.43
                                                                    ============                        ===========
Class C shares:
  Net Assets                                                        $  5,451,145                        $ 2,271,942
                                                                    ------------                        -----------
  Shares of Beneficial interest outstanding                              302,265                            240,901
                                                                    ------------                        -----------
  Net Asset Value, offering and redemption(1) price per share       $      18.03                        $      9.43
                                                                    ============                        ===========
Class I shares:
  Net Assets                                                        $ 28,586,275                        $    87,924
                                                                    ------------                        -----------
  Shares of Beneficial interest outstanding                            1,475,423                              9,302
                                                                    ------------                        -----------
  Net Asset Value, offering and redemption price per share          $      19.37                        $      9.45
                                                                    ============                        ===========

(1) Redemption price per share may be reduced for any applicable contingent defered sales charge.

     The accompanying notes are an integral part of the financial statements


                                     32 & 33

----------------------------------------
Statements of Operations
----------------------------------------
For the Six Months Ended December 31, 2004 (Unaudited)

                                                                                           Growth Funds
                                                                            ------------------------------------------
                                                                              Strategic     Core Equity    Small-Cap
                                                                             Growth Fund        Fund      Growth Fund
                                                                            ------------------------------------------
INVESTMENT INCOME

Income:
  Dividends                                                                 $  2,028,630      $117,465     $  12,770
  Interest                                                                       367,823           719           369
                                                                            ------------      --------     ---------
    Total Income                                                               2,396,453       118,184        13,139
                                                                            ------------      --------     ---------

Expenses:
  Investment advisory fees (note 3)                                            2,694,047        60,634        14,816
  Fund administration, accounting, and transfer agent fees (note 3)              484,325        13,476         3,289
  Custody fees                                                                    19,387         3,312         2,825
  Trustee fees and meeting expenses                                               75,528         2,026           494
  Legal fees                                                                      82,473         1,975           496
  Audit fees                                                                      23,491           659           161
  Distribution fees -- Class A                                                   419,137        10,498           390
  Distribution fees -- Class B                                                    80,249           887           565
  Distribution fees -- Class C                                                   214,685           772         1,321
  Officers' Compensation Fees                                                     81,799         2,237           545
  Registration and filing expenses                                                31,253         1,618           370
  Printing expenses                                                               54,063         1,165           284
  Other operating expenses                                                        74,273         3,792         2,328
                                                                            ------------      --------     ---------
    Total expenses                                                             4,334,710       103,051        27,884
      Less:
      Investment advisory fees waived & reimbursed (note 3)                           --            --            --
      Service provider fees waived                                                    --            --            --
      Fees paid indirectly                                                        26,113            --            --
                                                                            ------------      --------     ---------
    Net expenses                                                               4,308,597       103,051        27,884
                                                                            ------------      --------     ---------
      Net investment income (loss)                                            (1,912,144)       15,133       (14,745)
                                                                            ------------      --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss) from investments (excluding short securities)      13,470,412        80,647       147,325
  Net realized gain (loss) from short securities                               1,495,828            --            --
  Net realized gain (loss) from options                                         (667,842)           --            --
  Net realized gain (loss) from currency transactions                                 --            --            --
  Net unrealized appreciation (depreciation) on investments                   30,831,888       343,700       125,719
                                                                            ------------      --------     ---------
      Net realized and unrealized gain (loss) on investments                  45,130,286       424,347       273,044
                                                                            ------------      --------     ---------

        Net increase (decrease) in net assets resulting from operations     $ 43,218,142      $439,480     $ 258,299
                                                                            ============      ========     =========

                                                                                    Growth Funds            Blended Fund
                                                                            ------------------------------ -------------
                                                                                Capital    Biotech Pharma-
                                                                            Opportunities    Healthcare     Small-Cap
                                                                                 Fund           Fund        Trend Fund
                                                                            ------------------------------ -------------
INVESTMENT INCOME

Income:
  Dividends                                                                 $     99,870      $    617     $   8,831
  Interest                                                                         1,852        47,017           336
                                                                            ------------      --------     ---------
    Total Income                                                                 101,722        47,634         9,167
                                                                            ------------      --------     ---------

Expenses:
  Investment advisory fees (note 3)                                              150,995       126,389        24,826
  Fund administration, accounting, and transfer agent fees (note 3)               25,501        20,265         4,810
  Custody fees                                                                     3,968         2,482         1,297
  Trustee fees and meeting expenses                                                3,823         3,276         1,044
  Legal fees                                                                       4,403         3,283           777
  Audit fees                                                                       1,243           984           233
  Distribution fees -- Class A                                                    12,774        14,654         3,272
  Distribution fees -- Class B                                                     5,732         7,994            --
  Distribution fees -- Class C                                                    52,596        20,554         6,188
  Officers' Compensation Fees                                                      4,221         3,342           793
  Registration and filing expenses                                                 1,635         5,767         4,706
  Printing expenses                                                                3,248         2,506           413
  Other operating expenses                                                         5,604         3,593         2,498
                                                                            ------------      --------     ---------
    Total expenses                                                               275,743       215,089        50,857
      Less:
      Investment advisory fees waived & reimbursed (note 3)                           --            --         2,717
      Service provider fees waived                                                    --            --            --
      Fees paid indirectly                                                            --            --            --
                                                                            ------------      --------     ---------
    Net expenses                                                                 275,743       215,089        48,140
                                                                            ------------      --------     ---------
      Net investment income (loss)                                              (174,021)     (167,455)      (38,973)
                                                                            ------------      --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss) from investments (excluding short securities)       1,573,962       137,472       (28,323)
  Net realized gain (loss) from short securities                                      --        10,028            --
  Net realized gain (loss) from options                                          (23,576)     (227,973)           --
  Net realized gain (loss) from currency transactions                                 --        (4,620)           --
  Net unrealized appreciation (depreciation) on investments                      355,769       361,172       479,686
                                                                            ------------      --------     ---------
      Net realized and unrealized gain (loss) on investments                   1,906,155       276,079       451,363
                                                                            ------------      --------     ---------

        Net increase (decrease) in net assets resulting from operations     $  1,732,134      $108,624     $ 412,390
                                                                            ============      ========     =========

                                                                                       Value Funds                 Fixed Income Fund
                                                                          ----------------------------------------- ----------------
                                                                            Mid-Cap     Small-Cap    Geewax Terker    Fixed Income
                                                                          Value Fund    Value Fund  Core Value Fund       Fund
                                                                          ----------------------------------------- ----------------
INVESTMENT INCOME

Income:
  Dividends                                                               $  312,284    $  206,244      $ 11,087        $     --
  Interest                                                                    19,086         4,114           112         132,278
                                                                          ----------    ----------      --------        --------
    Total Income                                                             331,370       210,358        11,199         132,278
                                                                          ----------    ----------      --------        --------

Expenses:
  Investment advisory fees (note 3)                                          262,977       259,847         7,897          15,708
  Fund administration, accounting, and transfer agent fees (note 3)           59,620        57,407         1,753           5,652
  Custody fees                                                                 6,326         5,248         1,472           2,659
  Trustee fees and meeting expenses                                           10,220         8,692           263             853
  Legal fees                                                                  12,185        11,166           265             778
  Audit fees                                                                   2,834         2,792            85             277
  Distribution fees -- Class A                                                43,759        22,593         1,880           1,530
  Distribution fees -- Class B                                                14,720         4,841            --           4,544
  Distribution fees -- Class C                                                51,992        21,678            --          13,078
  Officers' Compensation Fees                                                  9,627         9,835           290             942
  Registration and filing expenses                                             5,766         5,028           245           1,169
  Printing expenses                                                            8,252         8,940           151             491
  Other operating expenses                                                    11,766        13,835         1,564           2,002
                                                                          ----------    ----------      --------        --------
    Total expenses                                                           500,044       431,902        15,865          49,683
      Less:
      Investment advisory fees waived & reimbursed (note 3)                       --            --         7,897           7,250
      Service provider fees waived                                                --            --            --           5,652
      Fees paid indirectly                                                        --            --            --              --
                                                                          ----------    ----------      --------        --------
    Net expenses                                                             500,044       431,902         7,968          36,781
                                                                          ----------    ----------      --------        --------
      Net investment income (loss)                                          (168,674)     (221,544)        3,231          95,497
                                                                          ----------    ----------      --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss) from investments (excluding short securities)   2,964,068     2,750,095        62,181           1,906
  Net realized gain (loss) from short securities                                  --            --            --              --
  Net realized gain (loss) from options                                           --            --            --              --
  Net realized gain (loss) from currency transactions                             --            --            --              --
  Net unrealized appreciation (depreciation) on investments                4,539,969     2,875,507       105,510          41,145
                                                                          ----------    ----------      --------        --------
      Net realized and unrealized gain (loss) on investments               7,504,037     5,625,602       167,691          43,051
                                                                          ----------    ----------      --------        --------

        Net increase (decrease) in net assets resulting from operations   $7,335,363    $5,404,058      $170,922        $138,548
                                                                          ==========    ==========      ========        ========

     The accompanying notes are an integral part of the financial statements


                                     34 & 35

----------------------------------------
Statements of Changes in Net Assets
----------------------------------------
For the Six-Month Period Ended December 31, 2004 (Unaudited)

                                                                                           Growth Funds
                                                                            -----------------------------------------
                                                                              Strategic      Core Equity   Small-Cap
                                                                             Growth Fund        Fund      Growth Fund
                                                                            -----------------------------------------
INCREASE IN NET ASSETS
Operations
  Net investment income (loss)                                              $ (1,912,144)   $    15,133    $  (14,745)
  Net realized gain (loss) on from investment transactions                    14,298,398         80,647       147,325
  Net unrealized appreciation (depreciation) on investments                   30,831,888        343,700       125,719
                                                                            ------------    -----------    ----------
    Net increase (decrease) in net assets resulting from operations         $ 43,218,142    $   439,480    $  258,299
                                                                            ------------    -----------    ----------
Distributions to shareholders from
  Net investment income -- Class A                                                    --             --            --
  Net investment income -- Class B                                                    --             --            --
  Net investment income -- Class C                                                    --             --            --
  Net investment income -- Class I                                                    --             --            --
  Net realized capital gain -- Class A                                       (17,163,732)            --            --
  Net realized capital gain -- Class B                                          (760,383)            --            --
  Net realized capital gain -- Class C                                        (2,295,965)            --            --
  Net realized capital gain -- Class I                                        (1,053,839)            --            --
                                                                            ------------    -----------    ----------
     Total Distributions                                                     (21,273,919)            --            --
                                                                            ------------    -----------    ----------
Capital share transactions
  Increase (decrease) in net assets from Fund share transactions (note 8)     93,959,213        (54,799)       16,268
                                                                            ------------    -----------    ----------
    Total increase (decrease) in net assets                                  115,903,436        384,681       274,567

NET ASSETS
  Beginning of period                                                        376,256,184     11,864,650     2,850,720
                                                                            ------------    -----------    ----------
  End of period                                                             $492,159,620    $12,249,331    $3,125,287
                                                                            ============    ===========    ==========

For the Fiscal Year Ended June 30, 2004

INCREASE IN NET ASSETS
Operations
  Net investment income (loss)                                              $ (4,401,312)   $  (116,927)   $  (39,348)
  Net realized gain (loss) on from investment transactions                    55,361,681      1,911,084       351,062
  Net unrealized appreciation (depreciation) on investments                    8,116,091         26,176       275,455
                                                                            ------------    -----------    ----------
    Net increase (decrease) in net assets resulting from operations         $ 59,076,460    $ 1,820,333    $  587,169
                                                                            ------------    -----------    ----------
Distributions to shareholders from
  Net investment income -- Class A                                                    --             --            --
  Net investment income -- Class B                                                    --             --            --
  Net investment income -- Class C                                                    --             --            --
  Net investment income -- Class I                                                    --             --            --
  Net realized capital gain -- Class A                                                --             --            --
  Net realized capital gain -- Class B                                                --             --            --
  Net realized capital gain -- Class C                                                --             --            --
  Net realized capital gain -- Class I                                                --             --            --
                                                                            ------------    -----------    ----------
    Total Distributions                                                               --             --            --
                                                                            ------------    -----------    ----------
Capital share transactions
  Increase (decrease) in net assets from Fund share transactions (note 8)    133,725,806       (586,804)      227,572
                                                                            ------------    -----------    ----------
    Total increase (decrease) in net assets                                  192,802,266      1,233,529       814,741

NET ASSETS
  Beginning of period                                                        183,453,918     10,631,121     2,035,979
                                                                            ------------    -----------    ----------
  End of period                                                             $376,256,184    $11,864,650    $2,850,720
                                                                            ============    ===========    ==========

                                                                                   Growth Funds            Blended Fund
                                                                            ------------------------------ -------------
                                                                                Capital    Biotech Pharma-
                                                                            Opportunities    Healthcare     Small-Cap
                                                                                 Fund           Fund        Trend Fund*
                                                                            ------------------------------ -------------
INCREASE IN NET ASSETS
Operations
   Net investment income (loss)                                              $  (174,021)   $  (167,455)   $  (38,973)
   Net realized gain (loss) on from investment transactions                    1,550,386        (85,093)      (28,323)
   Net unrealized appreciation (depreciation) on investments                     355,769        361,172       479,686
                                                                             -----------    -----------    ----------
       Net increase (decrease) in net assets resulting from operations       $ 1,732,134    $   108,624    $  412,390
                                                                             -----------    -----------    ----------
Distributions to shareholders from
   Net investment income -- Class A                                                   --             --            --
   Net investment income -- Class B                                                   --             --            --
   Net investment income -- Class C                                                   --             --            --
   Net investment income -- Class I                                                   --             --            --
   Net realized capital gain -- Class A                                       (1,175,374)    (1,115,681)       (9,602)
   Net realized capital gain -- Class B                                         (122,389)      (110,182)           --
   Net realized capital gain -- Class C                                       (1,111,938)      (307,905)       (4,536)
   Net realized capital gain -- Class I                                               --             --          (554)
                                                                             -----------    -----------    ----------
      Total Distributions                                                     (2,409,701)    (1,533,768)      (14,692)
                                                                             -----------    -----------    ----------

Capital share transactions
   Increase (decrease) in net assets from Fund share transactions (note 8)     5,056,166      7,722,717     1,273,720
                                                                             -----------    -----------    ----------
          Total increase (decrease) in net assets                              4,378,599      6,297,573     1,671,418

NET ASSETS
   Beginning of period                                                        19,105,198     15,753,277     3,498,066
                                                                             -----------    -----------    ----------
   End of period                                                             $23,483,797    $22,050,850    $5,169,484
                                                                             ===========    ===========    ==========

For the Fiscal Year Ended June 30, 2004

INCREASE IN NET ASSETS
Operations
   Net investment income (loss)                                              $  (259,630)   $  (233,088)   $   (8,459)
   Net realized gain (loss) on from investment transactions                    2,973,280      1,648,403        23,151
   Net unrealized appreciation (depreciation) on investments                   1,055,422        114,600        14,898
                                                                             -----------    -----------    ----------
       Net increase (decrease) in net assets resulting from operations       $ 3,769,072    $ 1,529,915    $   29,590
                                                                             -----------    -----------    ----------
Distributions to shareholders from
   Net investment income -- Class A                                                   --             --            --
   Net investment income -- Class B                                                   --             --            --
   Net investment income -- Class C                                                   --             --            --
   Net investment income -- Class I                                                   --             --            --
   Net realized capital gain -- Class A                                          (41,921)      (264,975)           --
   Net realized capital gain -- Class B                                          (11,949)       (81,136)           --
   Net realized capital gain -- Class C                                         (109,778)      (116,257)           --
   Net realized capital gain -- Class I                                               --             --            --
                                                                             -----------    -----------    ----------
      Total Distributions                                                       (163,648)      (462,368)           --
                                                                             -----------    -----------    ----------
Capital share transactions
   Increase (decrease) in net assets from Fund share transactions (note 8)     2,971,173      8,922,103     3,468,476
                                                                             -----------    -----------    ----------
          Total increase (decrease) in net assets                              6,576,597      9,989,650     3,498,066

NET ASSETS
   Beginning of period                                                        12,528,601      5,763,627            --
                                                                             -----------    -----------    ----------
   End of period                                                             $19,105,198    $15,753,277    $3,498,066
                                                                             ===========    ===========    ==========

                                                                                         Value Funds               Fixed Income Fund
                                                                           ---------------------------------------- ----------------
                                                                             Mid-Cap    Small-Cap    Geewax Terker   Fixed Income
                                                                           Value Fund   Value Fund  Core Value Fund      Fund
                                                                           ---------------------------------------- ----------------
INCREASE IN NET ASSETS
Operations
  Net investment income (loss)                                             $  (168,674)  $  (221,544)   $    3,231   $    95,497
  Net realized gain (loss) on from investment transactions                   2,964,068     2,750,095        62,181         1,906
  Net unrealized appreciation (depreciation) on investments                  4,539,969     2,875,507       105,510        41,145
                                                                           -----------   -----------    ----------   -----------
    Net increase (decrease) in net assets resulting from operations        $ 7,335,363   $ 5,404,058    $  170,922   $   138,548
                                                                           -----------   -----------    ----------   -----------
Distributions to shareholders from
  Net investment income -- Class A                                                  --            --            --       (27,380)
  Net investment income -- Class B                                                  --            --            --       (16,889)
  Net investment income -- Class C                                                  --            --            --       (49,381)
  Net investment income -- Class I                                                  --            --            --        (1,847)
  Net realized capital gain -- Class A                                      (3,205,064)   (1,788,461)     (133,227)           --
  Net realized capital gain -- Class B                                        (244,780)      (92,969)           --            --
  Net realized capital gain -- Class C                                        (991,828)     (485,647)           --            --
  Net realized capital gain -- Class I                                        (151,089)   (2,437,586)           --            --
                                                                           -----------   -----------    ----------   -----------
    Total Distributions                                                     (4,592,761)   (4,804,663)     (133,227)      (95,497)
                                                                           -----------   -----------    ----------   -----------
Capital share transactions
  Increase (decrease) in net assets from Fund share transactions (note 8)   16,367,679     7,067,394       230,830    (1,061,056)
                                                                           -----------   -----------    ----------   -----------
    Total increase (decrease) in net assets                                 19,110,281     7,666,789       268,525    (1,018,005)

NET ASSETS
  Beginning of period                                                       44,258,228    48,198,169     1,449,132     5,207,752
                                                                           -----------   -----------    ----------   -----------
  End of period                                                            $63,368,509   $55,864,958    $1,717,657   $ 4,189,747
                                                                           ===========   ===========    ==========   ===========

For the Fiscal Year Ended June 30, 2004

INCREASE IN NET ASSETS
Operations
  Net investment income (loss)                                             $  (318,384)  $  (171,739)   $   (7,075)  $   158,607
  Net realized gain (loss) on from investment transactions                   5,902,286     6,121,066       228,202       (29,515)
  Net unrealized appreciation (depreciation) on investments                  4,127,161     4,660,295        38,905      (257,609)
                                                                           -----------   -----------    ----------   -----------
    Net increase (decrease) in net assets resulting from operations        $ 9,711,063   $10,609,622    $  260,032   $  (128,517)
                                                                           -----------   -----------    ----------   -----------
Distributions to shareholders from
  Net investment income -- Class A                                                  --            --            --       (50,855)
  Net investment income -- Class B                                                  --            --            --       (26,711)
  Net investment income -- Class C                                                  --            --            --       (71,154)
  Net investment income -- Class I                                                  --            --            --        (9,887)
  Net realized capital gain -- Class A                                              --       (18,624)           --            --
  Net realized capital gain -- Class B                                              --        (1,687)           --            --
  Net realized capital gain -- Class C                                              --        (4,664)           --            --
  Net realized capital gain -- Class I                                              --       (41,521)           --            --
                                                                           -----------   -----------    ----------   -----------
    Total Distributions                                                             --       (66,496)           --      (158,607)
                                                                           -----------   -----------    ----------   -----------
Capital share transactions
  Increase (decrease) in net assets from Fund share transactions (note 8)   18,318,603    12,906,555       144,332    (2,405,607)
                                                                           -----------   -----------    ----------   -----------
    Total increase (decrease) in net assets                                 28,029,666    23,449,681       404,364    (2,692,731)

NET ASSETS
  Beginning of period                                                       16,228,562    24,748,488     1,044,768     7,900,483
                                                                           -----------   -----------    ----------   -----------
  End of period                                                            $44,258,228   $48,198,169    $1,449,132   $ 5,207,752
                                                                           ===========   ===========    ==========   ===========

* Commencement of Operations, February 17, 2004

     The accompanying notes are an integral part of the financial statements


                                     36 & 37

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
STRATEGIC GROWTH FUND

                                                                           Class A
                                  ------------------------------------------------------------------------------------
                                                                                                           For the
                                        For the                                                           period from
                                       Six-Month                                                         July 6, 2000
                                     Period Ended           Year             Year            Year      (commencement of
                                  December 31, 2004        Ended            Ended           Ended       operations) to
                                      (Unaudited)      June 30, 2004    June 30, 2003   June 30, 2002   June 30, 2001
                                      -----------      -------------    -------------   -------------   -------------
Net asset value,
  beginning of period                  $  20.71           $  16.67        $  16.03        $  18.69        $ 22.64
                                       --------           --------        --------        --------        -------
Income from investment
  operations:
  Net investment income (loss)            (0.01)*            (0.27)*         (0.19)          (0.16)          0.17
  Net realized and unrealized
    gain (loss) on investments             2.04*              4.31*           0.83           (2.46)         (1.24)
                                       --------           --------        --------        --------        -------
    Total from investment
      operations                           2.03               4.04            0.64           (2.62)         (1.07)
                                       --------           --------        --------        --------        -------

Distributions to shareholders from:
  Net investment income                      --                 --              --           (0.04)         (0.34)
  Net realized capital gain               (0.99)                --              --              --          (2.54)
  Distribution in excess of net
    realized gain                            --                 --              --              --             --
                                       --------           --------        --------        --------        -------
    Total distributions                   (0.99)                --              --           (0.04)         (2.88)
                                       --------           --------        --------        --------        -------

Net Asset Value --
  End of period                        $  21.75           $  20.71        $  16.67        $  16.03        $ 18.69
                                       ========           ========        ========        ========        =======

Total Return                               9.87%(b)          24.24%           3.99%         (14.03)%        (5.06)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                    $399,140           $307,744        $149,677        $159,755        $64,637

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                      1.99%(a)           2.16%           2.16%           2.20%          2.32%(a)
    After expense reimbursements
      and waived fees                      1.99%(a)           2.16%           2.16%           2.20%          2.32%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                     (0.82)%(a)         (1.41)%         (1.24)%         (0.93)%         0.88%(a)
    After expense reimbursements
      and waived fees                     (0.82)%(a)         (1.41)%         (1.24)%         (0.93)%         0.88%(a)

  Portfolio turnover rate                 99.32%            332.70%         401.43%         523.87%        641.59%

                                                                          Class B
                                    ----------------------------------------------------------------------------------
                                                                                                           For the
                                         For the                                                         period from
                                        Six-Month                                                       August 1, 2000
                                       Period Ended        Year            Year            Year        (commencement of
                                    December 31, 2004      Ended           Ended           Ended         operations) to
                                      (Unaudited)      June 30, 2004    June 30, 2003   June 30, 2002    June 30, 2001
                                      -----------      -------------    -------------   -------------    -------------
Net asset value,
  beginning of period                  $ 20.25           $ 16.41        $  15.90        $  18.66        $ 22.89
                                       -------           -------        --------        --------        -------
Income from investment
  operations:
  Net investment income (loss)           (0.16)*           (0.40)*         (0.31)          (0.31)         (0.06)
  Net realized and unrealized
    gain (loss) on investments            2.06*             4.24*           0.82           (2.43)         (1.32)
                                       -------           -------        --------        --------        -------
    Total from investment
      operations                          1.90              3.84            0.51           (2.74)         (1.38)
                                       -------           -------        --------        --------        -------

Distributions to shareholders from:
  Net investment income                     --                --              --           (0.02)         (0.31)
  Net realized capital gain              (0.99)               --              --              --          (2.54)
  Distribution in excess of net
    realized gain                           --                --              --              --             --
                                       -------           -------        --------        --------        -------
    Total distributions                  (0.99)               --              --           (0.02)         (2.85)
                                       -------           -------        --------        --------        -------

Net Asset Value --
  End of period                        $ 21.16           $ 20.25        $  16.41        $  15.90        $ 18.66
                                       =======           =======        ========        ========        =======

Total Return                              9.45%(b)         23.40%           3.21%         (14.69)%        (6.33)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                    $16,797           $16,186        $ 14,054        $  9,077        $ 2,023

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                     2.74%(a)          2.91%           2.91%           2.95%          3.07%(a)
    After expense reimbursements
      and waived fees                     2.74%(a)          2.91%           2.91%           2.95%          3.07%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                    (1.57)%(a)        (2.16)%         (1.99)%         (1.68)%         0.13%(a)
    After expense reimbursements
      and waived fees                    (1.57)%(a)        (2.16)%         (1.99)%         (1.68)%         0.13%(a)

  Portfolio turnover rate                99.32%           332.70%         401.43%         523.87%        641.59%

                                                                        Class C
                                 ----------------------------------------------------------------------------------
                                                                                                       For the
                                      For the                                                        period from
                                     Six-Month                                                      July 11, 2000
                                    Period Ended         Year            Year           Year       (commencement of
                                 December 31, 2004       Ended           Ended          Ended       operations) to
                                    (Unaudited)      June 30, 2004   June 30, 2003   June 30, 2002  June 30, 2001
                                    -----------      -------------   -------------   -------------  -------------
Net asset value,
  beginning of period                  $ 20.18           $ 16.36        $ 15.85        $ 18.59        $ 22.83
                                       -------           -------        -------        -------        -------
Income from investment
  operations:
  Net investment income (loss)           (0.16)*           (0.41)*        (0.31)         (0.30)         (0.01)
  Net realized and unrealized
    gain (loss) on investments            2.05*             4.23*          0.82          (2.42)         (1.39)
                                       -------           -------        -------        -------        -------
    Total from investment
      operations                          1.89              3.82           0.51          (2.72)         (1.40)
                                       -------           -------        -------        -------        -------

Distributions to shareholders from:
  Net investment income                     --                --             --          (0.02)         (0.30)
  Net realized capital gain              (0.99)               --             --             --          (2.54)
  Distribution in excess of net
    realized gain                           --                --             --             --             --
                                       -------           -------        -------        -------        -------
    Total distributions                  (0.99)               --             --          (0.02)         (2.84)
                                       -------           -------        -------        -------        -------

Net Asset Value --
  End of period                        $ 21.08           $ 20.18        $ 16.36        $ 15.85        $ 18.59
                                       =======           =======        =======        =======        =======

Total Return                              9.44%(b)         23.35%          3.22%        (14.66)%        (6.49)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                    $51,841           $37,559        $15,047        $ 5,376        $ 1,469

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                     2.74%(a)          2.91%          2.91%          2.95%          3.07%(a)
    After expense reimbursements
      and waived fees                     2.74%(a)          2.91%          2.91%          2.95%          3.07%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                    (1.57)%(a)        (2.16)%        (1.99)%        (1.68)%         0.13%(a)
    After expense reimbursements
      and waived fees                    (1.57)%(a)        (2.16)%        (1.99)%        (1.68)%         0.13%(a)

  Portfolio turnover rate                99.32%           332.70%        401.43%        523.87%        641.59%

                                                                    Institutional Class
                                  ---------------------------------------------------------------------------------
                                                                                                       For the
                                      For the                                                         period from
                                     Six-Month                                                       July 20, 2000
                                    Period Ended         Year            Year           Year       (commencement of
                                  December 31, 2004      Ended           Ended          Ended       operations) to
                                     (Unaudited)     June 30, 2004    June 30, 2003  June 30, 2002  June 30, 2001
                                     -----------     -------------    -------------  -------------  -------------
Net asset value,
  beginning of period                  $ 20.88           $ 16.76        $ 16.08        $ 18.72        $ 23.16
                                       -------           -------        -------        -------        -------
Income from investment
  operations:
  Net investment income (loss)           (0.06)*           (0.22)*        (0.15)         (0.09)          0.28
  Net realized and unrealized
    gain (loss) on investments            2.14*             4.34*          0.83          (2.50)         (1.82)
                                       -------           -------        -------        -------        -------
    Total from investment
      operations                          2.08              4.12           0.68          (2.59)         (1.54)
                                       -------           -------        -------        -------        -------

Distributions to shareholders from:
  Net investment income                     --                --             --          (0.05)         (0.36)
  Net realized capital gain              (0.99)               --             --             --          (2.54)
  Distribution in excess of net
    realized gain                           --                --             --             --             --
                                       -------           -------        -------        -------        -------
    Total distributions                  (0.99)               --             --          (0.05)         (2.90)
                                       -------           -------        -------        -------        -------

Net Asset Value --
  End of period                        $ 21.97           $ 20.88        $ 16.76        $ 16.08        $ 18.72
                                       =======           =======        =======        =======        =======

Total Return                             10.03%(b)         24.58%          4.23%        (13.86)%        (6.92)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                    $24,381           $14,767        $ 4,676        $ 4,740        $ 4,229

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                     1.74%(a)          1.91%          1.91%          1.95%          2.07%(a)
    After expense reimbursements
      and waived fees                     1.74%(a)          1.91%          1.91%          1.95%          2.07%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                    (0.57)%(a)        (1.16)%        (1.32)%        (0.68)%         1.13%(a)
    After expense reimbursements
      and waived fees                    (0.57)%(a)        (1.16)%        (1.32)%        (0.68)%         1.13%(a)

  Portfolio turnover rate                99.32%           332.70%        401.43%        523.87%        641.59%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements


                                     38 & 39

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
CORE EQUITY FUND

                                                                      Class A
                              ----------------------------------------------------------------------------------
                                   For the
                                  Six-Month
                                Period Ended          Year            Year            Year            Year
                              December 31, 2004       Ended           Ended           Ended           Ended
                                  (Unaudited)      June 30, 2004   June 30, 2003   June 30, 2002   June 30, 2001
                                  -----------      -------------   -------------   -------------   -------------
Net asset value,
  beginning of period                $11.35           $  9.69         $  9.64         $ 12.48         $ 20.31
                                     ------           -------         -------         -------         -------

Income from investment
  operations:
  Net investment income (loss)         0.01*            (0.11)*         (0.11)          (0.15)          (0.25)
  Net realized and unrealized
    gain (loss) on investments         0.41*             1.77*           0.16           (2.69)          (7.28)
                                     ------           -------         -------         -------         -------
    Total from investment
      operations                       0.42              1.66            0.05           (2.84)          (7.53)
                                     ------           -------         -------         -------         -------

Distributions to
  shareholders from:
  Net investment income                  --                --              --              --              --
  Net realized capital gain              --                --              --              --           (0.30)
  Distribution in excess
    of net realized gain                 --                --              --              --              --
                                     ------           -------         -------         -------         -------
    Total distributions                  --                --              --              --           (0.30)
                                     ------           -------         -------         -------         -------

Net Asset Value --
  End of period                      $11.77           $ 11.35         $  9.69         $  9.64         $ 12.48
                                     ======           =======         =======         =======         =======

Total Return                           3.70%(b)         17.13%           0.52%         (22.76)%        (37.33)%

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                  $8,956           $ 8,604         $ 7,687         $10,504         $13,888

  Ratio of expenses to
    average net assets:
    Before expense reimburse-
      ments and waived fees            1.82%(a)          2.10%           2.02%           2.21%           2.11%
    After expense reimburse-
      ments and waived fees            1.82%(a)          2.10%           2.02%           2.21%           2.11%

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimburse-
      ments and waived fees            0.22%(a)         (1.03)%         (1.18)%         (1.32)%         (1.58)%
    After expense reimburse-
      ments and waived fees            0.22%(a)         (1.03)%         (1.18)%         (1.32)%         (1.58)%

  Portfolio turnover rate             52.00%           239.70%         223.82%         124.48%         127.53%

                                                                        Class B
                               ---------------------------------------------------------------------------------------
                                                                                                       For the
                                    For the                                                          period from
                                   Six-Month                                                       November 14, 2000
                                  Period Ended         Year             Year            Year       (commencement of
                               December 31, 2004       Ended            Ended           Ended       operations) to
                                  (Unaudited)      June 30, 2004    June 30, 2003    June 30, 2002   June 30, 2001
                                  -----------      -------------    -------------    -------------   -------------
Net asset value,
  beginning of period                $11.04            $  9.50         $  9.52         $ 12.42         $ 16.97
                                     ------            -------         -------         -------         -------

Income from investment
  operations:
  Net investment income (loss)        (0.03)*            (0.19)*         (0.17)          (0.23)          (0.19)
  Net realized and unrealized
    gain (loss) on investments         0.40*              1.73*           0.15           (2.67)          (4.06)
                                     ------            -------         -------         -------         -------
    Total from investment
      operations                       0.37               1.54           (0.02)          (2.90)          (4.25)
                                     ------            -------         -------         -------         -------

Distributions to
  shareholders from:
  Net investment income                  --                 --              --              --              --
  Net realized capital gain              --                 --              --              --           (0.30)
  Distribution in excess
    of net realized gain                 --                 --              --              --              --
                                     ------            -------         -------         -------         -------
    Total distributions                  --                 --              --              --           (0.30)
                                     ------            -------         -------         -------         -------

Net Asset Value --
  End of period                      $11.41            $ 11.04         $  9.50         $  9.52         $ 12.42
                                     ======            =======         =======         =======         =======

Total Return                           3.35%(b)          16.21%          (0.21)%        (23.35)%        (25.36)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                  $  171            $   199         $   124         $    89         $   112

  Ratio of expenses to
    average net assets:
    Before expense reimburse-
      ments and waived fees            2.57%(a)           2.85%           2.77%           2.96%           2.86%(a)
    After expense reimburse-
      ments and waived fees            2.57%(a)           2.85%           2.77%           2.96%           2.86%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimburse-
      ments and waived fees           (0.53)%(a)         (1.78)%         (1.93)%         (2.07)%         (2.33)%(a)
    After expense reimburse-
      ments and waived fees           (0.53)%(a)         (1.78)%         (1.93)%         (2.07)%         (2.33)%(a)

  Portfolio turnover rate             52.00%            239.70%         223.82%         124.48%         127.53%

                                                                            Class C
                             ----------------------------------------------------------------------------------------------------
                                                                                                                     For the
                                  For the                                                                          period from
                                 Six-Month                                                                         June 30, 2000
                                Period Ended         Year             Year            Year            Year       (commencement of
                             December 31, 2004       Ended            Ended           Ended           Ended       operations) to
                                (Unaudited)       June 30, 2004    June 30, 2003   June 30, 2002   June 30, 2001   June 30, 2000
                                -----------       -------------    -------------   -------------   -------------   -------------
Net asset value,
  beginning of period               $10.97            $  9.44         $  9.46         $ 12.34         $ 20.33         $ 19.79
                                    ------            -------         -------         -------         -------         -------

Income from investment
  operations:
  Net investment income (loss)       (0.04)*            (0.18)*         (0.18)          (0.23)          (0.34)             --
  Net realized and unrealized
    gain (loss) on investments        0.41*              1.71*           0.16           (2.65)          (7.35)           0.54
                                    ------            -------         -------         -------         -------         -------
    Total from investment
      operations                      0.37               1.53           (0.02)          (2.88)          (7.69)           0.54
                                    ------            -------         -------         -------         -------         -------

Distributions to
  shareholders from:
  Net investment income                 --                 --              --              --              --              --
  Net realized capital gain             --                 --              --              --           (0.30)             --
  Distribution in excess
    of net realized gain                --                 --              --              --              --              --
                                    ------            -------         -------         -------         -------         -------
    Total distributions                 --                 --              --              --           (0.30)             --
                                    ------            -------         -------         -------         -------         -------

Net Asset Value --
  End of period                     $11.34            $ 10.97         $  9.44         $  9.46         $ 12.34         $ 20.33
                                    ======            =======         =======         =======         =======         =======

Total Return                          3.37%(b)          16.21%          (0.21)%        (23.34)%        (38.09)%          2.73%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                 $  144            $   168         $   310         $   408         $   550         $     5

  Ratio of expenses to
    average net assets:
    Before expense reimburse-
      ments and waived fees           2.57%(a)           2.85%           2.77%           2.96%           2.86%          28.51%(a)
    After expense reimburse-
      ments and waived fees           2.57%(a)           2.85%           2.77%           2.96%           2.86%           0.00%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimburse-
      ments and waived fees          (0.53)%(a)         (1.78)%         (1.93)%         (2.07)%         (2.34)%        (28.51)%(a)
    After expense reimburse-
      ments and waived fees          (0.53)%(a)         (1.78)%         (1.93)%         (2.07)%         (2.34)%          0.00%(a)

  Portfolio turnover rate            52.00%            239.70%         223.82%         124.48%         127.53%          82.54%

                                                               Institutional Class
                              -----------------------------------------------------------------------------------
                                                                                                     For the
                                   For the                                                         period from
                                  Six-Month                                                       July 14, 2000
                                 Period Ended         Year            Year            Year       (commencement of
                              December 31, 2004       Ended           Ended           Ended       operations) to
                                  (Unaudited)     June 30, 2004   June 30, 2003   June 30, 2002    June 30, 2001
                                  -----------     -------------   -------------   -------------    -------------
Net asset value,
  beginning of period                $10.84           $  9.23         $  9.16         $ 11.83         $ 20.37
                                     ------           -------         -------         -------         -------

Income from investment
  operations:
  Net investment income (loss)         0.03*            (0.08)*         (0.08)          (0.11)          (0.18)
  Net realized and unrealized
    gain (loss) on investments         0.39*             1.69*           0.15           (2.56)          (8.06)
                                     ------           -------         -------         -------         -------
    Total from investment
      operations                       0.42              1.61            0.07           (2.67)          (8.24)
                                     ------           -------         -------         -------         -------

Distributions to
  shareholders from:
  Net investment income                  --                --              --              --              --
  Net realized capital gain              --                --              --              --           (0.30)
  Distribution in excess
    of net realized gain                 --                --              --              --              --
                                     ------           -------         -------         -------         -------
    Total distributions                  --                --              --              --           (0.30)
                                     ------           -------         -------         -------         -------

Net Asset Value --
  End of period                      $11.26           $ 10.84         $  9.23         $  9.16         $ 11.83
                                     ======           =======         =======         =======         =======

Total Return                           3.87%(b)         17.44%           0.76%         (22.57)%        (40.71)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                  $2,978           $ 2,894         $ 2,511         $ 2,387         $ 4,252

  Ratio of expenses to
    average net assets:
    Before expense reimburse-
      ments and waived fees            1.57%(a)          1.85%           1.77%           1.96%           1.86%(a)
    After expense reimburse-
      ments and waived fees            1.57%(a)          1.85%           1.77%           1.96%           1.86%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimburse-
      ments and waived fees            0.47%(a)         (0.78)%         (0.93)%         (1.07)%         (1.33)%(a)
    After expense reimburse-
      ments and waived fees            0.47%(a)         (0.78)%         (0.93)%         (1.07)%         (1.33)%(a)

  Portfolio turnover rate             52.00%           239.70%         223.82%         124.48%         127.53%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements


                                      40 & 41

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
SMALL-CAP GROWTH FUND

                                                                                  Class A
                                        ------------------------------------------------------------------------------------------
                                                                                                                      For the
                                             For the                                                                period from
                                            Six-Month                                                                June 14, 2001
                                           Period Ended             Year              Year             Year       (commencement of
                                        December 31, 2004          Ended              Ended           Ended        operations) to
                                           (Unaudited)         June 30, 2004      June 30, 2003   June 30, 2002     June 30, 2001
                                           -----------         -------------      -------------   -------------     -------------
Net asset value,
  beginning of period                      $    8.57             $    6.71          $    7.71       $    8.89         $    8.71
                                           ---------             ---------          ---------       ---------         ---------
Income from investment
  operations:
  Net investment loss                          (0.05)*               (0.13)*            (0.15)          (0.20)            (0.01)
  Net realized and unrealized
    gain (loss) on investments                  0.80*                 1.99*             (0.85)          (0.98)             0.19
                                           ---------             ---------          ---------       ---------         ---------
    Total from investment
      operations                                0.75                  1.86              (1.00)          (1.18)             0.18
                                           ---------             ---------          ---------       ---------         ---------
Distributions to shareholders from:
  Net investment income                           --                    --                 --              --                --
  Net realized capital gain                       --                    --                 --              --                --
  Distribution in excess of net
    realized gain                                 --                    --                 --              --                --
                                           ---------             ---------          ---------       ---------         ---------
    Total distributions                           --                    --                 --              --                --
                                           ---------             ---------          ---------       ---------         ---------
Net Asset Value --
  End of period                            $    9.32             $    8.57          $    6.71       $    7.71         $    8.89
                                           =========             =========          =========       =========         =========

Total Return                                    8.75%(b)             27.72%            (12.97)%        (13.27)%            2.07%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                        $     375             $     291          $     117       $     140         $      31

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.06%(a)              2.09%              2.63%           2.61%             2.86%(a)
    After expense reimbursements
      and waived fees                           2.06%(a)              2.09%              2.63%           2.61%             2.26%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (1.13)%(a)            (1.62)%            (2.20)%         (2.35)%           (2.49)%(a)
    After expense reimbursements
      and waived fees                          (1.13)%(a)            (1.62)%            (2.20)%         (2.35)%           (2.02)%(a)

  Portfolio turnover rate                      80.30%               191.91%            250.36%         154.51%           151.73%

                                                                               Class B
                                      --------------------------------------------------------------------------------------------
                                                                                                                      For the
                                         For the                                                                    period from
                                       Six-Month                                                                  March 15, 2001
                                      Period Ended             Year              Year               Year         (commencement of
                                    December 31, 2004          Ended             Ended              Ended          operations) to
                                       (Unaudited)         June 30, 2004     June 30, 2003       June 30, 2002     June 30, 2001
                                       -----------         -------------     -------------       -------------     -------------
Net asset value,
  beginning of period                  $    8.35             $    6.61          $    7.67          $    8.90          $    7.96
                                       ---------             ---------          ---------          ---------          ---------
Income from investment
  operations:
  Net investment loss                      (0.08)*               (0.19)*            (0.19)             (0.25)             (0.06)
  Net realized and unrealized
    gain (loss) on investments              0.78*                 1.93*             (0.87)             (0.98)              1.00
                                       ---------             ---------          ---------          ---------          ---------
    Total from investment
      operations                            0.70                  1.74              (1.06)             (1.23)              0.94
                                       ---------             ---------          ---------          ---------          ---------
Distributions to shareholders from:
  Net investment income                       --                    --                 --                 --                 --
  Net realized capital gain                   --                    --                 --                 --                 --
  Distribution in excess of net
    realized gain                             --                    --                 --                 --                 --
                                       ---------             ---------          ---------          ---------          ---------
    Total distributions                       --                    --                 --                 --                 --
                                       ---------             ---------          ---------          ---------          ---------
Net Asset Value --
  End of period                        $    9.05             $    8.35          $    6.61          $    7.67          $    8.90
                                       =========             =========          =========          =========          =========

Total Return                                8.38%(b)             26.32%            (13.82)%           (13.82)%            11.81%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                    $     126             $     126          $      65          $      34          $      27

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                       2.81%(a)              2.84%              3.38%              3.36%              3.61%(a)
    After expense reimbursements
      and waived fees                       2.81%(a)              2.84%              3.38%              3.36%              3.01%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                      (1.88)%(a)            (2.37)%            (2.95)%            (3.10)%            (3.24)%(a)
    After expense reimbursements
      and waived fees                      (1.88)%(a)            (2.37)%            (2.95)%            (3.10)%            (2.77)%(a)

  Portfolio turnover rate                  80.30%               191.91%            250.36%            154.51%            151.73%

                                                                                Class C
                                        ------------------------------------------------------------------------------------------
                                                                                                                     For the
                                              For the                                                             period from
                                            Six-Month                                                           October 17, 2001
                                           Period Ended                  Year                 Year              (commencement of
                                         December 31, 2004               Ended                Ended              operations) to
                                            (Unaudited)              June 30, 2004         June 30, 2003          June 30, 2002
                                            -----------              -------------         -------------          -------------
Net asset value,
  beginning of period                       $    8.40                 $    6.64              $    7.67               $    7.50
                                            ---------                 ---------              ---------               ---------
Income from investment
  operations:
  Net investment loss                           (0.08)*                   (0.19)*                (0.19)                  (0.20)
  Net realized and unrealized
    gain (loss) on investments                   0.78*                     1.95*                 (0.84)                   0.37
                                            ---------                 ---------              ---------               ---------
    Total from investment
      operations                                 0.70                      1.76                  (1.03)                   0.17
                                            ---------                 ---------              ---------               ---------
Distributions to shareholders from:
  Net investment income                            --                        --                     --                      --
  Net realized capital gain                        --                        --                     --                      --
  Distribution in excess of net
    realized gain                                  --                        --                     --                      --
                                            ---------                 ---------              ---------               ---------
    Total distributions                            --                        --                     --                      --
                                            ---------                 ---------              ---------               ---------
Net Asset Value --
  End of period                             $    9.10                 $    8.40              $    6.64               $    7.67
                                            =========                 =========              =========               =========

Total Return                                     8.33%(b)                 26.51%                (13.43)%                  2.27%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                         $     226                 $     272              $     174               $      66

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                            2.81%(a)                  2.84%                  3.38%                   3.36%(a)
    After expense reimbursements
      and waived fees                            2.81%(a)                  2.84%                  3.38%                   3.36%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                           (1.88)%(a)                (2.37)%                (2.95)%                 (3.10)%(a)
    After expense reimbursements
      and waived fees                           (1.88)%(a)                (2.37)%                (2.95)%                 (3.10)%(a)

  Portfolio turnover rate                       80.30%                   191.91%                250.36%                 154.51%

                                                                            Institutional Class
                                     -----------------------------------------------------------------------------------------------
                                                                                                                      For the
                                        For the                                                                     period from
                                       Six-Month                                                                 September 18, 2000
                                      Period Ended              Year                Year              Year        (commencement of
                                     December 31, 2004          Ended              Ended              Ended        operations) to
                                       (Unaudited)           June 30, 2004     June 30, 2003      June 30, 2002    June 30, 2001
                                       -----------           -------------     -------------      -------------    -------------
Net asset value,
  beginning of period                    $    8.78             $    6.86          $    7.77          $    8.93        $   10.00
                                         ---------             ---------          ---------          ---------        ---------
Income from investment
  operations:
  Net investment loss                        (0.04)*               (0.11)*            (0.12)             (0.17)           (0.11)
  Net realized and unrealized
    gain (loss) on investments                0.81*                 2.03*             (0.79)             (0.99)           (0.96)
                                         ---------             ---------          ---------          ---------        ---------
    Total from investment
      operations                              0.77                  1.92              (0.91)             (1.16)           (1.07)
                                         ---------             ---------          ---------          ---------        ---------
Distributions to shareholders from:
  Net investment income                         --                    --                 --                 --               --
  Net realized capital gain                     --                    --                 --                 --               --
  Distribution in excess of net
    realized gain                               --                    --                 --                 --               --
                                         ---------             ---------          ---------          ---------        ---------
    Total distributions                         --                    --                 --                 --               --
                                         ---------             ---------          ---------          ---------        ---------
Net Asset Value --
  End of period                          $    9.55             $    8.78          $    6.86          $    7.77        $    8.93
                                         =========             =========          =========          =========        =========

Total Return                                  8.77%(b)             27.99%            (11.71)%           (12.99)%         (10.70)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                      $   2,398             $   2,162          $   1,680          $   3,593        $   3,978

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                         1.81%(a)              1.84%              2.38%              2.36%            2.61%(a)
    After expense reimbursements
      and waived fees                         1.81%(a)              1.84%              2.38%              2.36%            2.01%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                        (0.88)%(a)            (1.37)%            (1.95)%            (2.10)%          (2.24)%(a)
    After expense reimbursements
      and waived fees                        (0.88)%(a)            (1.37)%            (1.95)%            (2.10)%          (1.77)%(a)

  Portfolio turnover rate                    80.30%               191.91%            250.36%            154.51%          151.73%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

    The accompanying notes are an integral part of the financial statements


                                    42 & 43

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
CAPITAL OPPORTUNITIES FUND

                                                                                            Class A
                                                            ----------------------------------------------------------------------
                                                                                                                      For the
                                                                For the                                             period from
                                                               Six-Month                                         January 31, 2002
                                                              Period Ended          Year              Year       (commencement of
                                                            December 31, 2004       Ended             Ended        operations) to
                                                               (Unaudited)      June 30, 2004    June 30, 2003     June 30, 2002
                                                               -----------      -------------    -------------     -------------
Net asset value, beginning of period                            $    11.45        $     9.05       $     9.43        $    10.00
                                                                ----------        ----------       ----------        ----------
Income from investment operations:
  Net investment loss                                                (0.07)*           (0.13)*          (0.03)            (0.04)
  Net realized and unrealized gain (loss) on investments              0.92*             2.64*           (0.35)            (0.53)
                                                                ----------        ----------       ----------        ----------
    Total from investment operations                                  0.85              2.51            (0.38)            (0.57)
                                                                ----------        ----------       ----------        ----------
Distributions to shareholders from:
  Net investment income                                                 --                --               --                --
  Net realized capital gain                                          (1.23)            (0.11)              --                --
  Distribution in excess of net realized gain                           --                --               --                --
                                                                ----------        ----------       ----------        ----------
    Total distributions                                              (1.23)            (0.11)              --                --
                                                                ----------        ----------       ----------        ----------

Net Asset Value -- End of period                                $    11.07        $    11.45       $     9.05        $     9.43
                                                                ==========        ==========       ==========        ==========

Total Return                                                          7.53%(b)         27.83%           (4.03)%           (5.70)%(b)

Ratios/supplemental data

  Net assets, end of period (000's omitted)                     $   11,269        $    7,250       $    2,868        $    2,044

  Ratio of expenses to average net assets:
        Before expense reimbursements and waived fees                 2.12%(a)          1.98%            2.05%             2.53%(a)
        After expense reimbursements and waived fees                  2.12%(a)          1.98%            2.05%             2.53%(a)

  Ratio of net investment loss to average net assets:
        Before expense reimbursements and waived fees                (1.19)%(a)        (1.12)%          (0.28)%           (1.09)%(a)
        After expense reimbursements and waived fees                 (1.19)%(a)        (1.12)%          (0.28)%           (1.09)%(a)

Portfolio turnover rate                                             127.80%           230.58%          692.80%           180.94%

                                                                                               Class B
                                                          --------------------------------------------------------------------------
                                                                                                                      For the
                                                               For the                                              period from
                                                              Six-Month                                              May 2, 2002
                                                            Period Ended           Year              Year         (commencement of
                                                          December 31, 2004        Ended             Ended         operations) to
                                                             (Unaudited)       June 30, 2004     June 30, 2003      June 30, 2002
                                                             -----------       -------------     -------------      -------------
Net asset value, beginning of period                         $    11.38          $     9.05       $     9.50         $    10.01
                                                             ----------          ----------       ----------         ----------
Income from investment operations:
  Net investment loss                                             (0.11)*             (0.19)*          (0.08)             (0.03)
  Net realized and unrealized gain (loss) on investments           0.90*               2.63*           (0.37)             (0.48)
                                                             ----------          ----------       ----------         ----------
    Total from investment operations                               0.79                2.44            (0.45)             (0.51)
                                                             ----------          ----------       ----------         ----------
Distributions to shareholders from:
  Net investment income                                              --                  --               --                 --
  Net realized capital gain                                       (1.23)              (0.11)              --                 --
  Distribution in excess of net realized gain                        --                  --               --                 --
                                                             ----------          ----------       ----------         ----------
    Total distributions                                           (1.23)              (0.11)              --                 --
                                                             ----------          ----------       ----------         ----------

Net Asset Value -- End of period                             $    10.94          $    11.38       $     9.05         $     9.50
                                                             ==========          ==========       ==========         ==========

Total Return                                                       7.04%(b)           27.05%           (4.74)%            (5.10)%(b)

Ratios/supplemental data

  Net assets, end of period (000's omitted)                  $    1,289          $    1,098       $      926         $      374

  Ratio of expenses to average net assets:
        Before expense reimbursements and waived fees              2.87%(a)            2.73%            2.80%              3.28%(a)
        After expense reimbursements and waived fees               2.87%(a)            2.73%            2.80%              3.28%(a)

  Ratio of net investment loss to average net assets:
        Before expense reimbursements and waived fees             (1.94)%(a)          (1.87)%          (1.03)%            (1.84)%(a)
        After expense reimbursements and waived fees              (1.94)%(a)          (1.87)%          (1.03)%            (1.84)%(a)

Portfolio turnover rate                                          127.80%             230.58%          692.80%            180.94%

                                                                                            Class C
                                                          --------------------------------------------------------------------------
                                                                                                                        For the
                                                              For the                                                 period from
                                                             Six-Month                                                May 2, 2002
                                                            Period Ended           Year              Year          (commencement of
                                                          December 31, 2004        Ended             Ended           operations) to
                                                             (Unaudited)       June 30, 2004     June 30, 2003       June 30, 2002
                                                             -----------       -------------     -------------       -------------
Net asset value, beginning of period                         $    11.38         $     9.05        $     9.50           $  10.01
                                                             ----------         ----------        ----------           --------
Income from investment operations:
  Net investment loss                                             (0.11)*            (0.19)*           (0.09)             (0.03)
  Net realized and unrealized gain (loss) on investments           0.90*              2.63*            (0.36)             (0.48)
                                                             ----------         ----------        ----------           --------
    Total from investment operations                               0.79               2.44             (0.45)             (0.51)
                                                             ----------         ----------        ----------           --------
Distributions to shareholders from:
  Net investment income                                              --                 --                --                 --
  Net realized capital gain                                       (1.23)             (0.11)               --                 --
  Distribution in excess of net realized gain                        --                 --                --                 --
                                                             ----------         ----------        ----------           --------
    Total distributions                                           (1.23)             (0.11)               --                 --
                                                             ----------         ----------        ----------           --------

Net Asset Value -- End of period                             $    10.94         $    11.38        $     9.05           $   9.50
                                                             ==========         ==========        ==========           ========

Total Return                                                       7.04%(b)          27.05%            (4.74)%            (5.10)%(b)

Ratios/supplemental data

  Net assets, end of period (000's omitted)                  $   10,926         $   10,757        $    8,735           $  2,108

  Ratio of expenses to average net assets:
        Before expense reimbursements and waived fees              2.87%(a)           2.73%             2.80%              3.28%(a)
        After expense reimbursements and waived fees               2.87%(a)           2.73%             2.80%              3.28%(a)

  Ratio of net investment loss to average net assets:
        Before expense reimbursements and waived fees             (1.94)%(a)         (1.87)%           (1.03)%            (1.84)%(a)
        After expense reimbursements and waived fees              (1.94)%(a)         (1.87)%           (1.03)%            (1.84)%(a)

Portfolio turnover rate                                          127.80%            230.58%           692.80%            180.94 %

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements


                                     44 & 45

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
BIOTECH PHARMA-HEALTHCARE FUND

                                                                    Class A
                                        -----------------------------------------------------------------
                                                                                       For the
                                             For the                                 period from
                                            Six-Month                              October 14, 2002
                                          Period Ended               Year          (commencement of
                                        December 31, 2004            Ended          operations) to
                                           (Unaudited)           June 30, 2004       June 30, 2003
                                           -----------           -------------       -------------
Net asset value,
  beginning of period                      $    13.64             $    11.83          $    10.00
                                           ----------             ----------          ----------
Income from investment
  operations:
  Net investment loss                           (0.11)*                (0.28)*             (0.08)
  Net realized and unrealized
    gain on investments                          0.08*                  2.80*               1.91
                                           ----------             ----------          ----------
    Total from investment
      operations                                (0.03)                  2.52                1.83
                                           ----------             ----------          ----------
Distributions to shareholders from:
  Net investment income                            --                     --                  --
  Net realized capital gain                     (0.93)                 (0.71)                 --
  Distribution in excess of net
    realized gain                                  --                     --                  --
                                           ----------             ----------          ----------
    Total distributions                         (0.93)                 (0.71)                 --
                                           ----------             ----------          ----------

Net Asset Value -- End of period           $    12.68             $    13.64          $    11.83
                                           ==========             ==========          ==========

Total Return                                    (0.23)%(b)             21.97%              18.30%(b)

Ratios/supplemental data
  Net assets, end of period
    (000's omitted)                        $   16,084             $    9,908          $    2,611

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                            2.22%(a)               2.41%               2.68%(a)
    After expense reimbursements
      and waived fees                            2.22%(a)               2.41%               2.64%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                           (1.68)%(a)             (2.15)%             (2.22)%(a)
    After expense reimbursements
      and waived fees                           (1.68)%(a)             (2.15)%             (2.18)%(a)

Portfolio turnover rate                         40.81%                139.37%             108.76%

                                                                     Class B
                                        ----------------------------------------------------------------
                                                                                         For the
                                            For the                                    period from
                                           Six-Month                                September 23, 2002
                                          Period Ended                Year           (commencement of
                                        December 31, 2004             Ended           operations) to
                                           (Unaudited)            June 30, 2004       June 30, 2003
                                           -----------            -------------       -------------
Net asset value,
  beginning of period                       $    13.47             $    11.77          $    10.00
                                            ----------             ----------          ----------
Income from investment
  operations:
  Net investment loss                            (0.16)*                (0.37)*             (0.08)
  Net realized and unrealized
    gain on investments                           0.08*                  2.78*               1.85
                                            ----------             ----------          ----------
    Total from investment
      operations                                 (0.08)                  2.41                1.77
                                            ----------             ----------          ----------
Distributions to shareholders from:
  Net investment income                             --                     --                  --
  Net realized capital gain                      (0.93)                 (0.71)                 --
  Distribution in excess of net
    realized gain                                   --                     --                  --
                                            ----------             ----------          ----------
    Total distributions                          (0.93)                 (0.71)                 --
                                            ----------             ----------          ----------

Net Asset Value -- End of period            $    12.46             $    13.47          $    11.77
                                            ==========             ==========          ==========

Total Return                                     (0.60)%(b)             21.12%              17.70%(b)

Ratios/supplemental data
  Net assets, end of period
    (000's omitted)                         $    1,544             $    1,761          $    1,565

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                             2.97%(a)               3.16%               3.43%(a)
    After expense reimbursements
      and waived fees                             2.97%(a)               3.16%               3.39%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                            (2.43)%(a)             (2.90)%             (2.97)%(a)
    After expense reimbursements
      and waived fees                            (2.43)%(a)             (2.90)%             (2.93)%(a)

Portfolio turnover rate                          40.81%                139.37%             108.76%

                                                                   Class C
                                        --------------------------------------------------------------
                                                                                          For the
                                             For the                                   period from
                                            Six-Month                                November 20, 2002
                                          Period Ended                Year           (commencement of
                                        December 31, 2004             Ended           operations) to
                                           (Unaudited)            June 30, 2004       June 30, 2003
                                           -----------            -------------       -------------
Net asset value,
  beginning of period                       $    13.48             $    11.78          $    10.02
                                            ----------             ----------          ----------
Income from investment
  operations:
  Net investment loss                            (0.16)*                (0.37)*             (0.09)
  Net realized and unrealized
    gain on investments                           0.08*                  2.78*               1.85
                                            ----------             ----------          ----------
    Total from investment
      operations                                 (0.08)                  2.41                1.76
                                            ----------             ----------          ----------
Distributions to shareholders from:
  Net investment income                             --                     --                  --
  Net realized capital gain                      (0.93)                 (0.71)                 --
  Distribution in excess of net
    realized gain                                   --                     --                  --
                                            ----------             ----------          ----------
    Total distributions                          (0.93)                 (0.71)                 --
                                            ----------             ----------          ----------

Net Asset Value -- End of period            $    12.47             $    13.48          $    11.78
                                            ==========             ==========          ==========

Total Return                                     (0.60)%(b)             21.11%              17.57%(b)

Ratios/supplemental data
  Net assets, end of period
    (000's omitted)                         $    4,422             $    4,084          $    1,588

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                             2.97%(a)               3.16%               3.43%(a)
    After expense reimbursements
      and waived fees                             2.97%(a)               3.16%               3.39%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                            (2.43)%(a)             (2.90)%             (2.97)%(a)
    After expense reimbursements
      and waived fees                            (2.43)%(a)             (2.90)%             (2.93)%(a)

Portfolio turnover rate                          40.81%                139.37%             108.76%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements

                                        ----------------------------------------
                                                            Financial Highlights
                                        ----------------------------------------
                                 (For a Share Outstanding Throughout the Period)
                                                            SMALL-CAP TREND FUND

                                                       Class A                                      Class C
                                       ----------------------------------------     ---------------------------------------
                                                                   For the                                    For the
                                           For the              period from              For the            period from
                                           Six-Month          February 17, 2004         Six-Month         February 17, 2004
                                         Period Ended         (commencement of        Period Ended        (commencement of
                                       December 31, 2004       operations) to       December 31, 2004      operations) to
                                          (Unaudited)          June 30, 2004          (Unaudited)          June 30, 2004
                                          -----------          -------------          -----------          -------------
Net asset value,
  beginning of period                      $    9.94             $   10.00             $    9.89             $   10.00
                                           ---------             ---------             ---------             ---------
Income from investment
  operations:
  Net investment loss                          (0.08)*               (0.03)*               (0.12)*               (0.05)*
  Net realized and unrealized
    gain (loss) on investments                  0.82*                (0.03)*                0.82*                (0.06)*
                                           ---------             ---------             ---------             ---------
    Total from investment
      operations                                0.74                 (0.06)                 0.70                 (0.11)
                                           ---------             ---------             ---------             ---------
Distributions to shareholders from:
  Net investment income                           --                    --                    --                    --
  Net realized capital gain                    (0.03)                   --                 (0.03)                   --
  Distribution in excess of net
    realized gain                                 --                    --                    --                    --
                                           ---------             ---------             ---------             ---------
    Total distributions                        (0.03)                   --                 (0.03)                   --
                                           ---------             ---------             ---------             ---------

Net Asset Value -- End of period           $   10.65             $    9.94             $   10.56             $    9.89
                                           =========             =========             =========             =========

Total Return                                    7.46%(b)             (0.60)%(b)             7.10%(b)             (1.10)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                        $   3,405             $   2,116             $   1,555             $   1,056
  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.25%(a)              2.90%(a)              3.00%(a)              3.65%(a)
    After expense reimbursements
      and waived fees                           2.12%(a)              2.02%(a)              2.87%(a)              2.77%(a)
  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (1.81)%(a)            (1.97)%(a)            (2.56)%(a)            (2.72)%(a)
    After expense reimbursements
      and waived fees                          (1.68)%(a)            (1.09)%(a)            (2.43)%(a)            (1.84)%(a)
Portfolio turnover rate                         9.89%                 8.16%                 9.89%                 8.16%

                                                Institutional Class
                                      ----------------------------------------
                                                                  For the
                                           For the              period from
                                          Six-Month          February 17, 2004
                                        Period Ended         (commencement of
                                      December 31, 2004       operations) to
                                         (Unaudited)          June 30, 2004
                                         -----------          -------------
Net asset value,
  beginning of period                     $    9.92             $   10.00
                                          ---------             ---------
Income from investment
  operations:
  Net investment loss                         (0.06)*               (0.03)*
  Net realized and unrealized
    gain (loss) on investments                 0.81*                (0.05)*
                                          ---------             ---------
    Total from investment
      operations                               0.75                 (0.08)
                                          ---------             ---------
Distributions to shareholders from:
  Net investment income                          --                    --
  Net realized capital gain                   (0.03)                   --
  Distribution in excess of net
    realized gain                                --                    --
                                          ---------             ---------
    Total distributions                       (0.03)                   --
                                          ---------             ---------

Net Asset Value -- End of period          $   10.64             $    9.92
                                          =========             =========

Total Return                                   7.58%(b)         (0.80)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $     209             $     326
  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                          2.00%(a)              2.65%(a)
    After expense reimbursements
      and waived fees                          1.87%(a)              1.77%(a)
  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                         (1.56)%(a)            (1.72)%(a)
    After expense reimbursements
      and waived fees                         (1.43)%(a)            (0.84)%(a)
Portfolio turnover rate                        9.89%                 8.16%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
MID-CAP VALUE FUND

                                                                                   Class A
                                      ----------------------------------------------------------------------------------------------

                                           For the
                                          Six-Month
                                        Period Ended              Year               Year                Year              Year
                                      December 31, 2004           Ended              Ended               Ended             Ended
                                          (Unaudited)         June 30, 2004      June 30, 2003      June 30, 2002      June 30, 2001
                                          -----------         -------------      -------------      -------------      -------------
Net asset value,
  beginning of period                     $    16.03           $    10.75         $    11.80         $    11.41         $    10.75
                                          ----------           ----------         ----------         ----------         ----------
Income from investment
  operations:
  Net investment income (loss)                 (0.04)*              (0.13)*            (0.01)             (0.11)             (0.13)
  Net realized and unrealized
    gain (loss) on investments                  2.20*                5.41*             (0.54)              0.84               0.87
                                          ----------           ----------         ----------         ----------         ----------
    Total from investment
      operations                                2.16                 5.28              (0.55)              0.73               0.74
                                          ----------           ----------         ----------         ----------         ----------
Distributions to shareholders from:
  Net investment income                           --                   --                 --                 --                 --
  Net realized capital gain                    (1.36)                  --              (0.50)             (0.34)             (0.08)
  Distribution in excess of net
    realized gain                                 --                   --                 --                 --                 --
                                          ----------           ----------         ----------         ----------         ----------
    Total distributions                        (1.36)                  --              (0.50)             (0.34)             (0.08)
                                          ----------           ----------         ----------         ----------         ----------

Net Asset Value --
  End of period                           $    16.83           $    16.03         $    10.75         $    11.80         $    11.41
                                          ==========           ==========         ==========         ==========         ==========

Total Return                                   13.65%(b)            49.12%             (3.99)%             6.45%              6.95%

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $   45,300           $   30,393         $    8,143         $    5,168         $    1,405

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           1.81%(a)             2.01%              2.11%              2.14%              2.63%
    After expense reimbursements
      and waived fees                           1.81%(a)             2.01%              2.11%              2.14%              2.63%

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                          (0.48)%(a)           (0.84)%             0.02%             (0.83)%            (1.05)%
    After expense reimbursements
      and waived fees                          (0.48)%(a)           (0.84)%             0.02%             (0.83)%            (1.05)%

  Portfolio turnover rate                      43.03%              134.73%            122.76%            106.60%            195.06%

                                                                                   Class B
                                      ----------------------------------------------------------------------------------------------
                                                                                                                         For the
                                          For the                                                                      period from
                                         Six-Month                                                                   January 4, 2001
                                        Period Ended              Year              Year              Year          (commencement of
                                      December 31, 2004           Ended             Ended             Ended           operations) to
                                         (Unaudited)          June 30, 2004     June 30, 2003     June 30, 2002       June 30, 2001
                                         -----------          -------------     -------------     -------------       -------------
Net asset value,
  beginning of period                     $    15.69           $    10.60        $    11.71        $    11.38        $    10.41
                                          ----------           ----------        ----------        ----------        ----------
Income from investment
  operations:
  Net investment income (loss)                 (0.10)*              (0.21)*           (0.07)            (0.21)            (0.07)
  Net realized and unrealized
    gain (loss) on investments                  2.15*                5.30*            (0.54)             0.88              1.04
                                          ----------           ----------        ----------        ----------        ----------
    Total from investment
      operations                                2.05                 5.09             (0.61)             0.67              0.97
                                          ----------           ----------        ----------        ----------        ----------
Distributions to shareholders from:
  Net investment income                           --                   --                --                --                --
  Net realized capital gain                    (1.36)                  --             (0.50)            (0.34)               --
  Distribution in excess of net
    realized gain                                 --                   --                --                --                --
                                          ----------           ----------        ----------        ----------        ----------
    Total distributions                        (1.36)                  --             (0.50)            (0.34)               --
                                          ----------           ----------        ----------        ----------        ----------

Net Asset Value --
  End of period                           $    16.38           $    15.69        $    10.60        $    11.71        $    11.38
                                          ==========           ==========        ==========        ==========        ==========

Total Return                                   13.25%(b)            48.02%            (4.56)%            5.93%             0.89%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $    3,222           $    3,055        $    2,211        $    2,515        $      520

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.56%(a)             2.76%             2.86%             2.89%             3.38%(a)
    After expense reimbursements
      and waived fees                           2.56%(a)             2.76%             2.86%             2.89%             3.38%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                          (1.23)%(a)           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)
    After expense reimbursements
      and waived fees                          (1.23)%(a)           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)

  Portfolio turnover rate                      43.03%              134.73%           122.76%           106.60%           195.06%

                                                                                 Class C
                                      ----------------------------------------------------------------------------------------------
                                                                                                                      For the
                                            For the                                                                 period from
                                           Six-Month                                                               July 31, 2000
                                         Period Ended              Year            Year              Year         (commencement of
                                       December 31, 2004           Ended           Ended             Ended         operations) to
                                          (Unaudited)         June 30, 2004    June 30, 2003     June 30, 2002      June 30, 2001
                                          -----------         -------------    -------------     -------------      -------------
Net asset value,
  beginning of period                     $    15.49           $    10.47        $    11.59        $    11.31        $    10.00
                                          ----------           ----------        ----------        ----------        ----------
Income from investment
  operations:
  Net investment income (loss)                 (0.10)*              (0.21)*           (0.07)            (0.20)            (0.18)
  Net realized and unrealized
    gain (loss) on investments                  2.12*                5.23*            (0.55)             0.82              1.57
                                          ----------           ----------        ----------        ----------        ----------
    Total from investment
      operations                                2.02                 5.02             (0.62)             0.62              1.39
                                          ----------           ----------        ----------        ----------        ----------
Distributions to shareholders from:
  Net investment income                           --                   --                --                --                --
  Net realized capital gain                    (1.36)                  --             (0.50)            (0.34)            (0.08)
  Distribution in excess of net
    realized gain                                 --                   --                --                --                --
                                          ----------           ----------        ----------        ----------        ----------
    Total distributions                        (1.36)                  --             (0.50)            (0.34)            (0.08)
                                          ----------           ----------        ----------        ----------        ----------

Net Asset Value --
  End of period                           $    16.15           $    15.49        $    10.47        $    11.59        $    11.31
                                          ==========           ==========        ==========        ==========        ==========

Total Return                                   13.22%(b)            47.95%            (4.69)%            5.52%            13.96%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $   12,789           $    9,138        $    4,815        $    5,508        $    1,523

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.56%(a)             2.76%             2.86%             2.89%             3.38%(a)
    After expense reimbursements
      and waived fees                           2.56%(a)             2.76%             2.86%             2.89%             3.38%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                          (1.23)%(a)           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)
    After expense reimbursements
      and waived fees                          (1.23)%(a)           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)

  Portfolio turnover rate                      43.03%              134.73%           122.76%           106.60%           195.06%

                                                                             Institutional Class
                                      ----------------------------------------------------------------------------------------------
                                                                                                                        For the
                                          For the                                                                    period from
                                         Six-Month                                                                November 21, 2000
                                        Period Ended             Year             Year                Year         (commencement of
                                      December 31, 2004          Ended            Ended              Ended          operations) to
                                        (Unaudited)         June 30, 2004    June 30, 2003       June 30, 2002      June 30, 2001
                                        -----------         -------------    -------------       -------------      -------------
Net asset value,
  beginning of period                   $    16.27           $    10.88        $    11.90         $    11.49         $    10.17
                                        ----------           ----------        ----------         ----------         ----------
Income from investment
  operations:
  Net investment income (loss)               (0.02)*              (0.07)*            0.04              (0.06)             (0.04)
  Net realized and unrealized
    gain (loss) on investments                2.23*                5.46*            (0.56)              0.81               1.44
                                        ----------           ----------        ----------         ----------         ----------
    Total from investment
      operations                              2.21                 5.39             (0.52)              0.75               1.40
                                        ----------           ----------        ----------         ----------         ----------
Distributions to shareholders from:
  Net investment income                         --                   --                --                 --                 --
  Net realized capital gain                  (1.36)                  --             (0.50)             (0.34)             (0.08)
  Distribution in excess of net
    realized gain                               --                   --                --                 --                 --
                                        ----------           ----------        ----------         ----------         ----------
    Total distributions                      (1.36)                  --             (0.50)             (0.34)             (0.08)
                                        ----------           ----------        ----------         ----------         ----------

Net Asset Value --
  End of period                         $    17.12           $    16.27        $    10.88         $    11.90         $    11.49
                                        ==========           ==========        ==========         ==========         ==========

Total Return                                 13.76%(b)            49.54%            (3.70)%             6.58%             13.83%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                     $    2,057           $    1,672        $    1,060         $    6,499         $    5,485

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                         1.56%(a)             1.76%             1.86%              1.89%              2.38%(a)
    After expense reimbursements
      and waived fees                         1.56%(a)             1.76%             1.86%              1.89%              2.38%(a)

  Ratio of net investment income
    (loss) to average net assets:
    Before expense reimbursements
      and waived fees                        (0.23)%(a)           (0.59)%            0.27%             (0.58)%            (0.80)%(a)
    After expense reimbursements
      and waived fees                        (0.23)%(a)           (0.59)%            0.27%             (0.58)%            (0.80)%(a)

  Portfolio turnover rate                    43.03%              134.73%           122.76%            106.60%            195.06%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements


                                     48 & 49

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
SMALL-CAP VALUE FUND

                                                                                    Class A
                                      ----------------------------------------------------------------------------------------------
                                            For the
                                           Six-Month
                                         Period Ended              Year               Year               Year              Year
                                      December 31, 2004            Ended              Ended              Ended             Ended
                                          (Unaudited)          June 30, 2004      June 30, 2003      June 30, 2002     June 30, 2001
                                          -----------          -------------      -------------      -------------     -------------
Net asset value,
  beginning of period                     $    18.95            $    14.17         $    14.91         $    15.63        $    12.57
                                          ----------            ----------         ----------         ----------        ----------
Income from investment
  operations:
  Net investment loss                          (0.09)*               (0.09)*            (0.22)             (0.22)            (0.16)
  Net realized and unrealized
    gain on investments                         2.09*                 4.90*              0.38               0.26              3.83
                                          ----------            ----------         ----------         ----------        ----------
    Total from investment
      operations                                2.00                  4.81               0.16               0.04              3.67
                                          ----------            ----------         ----------         ----------        ----------
Distributions to shareholders from:
  Net investment income                           --                    --                 --                 --                --
  Net realized capital gain                    (1.81)                (0.03)             (0.90)             (0.76)            (0.61)
  Distribution in excess of net
    realized gain                                 --                    --                 --                 --                --
                                          ----------            ----------         ----------         ----------        ----------
    Total distributions                        (1.81)                (0.03)             (0.90)             (0.76)            (0.61)
                                          ----------            ----------         ----------         ----------        ----------

Net Asset Value --
  End of period                           $    19.14            $    18.95         $    14.17         $    14.91        $    15.63
                                          ==========            ==========         ==========         ==========        ==========

Total Return                                   10.73%(b)             33.97%              2.28%              0.54%            29.67%

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $   20,746            $   17,516         $    7,393         $    7,885        $    5,522

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           1.81%(a)              1.68%              2.63%              2.72%             2.65%
    After expense reimbursements
      and waived fees                           1.81%(a)              1.68%              2.58%              2.60%             2.65%

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (0.95)%(a)            (0.52)%            (1.83)%            (1.60)%           (1.46)%
    After expense reimbursements
      and waived fees                          (0.95)%(a)            (0.52)%            (1.78)%            (1.48)%           (1.46)%

  Portfolio turnover rate                      52.18%               101.86%             89.57%             82.66%           124.37%

                                                                                   Class B
                                      ----------------------------------------------------------------------------------------------
                                                                                                                       For the
                                           For the                                                                   period from
                                          Six-Month                                                                November 14, 2000
                                        Period Ended               Year              Year             Year         (commencement of
                                      December 31, 2004            Ended             Ended            Ended         operations) to
                                         (Unaudited)          June 30, 2004      June 30, 2003    June 30, 2002     June 30, 2001
                                         -----------          -------------      -------------    -------------     -------------
Net asset value,
  beginning of period                     $    18.43           $    13.89        $    14.75        $    15.59        $    13.90
                                          ----------           ----------        ----------        ----------        ----------
Income from investment
  operations:
  Net investment loss                          (0.16)*              (0.21)*           (0.31)            (0.35)            (0.26)
  Net realized and unrealized
    gain on investments                         2.03*                4.78*             0.35              0.27              2.56
                                          ----------           ----------        ----------        ----------        ----------
    Total from investment
      operations                                1.87                 4.57              0.04             (0.08)             2.30
                                          ----------           ----------        ----------        ----------        ----------
Distributions to shareholders from:
  Net investment income                           --                   --                --                --                --
  Net realized capital gain                    (1.81)               (0.03)            (0.90)            (0.76)            (0.61)
  Distribution in excess of net
    realized gain                                 --                   --                --                --                --
                                          ----------           ----------        ----------        ----------        ----------
    Total distributions                        (1.81)               (0.03)            (0.90)            (0.76)            (0.61)
                                          ----------           ----------        ----------        ----------        ----------

Net Asset Value --
  End of period                           $    18.49           $    18.43        $    13.89        $    14.75        $    15.59
                                          ==========           ==========        ==========        ==========        ==========

Total Return                                   10.32%(b)            32.93%             1.46%            (0.26)%           16.96%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $    1,081           $      985        $      759        $      540        $      104

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.56%(a)             2.43%             3.38%             3.47%             3.48%(a)
    After expense reimbursements
      and waived fees                           2.56%(a)             2.43%             3.33%             3.35%             3.48%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (1.70)%(a)           (1.27)%           (2.58)%           (2.35)%           (2.29)%(a)
    After expense reimbursements
      and waived fees                          (1.70)%(a)           (1.27)%           (2.53)%           (2.23)%           (2.29)%(a)

  Portfolio turnover rate                      52.18%              101.86%            89.57%            82.66%           124.37%

                                                                                  Class C
                                      ----------------------------------------------------------------------------------------------
                                                                                                                     For the
                                           For the                                                                 period from
                                          Six-Month                                                               July 28, 2000
                                         Period Ended              Year             Year            Year         (commencement of
                                       December 31, 2004           Ended            Ended           Ended         operations) to
                                          (Unaudited)         June 30, 2004     June 30, 2003   June 30, 2002      June 30, 2001
                                          -----------         -------------     -------------   -------------      -------------
Net asset value,
  beginning of period                     $    18.02           $    13.56        $    14.42       $    15.25         $    12.46
                                          ----------           ----------        ----------       ----------         ----------
Income from investment
  operations:
  Net investment loss                          (0.15)*              (0.21)*           (0.31)           (0.33)             (0.37)
  Net realized and unrealized
    gain on investments                         1.97*                4.70*             0.35             0.26               3.77
                                          ----------           ----------        ----------       ----------         ----------
    Total from investment
      operations                                1.82                 4.49              0.04            (0.07)              3.40
                                          ----------           ----------        ----------       ----------         ----------
Distributions to shareholders from:
  Net investment income                           --                   --                --               --                 --
  Net realized capital gain                    (1.81)               (0.03)            (0.90)           (0.76)             (0.61)
  Distribution in excess of net
    realized gain                                 --                   --                --               --                 --
                                          ----------           ----------        ----------       ----------         ----------
    Total distributions                        (1.81)               (0.03)            (0.90)           (0.76)             (0.61)
                                          ----------           ----------        ----------       ----------         ----------
Net Asset Value --
  End of period                           $    18.03           $    18.02        $    13.56       $    14.42         $    15.25
                                          ==========           ==========        ==========       ==========         ==========

Total Return                                   10.27%(b)            33.14%             1.49%           (0.20)%            27.82%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $    5,451           $    3,914        $    1,383       $      973         $      273

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.56%(a)             2.43%             3.38%            3.47%              3.48%(a)
    After expense reimbursements
      and waived fees                           2.56%(a)             2.43%             3.33%            3.35%              3.48%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (1.70)%(a)           (1.27)%           (2.58)%          (2.35)%            (2.29)%(a)
    After expense reimbursements
      and waived fees                          (1.70)%(a)           (1.27)%           (2.53)%          (2.23)%            (2.29)%(a)

  Portfolio turnover rate                      52.18%              101.86%            89.57%           82.66%            124.37%

                                                                            Institutional Class
                                      ----------------------------------------------------------------------------------------------
                                                                                                                      For the
                                           For the                                                                  period from
                                          Six-Month                                                               September 12, 2000
                                         Period Ended              Year             Year              Year         (commencement of
                                      December 31, 2004            Ended            Ended             Ended         operations) to
                                          (Unaudited)         June 30, 2004     June 30, 2003     June 30, 2002     June 30, 2001
                                          -----------         -------------     -------------     -------------     -------------
Net asset value,
  beginning of period                     $    19.14           $    14.28        $    14.98        $    15.67        $    14.17
                                          ----------           ----------        ----------        ----------        ----------
Income from investment
  operations:
  Net investment loss                          (0.07)*              (0.05)*           (0.19)            (0.18)            (0.17)
  Net realized and unrealized
    gain on investments                         2.11*                4.94*             0.39              0.25              2.28
                                          ----------           ----------        ----------        ----------        ----------
    Total from investment
      operations                                2.04                 4.89              0.20              0.07              2.11
                                          ----------           ----------        ----------        ----------        ----------
Distributions to shareholders from:
  Net investment income                           --                   --                --                --                --
  Net realized capital gain                    (1.81)               (0.03)            (0.90)            (0.76)            (0.61)
  Distribution in excess of net
    realized gain                                 --                   --                --                --                --
                                          ----------           ----------        ----------        ----------        ----------
    Total distributions                        (1.81)               (0.03)            (0.90)            (0.76)            (0.61)
                                          ----------           ----------        ----------        ----------        ----------
Net Asset Value --
  End of period                           $    19.37           $    19.14        $    14.28        $    14.98        $    15.67
                                          ==========           ==========        ==========        ==========        ==========

Total Return                                   10.82%(b)            34.27%             2.55%             0.73%            15.31%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $   28,586           $   28,783        $   15,214        $   16,919        $   19,158

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           1.56%(a)             1.43%             2.38%             2.47%             2.48%(a)
    After expense reimbursements
      and waived fees                           1.56%(a)             1.43%             2.33%             2.35%             2.48%(a)

  Ratio of net investment loss
    to average net assets:
    Before expense reimbursements
      and waived fees                          (0.70)%(a)           (0.27)%           (1.58)%           (1.35)%           (1.29)%(a)
    After expense reimbursements
      and waived fees                          (0.70)%(a)           (0.27)%           (1.53)%           (1.23)%           (1.29)%(a)

  Portfolio turnover rate                      52.18%              101.86%            89.57%            82.66%           124.37%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period


                                     50 & 51

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
GEEWAX TERKER CORE VALUE FUND

                                                                                                Class A
                                                               ---------------------------------------------------------------------
                                                                                                                        For the
                                                                     For the                                         period from
                                                                    Six-Month                                       March 26, 2002
                                                                  Period Ended           Year          Year          (commencement
                                                               December 31, 2004         Ended         Ended       of operations) to
                                                                   (Unaudited)      June 30, 2004  June 30, 2003    June 30, 2002
                                                                   -----------      -------------  -------------    -------------
Net asset value, beginning of period                                $   11.54         $    9.28      $    9.29       $   10.00
                                                                    ---------         ---------      ---------       ---------
Income from investment operations:
  Net investment income (loss)                                           0.03*            (0.06)*        (0.09)          (0.03)
  Net realized and unrealized gain (loss) on investments                 1.28*             2.32*          0.08           (0.68)
                                                                    ---------         ---------      ---------       ---------
     Total from investment operations                                    1.31              2.26          (0.01)          (0.71)
                                                                    ---------         ---------      ---------       ---------
Distributions to shareholders from:
  Net investment income                                                    --                --             --              --
  Net realized capital gain                                             (1.00)               --             --              --
  Distribution in excess of net realized gain                              --                --             --              --
     Total distributions                                                (1.00)               --             --              --
                                                                    ---------         ---------      ---------       ---------

Net Asset Value -- End of period                                    $   11.85         $   11.54      $    9.28       $    9.29
                                                                    =========         =========      =========       =========
Total Return                                                             2.84%(b)         24.35%         (0.11)%         (7.10)%(b)

Ratios/supplemental data

  Net assets, end of period (000's omitted)                         $   1,718         $   1,449      $   1,045       $     957

  Ratio of expenses to average net assets:
     Before expense reimbursements and waived fees                       2.11%(a)          2.14%          2.12%           2.21%(a)
     After expense reimbursements and waived fees                        1.06%(a)          1.94%          2.12%           2.21%(a)

  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursements and waived fees                      (0.62)%(a)        (0.78)%        (1.01)%         (1.14)%(a)
     After expense reimbursements and waived fees                        0.43%(a)         (0.58)%        (1.01)%         (1.14)%(a)

  Portfolio turnover rate                                               67.04%           156.88%        151.69%          19.31%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

   The accompanying notes are an integral part of the financial statements

                      [This page intentionally left blank]

----------------------------------------
Financial Highlights
----------------------------------------
(For a Share Outstanding Throughout the Period)
FIXED INCOME FUND

                                                                                    Class A
                                      ----------------------------------------------------------------------------------------------
                                            For the
                                           Six-Month
                                         Period Ended              Year               Year               Year              Year
                                      December 31, 2004            Ended              Ended              Ended             Ended
                                          (Unaudited)          June 30, 2004      June 30, 2003      June 30, 2002     June 30, 2001
                                          -----------          -------------      -------------      -------------     -------------
Net asset value,
  beginning of period                     $     9.40            $     9.81         $    10.09         $    10.06        $     9.85
                                          ----------            ----------         ----------         ----------        ----------
Income from investment
  operations:
  Net investment income                         0.22*                 0.26*              0.52               0.86              0.55
  Net realized and unrealized
    gain (loss) on investments                  0.07*                (0.41)*            (0.28)              0.03              0.21
                                          ----------            ----------         ----------         ----------        ----------
    Total from investment
      operations                                0.29                 (0.15)              0.24               0.89              0.76
                                          ----------            ----------         ----------         ----------        ----------
Distributions to shareholders from:
  Net investment income                        (0.22)                (0.26)             (0.52)             (0.86)            (0.55)
  Net realized capital gain                       --                    --                 --                 --                --
  Distribution in excess of net
    realized gain                                 --                    --                 --                 --                --
                                          ----------            ----------         ----------         ----------        ----------
    Total distributions                        (0.22)                (0.26)             (0.52)             (0.86)            (0.55)
                                          ----------            ----------         ----------         ----------        ----------
Net Asset Value --
  End of period                           $     9.47            $     9.40         $     9.81         $    10.09        $    10.06
                                          ==========            ==========         ==========         ==========        ==========

Total Return                                    3.09%(b)             (1.32)%             2.52%              9.06%             2.46%

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $    1,087            $    1,227         $    2,621         $   10,818        $    7,991

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           1.51%(a)              1.84%              1.91%              2.04%             2.08%
    After expense reimbursements
      and waived fees                           0.98%(a)              1.75%              1.91%              2.04%             2.08%

  Ratio of net investment income
    to average net assets:
    Before expense reimbursements
      and waived fees                           2.38%(a)              2.81%              5.35%              8.48%             5.43%
    After expense reimbursements
      and waived fees                           2.91%(a)              2.90%              5.35%              8.48%             5.43%

  Portfolio turnover rate                      26.49%                98.15%            600.89%            163.40%           180.47%

                                                                                    Class B
                                      ----------------------------------------------------------------------------------------------
                                                                                                                      For the
                                           For the                                                                  period from
                                          Six-Month                                                                April 5, 2001
                                        Period Ended              Year              Year              Year       (commencement of
                                      December 31, 2004           Ended             Ended             Ended        operations) to
                                         (Unaudited)         June 30, 2004      June 30, 2003     June 30, 2002     June 30, 2001
                                         -----------         -------------      -------------     -------------     -------------
Net asset value,
  beginning of period                     $     9.36           $     9.77       $    10.07        $    10.06         $    10.33
                                          ----------           ----------       ----------        ----------         ----------
Income from investment
  operations:
  Net investment income                         0.18*                0.21*            0.45              0.80               0.09
  Net realized and unrealized
    gain (loss) on investments                  0.07*               (0.41)*          (0.30)             0.01              (0.25)
                                          ----------           ----------       ----------        ----------         ----------
    Total from investment
      operations                                0.25                (0.20)            0.15              0.81              (0.16)
                                          ----------           ----------       ----------        ----------         ----------
Distributions to shareholders from:
  Net investment income                        (0.18)               (0.21)           (0.45)            (0.80)             (0.11)
  Net realized capital gain                       --                   --               --                --                 --
  Distribution in excess of net
    realized gain                                 --                   --               --                --                 --
                                          ----------           ----------       ----------        ----------         ----------
    Total distributions                        (0.18)               (0.21)           (0.45)            (0.80)             (0.11)
                                          ----------           ----------       ----------        ----------         ----------
Net Asset Value --
  End of period                           $     9.43           $     9.36       $     9.77        $    10.07         $    10.06
                                          ==========           ==========       ==========        ==========         ==========

Total Return                                    2.71%(b)            (2.04)%           1.62%             8.24%             (1.55)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $      743           $      980       $    1,634        $      716         $        1

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                           2.26%(a)             2.59%            2.66%             2.79%              2.90%(a)
    After expense reimbursements
      and waived fees                           1.73%(a)             2.50%            2.66%             2.79%              2.90%(a)

  Ratio of net investment income
    to average net assets:
    Before expense reimbursements
      and waived fees                           1.63%(a)             2.06%            4.60%             7.73%              5.61%(a)
    After expense reimbursements
      and waived fees                           2.16%(a)             2.15%            4.60%             7.73%              5.61%(a)

  Portfolio turnover rate                      26.49%               98.15%          600.89%           163.40%            180.47%

                                                                                   Class C
                                      ----------------------------------------------------------------------------------------------
                                                                                                                       For the
                                          For the                                                                    period from
                                          Six-Month                                                               January 12, 2001
                                        Period Ended              Year              Year             Year         (commencement of
                                      December 31, 2004           Ended             Ended           Ended          operations) to
                                         (Unaudited)         June 30, 2004       June 30, 2003   June 30, 2002      June 30, 2001
                                         -----------         -------------       -------------   -------------      -------------
Net asset value,
  beginning of period                     $    9.36            $    9.78         $   10.08         $   10.06         $   10.14
                                          ---------            ---------         ---------         ---------         ---------
Income from investment
  operations:
  Net investment income                        0.18*                0.21*             0.45              0.80              0.20
  Net realized and unrealized
    gain (loss) on investments                 0.07*               (0.42)*           (0.30)             0.02             (0.05)
                                          ---------            ---------         ---------         ---------         ---------
    Total from investment
      operations                               0.25                (0.21)             0.15              0.82              0.15
                                          ---------            ---------         ---------         ---------         ---------
Distributions to shareholders from:
  Net investment income                       (0.18)               (0.21)            (0.45)            (0.80)            (0.23)
  Net realized capital gain                      --                   --                --                --                --
  Distribution in excess of net
    realized gain                                --                   --                --                --                --
                                          ---------            ---------         ---------         ---------         ---------
    Total distributions                       (0.18)               (0.21)            (0.45)            (0.80)            (0.23)
                                          ---------            ---------         ---------         ---------         ---------
Net Asset Value --
  End of period                           $    9.43            $    9.36         $    9.78         $   10.08         $   10.06
                                          =========            =========         =========         =========         =========

Total Return                                   2.72%(b)            (2.12)%            1.64%             8.30%             1.46%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                       $   2,272            $   2,695         $   3,333         $   1,208         $      32

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                          2.26%(a)             2.59%             2.66%             2.79%             2.90%(a)
    After expense reimbursements
      and waived fees                          1.73%(a)             2.50%             2.66%             2.79%             2.90%(a)

  Ratio of net investment income
    to average net assets:
    Before expense reimbursements
      and waived fees                          1.63%(a)             2.06%             4.60%             7.73%             5.61%(a)
    After expense reimbursements
      and waived fees                          2.16%(a)             2.15%             4.60%             7.73%             5.61%(a)

  Portfolio turnover rate                     26.49%               98.15%           600.89%           163.40%           180.47%

                                                                           Institutional Class
                                      ----------------------------------------------------------------------------------------------
                                                                                                                      For the
                                           For the                                                                 period from
                                          Six-Month                                                               April 16, 2001
                                        Period Ended               Year              Year             Year       (commencement of
                                      December 31, 2004            Ended             Ended            Ended       operations) to
                                         (Unaudited)         June 30, 2004     June 30, 2003    June 30, 2002     June 30, 2001
                                         -----------         -------------     -------------    -------------     -------------
Net asset value,
  beginning of period                    $    9.39            $    9.80         $   10.08         $   10.06         $   10.25
                                         ---------            ---------         ---------         ---------         ---------
Income from investment
  operations:
  Net investment income                       0.23*                0.31*             0.55              0.89              0.11
  Net realized and unrealized
    gain (loss) on investments                0.06*               (0.41)*           (0.28)             0.02             (0.16)
                                         ---------            ---------         ---------         ---------         ---------
    Total from investment
      operations                              0.29                (0.10)             0.27              0.91             (0.05)
                                         ---------            ---------         ---------         ---------         ---------
Distributions to shareholders from:
  Net investment income                      (0.23)               (0.31)            (0.55)            (0.89)            (0.14)
  Net realized capital gain                     --                   --                --                --                --
  Distribution in excess of net
    realized gain                               --                   --                --                --                --
                                         ---------            ---------         ---------         ---------         ---------
    Total distributions                      (0.23)               (0.31)            (0.55)            (0.89)            (0.14)
                                         ---------            ---------         ---------         ---------         ---------
Net Asset Value --
  End of period                          $    9.45            $    9.39         $    9.80         $   10.08         $   10.06
                                         =========            =========         =========         =========         =========

Total Return                                  3.12%(b)            (1.07)%            2.80%             9.23%            (0.52)%(b)

Ratios/supplemental data

  Net assets, end of period
    (000's omitted)                      $      88            $     306         $     312         $      29         $      34

  Ratio of expenses to average
    net assets:
    Before expense reimbursements
      and waived fees                         1.26%(a)             1.59%             1.66%             1.79%             1.90%(a)
    After expense reimbursements
      and waived fees                         0.73%(a)             1.50%             1.66%             1.79%             1.90%(a)

  Ratio of net investment income
    to average net assets:
    Before expense reimbursements
      and waived fees                         2.63%(a)             3.06%             5.60%             8.73%             5.61%(a)
    After expense reimbursements
      and waived fees                         3.16%(a)             3.15%             5.60%             8.73%             5.61%(a)

  Portfolio turnover rate                    26.49%               98.15%           600.89%           163.40%           180.47%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period

     The accompanying notes are an integral part of the financial statements


                                     54 & 55

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

      The Quaker Investment Trust (the "Trust"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust's amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: the Quaker Core Equity Fund, the Quaker Strategic Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker Biotech Pharma-Healthcare Fund, the Quaker Capital Opportunities Fund, the Geewax Terker Core Value Fund, and the Quaker Small-Cap Trend Fund (each a "Fund" and collectively, the "Funds"). The Investment objectives of each Fund are set forth below.

      The Quaker Core Equity Fund ("Core Equity"), the Quaker Strategic Growth Fund ("Strategic Growth"), and the Quaker Small-Cap Value Fund ("Small-Cap Value") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("Mid-Cap Value") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund (the "Small-Cap Growth") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

      The Quaker Fixed Income Fund ("Fixed Income") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

      The Quaker Capital Opportunities Fund ("Capital Opportunities") commenced operations on January 31, 2002. The investment objective of this fund is to build shareholder wealth through the achievement of long-term capital growth.

      The Geewax Terker Core Value Fund ("Core Value") commenced operations on March 26, 2002. The fund seeks to achieve long capital appreciation through the prudent investment of securities issued by companies considered by the Advisor to be "value" oriented companies.

      The Quaker Biotech Pharma-Healthcare Fund ("Biotech") commenced operations on September 23, 2002. The investment objective of this fund is to build shareholder wealth through long-term capital appreciation.

      The Quaker Small-Cap Trend Fund ("Small-Cap Trend") commenced operations on February 17, 2004. The investment objective of this fund is to build shareholder wealth through long-term capital growth.

      The Core Equity, Strategic Growth, Small-Cap Value, Mid-Cap Value, Small-Cap Growth and Fixed Income Funds offer four classes of shares (Class A, Class B, Class C and Institutional shares)Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge ("CDSC") that declines to zero over an average of seven years coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months; and Institutional Class shares bear no front-end sales charges or CDSC's, but higher minimum investment limitations.

      The Capital Opportunities, Biotech, and Core Value Funds offer Class A, Class B and Class C shares. The Small-Cap Trend offers Class A, Class C and Institutional shares.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

      A. Security Valuation. The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the Nasdaq National Market System is valued at the Nasdaq Official Closing Price.

      The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Fund will value securities at fair market value when market quotations are not readily available or when securities can not be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (Continued)

by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Fund's fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

      Short-term investments are valued at amortized cost, which approximates fair market value.

      B. Federal Income Taxes. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

      C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

      The Strategic Growth Fund and the Biotech Pharma-Healthcare Fund make short sales of investments, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

      D. Option Writing. The Strategic Growth, Capital Opportunities, and Biotech Funds write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      E. Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

      Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

      Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the fund's books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

      F. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respects to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares basd on its relative net assets.

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (Continued)

      G. Distributions to Shareholders. Except for the Fixed Income Fund, which declares dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

      H. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Quaker Funds, Inc. ("QFI") serves as Investment Advisor to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following persons to serve as sub-advisors:

Fund                                    Sub-Advisor
--------------------------------------------------------------------------------
Strategic Growth                        DG Capital Management
Core Equity                             Geewax, Terker & Co.
Small-Cap Growth                        Geewax, Terker & Co.
Capital Opportunities                   Knott Capital Management, Inc.
Biotech                                 Sectoral Asset Management, LLC
Small-Cap Trend                         TrendStar Advisors, LLC
Mid-Cap Value                           Schneider Capital Management, Inc.
Small-Cap Value                         Aronson + Johnson + Ortiz, LP
Core Value                              Geewax, Terker & Co.
Fixed Income                            Andres Capital Management

     The sub-advisors provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

     As compensation for its services, QFI receives a fee, computed daily and paid monthly, based on the following annual rates. The table below sets forth the compensation rates paid to QFI for each Fund, and the rates paid to each sub-advisor by QFI from the fees it receives:

                               Annual                Annual             Advisory fee & sub-         Six-month period ended
                           advisory fee as    sub-advisory fee as a     advisory fees waived           December 31, 2004
                           a percentage of    percentage of average       & are reimbursed     -----------------------------------
                         average net assets    net assets paid to        as a percentage of                        Advisory fees
Fund                         paid to QFI       sub-advisor by QFI        average net assets    Advisory fees     waived/reimbursed
----------------------------------------------------------------------------------------------------------------------------------
Strategic Growth                  1.30%               0.75%                      N/A            $2,694,047            $    --
Core Equity                       1.05%               0.75%                      N/A                60,634                 --
Small-Cap Growth                  1.05%               0.75%                      N/A                14,816                 --
Capital Opportunities*            1.38%               1.08%                      N/A               150,995                 --
Biotech                           1.45%               0.95%                      N/A               126,389                 --
Small-Cap Trend                   1.20%               0.70%                     0.13%               24,826              2,717
Mid-Cap Value                     1.05%               0.75%                      N/A               262,977                 --
Small-Cap Value*                  1.06%               0.76%                      N/A               259,847                 --
Core Value                        1.05%               0.75%                     1.05%                7,897              7,897
Fixed Income                      0.65%               0.35%                     0.30%               15,708              7,250

      QFI receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 1.20%. It can reach as high as 1.80% and can be reduced as low as 0.60% of the average daily net assets. QFI receives a performance-based fee from the Capital Opportunities Fund. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 1.05%. It can reach as high as 1.55% and can be reduced as low as 0.6416% of the average daily net assets. QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Value Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively.

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (Continued)

      QFI pays the Sub-advisor for the Small-Cap Value Fund a performance-based fee, computed daily and paid quarterly. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.90%. It can reach as high as 1.50% and can be reduced as low as 0.30% of the average daily net assets. QFI pays the Sub-advisor for the Capital Opportunities Fund a performance-based fee, computed daily and paid monthly. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 0.75%. It can reach as high as 1.25% and can be reduced as low as 0.3416% of the average daily net assets.

      Citco Mutual Fund Services, Inc. (the "Administrator" or "Transfer Agent") serves as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.35% of the aggregate of the Trust's first $200 million of average daily net assets, 0.175% of the next $300 million of average daily net assets, and 0.15% of the net assets in excess of $500 million. For the six-month period ended December 31, 2004, the Administrator earned fees of $676,098 and waived $5,652 for the Fixed Income Fund.

      Citco Mutual Fund Distributor, Inc. (the "Distributor") serves as principle underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "QFI") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis.

      QFI has informed the Trust that for the six-month period ended December 31, 2004 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $26,060 and $6,246, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.

      The Chief Executive Officer and Treasurer of the Trust, as a registered representative for Quaker Securities, Inc. ("QSI"), receives a portion of the brokerage commissions paid by the Funds. For the six-month period ended December 31, 2004, brokerage commissions paid to QSI, an affiliate of QFI, for portfolio transactions executed on behalf of the Funds were $452,410, $93,744, $13,973, and $68 for the Strategic Growth, Capital Opportunities, Biotech and Small-Cap Value, respectively. The Strategic Growth Fund was reimbursed $26,113 for commissions paid to offset expenses paid by the fund directly.

      Certain Trustees and officers of the Trust are also officers of QFI, the Distributor and/or the Administrator.

NOTE 4 -- PURCHASES AND SALES OF INVESTMENTS

      For the six-month period ended December 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

Fund                                               Purchases             Sales
--------------------------------------------------------------------------------
Strategic Growth .........................       $391,364,418       $341,902,849
Core Equity ..............................          6,006,685          6,729,030
Small-Cap Growth .........................          2,246,337          2,223,621
Capital Opportunities ....................         29,219,137         27,547,184
Biotech ..................................         12,570,192          3,097,825
Small-Cap Trend ..........................          1,544,454            404,932
Mid-Cap Value ............................         28,282,059         20,522,625
Small-Cap Value ..........................         27,023,005         25,492,226
Core Value ...............................          1,148,330            996,113
Fixed Income .............................          1,753,611          1,713,781

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 5 -- OPTIONS WRITTEN

A summary of option contracts written by the trust during the six-month period ended December 31, 2004 were as follows:

                                            Strategic Growth         Capital Opportunities           Biotech
                                                 Calls                        Calls                   Calls
                                       ------------------------      ---------------------    ----------------------
                                       Number of        Option       Number of     Option     Number of     Option
                                        Options        Premiums       Options     Premiums     Options      Premiums
                                       --------        --------      --------     --------    --------      --------
Options outstanding at
  beginning of year ................     1,300       $ 1,556,100         --       $    --         --       $     --
Options written ..................         756           501,510        100         9,245        668         53,067
Options closed ...................      (2,056)       (2,057,610)      (100)       (9,245)      (668)       (53,067)
Options exercised ................          --                --         --            --         --             --
Options expired ..................          --                --         --            --         --             --
                                        ------       -----------       ----       -------       ----       --------
Options outstanding at end of year          --       $        --         --       $    --         --       $     --
                                        ======       ===========       ====       =======       ====       ========

As of December 31, 2004, portfolio securities valued at $-- were subject to covered call options written by the trust.

NOTE 6 -- TAX MATTERS

     For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2004 for each fund were as follows:

                                                                                           Net
                                                     Gross             Gross          Appreciation/
Fund                              Cost            Appreciation      Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
Strategic Growth .........    $424,507,516        $61,056,585       $(2,554,745)      $58,501,840
Core Equity ..............      11,539,745          1,238,633          (537,787)          700,846
Small-Cap Growth .........       2,677,875            541,298           (91,063)          450,235
Capital Opportunities ....      21,073,780          2,249,477          (254,136)        1,995,341
Biotech ..................      16,386,973          1,099,374          (573,147)          526,227
Small-Cap Trend ..........       4,667,378            683,782          (196,773)          487,009
Mid-Cap Value ............      52,037,468         11,545,493        (1,690,002)        9,855,491
Small-Cap Value ..........      44,184,921         11,665,573          (334,375)       11,331,198
Core Value ...............       1,463,286            286,246           (34,091)          252,155
Fixed Income .............       4,147,094            113,847           (48,526)           65,321

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 6 -- TAX MATTERS -- (Continued)

      The components of net assets are estimated because final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of distributable earnings on a tax basis were as follows:

                                Unrealized                                                            Post-October        Total
                               Appreciation      Undistributed    Undistributed     Capital Loss    Capital/Currency   Distributable
Fund                          (Depreciation)    Ordinary Income   Capital Gains     Carryforward          Loss           Earnings
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth ........       $27,851,621       $13,651,464       $3,488,105       $        --        $    --        $ 44,991,190
Core Equity .............           368,030                --               --        (5,821,966)            --        $ (5,453,936)
Small-Cap Growth ........           325,696                --               --          (776,250)            --        $   (450,554)
Capital Opportunities ...         1,672,653         1,453,902          599,249                --             --        $  3,725,804
Biotech .................           172,533         1,520,401           13,366                --         (2,988)       $  1,703,312
Small-Cap Trend .........            14,898            14,692               --                --             --        $     29,590
Mid-Cap Value ...........         5,221,028           564,774        2,480,078                --             --        $  8,265,880
Small-Cap Value .........         8,455,691         1,661,370        2,801,661                --             --        $ 12,918,722
Core Value ..............           146,646                --           67,662                --             --        $    214,308
Fixed Income ............            24,176                --               --        (1,040,068)        (1,759)       $ (1,017,651)

      Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

      At June 30, 2004, the capital loss carryovers for the funds were as follows:

      Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The funds elected to defer net capital losses as indicated in the chart below.

                                              Capital Loss Carryovers Expiring                                 Post-October Losses
                            --------------------------------------------------------------------------------------------------------
Fund                           2008        2009          2010          2011        2012           Total       Deferred     Utilized
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth ....            --          --            --            --          --              --          --       4,818,034
Core Equity .........            --          --     3,463,466     2,358,500          --       5,821,966          --         102,899
Small-Cap Growth ....            --          --       283,220       493,030          --         776,250          --          11,085
Capital Opportunities            --          --            --            --          --              --          --              --
Biotech .............            --          --            --            --          --              --       2,988              --
Small-Cap Trend .....                                      --            --          --              --          --              --
Mid-Cap Value .......            --          --            --            --          --              --          --         401,541
Small-Cap Value .....            --          --            --            --          --              --          --       1,044,133
Core Value ..........            --          --            --            --          --              --          --          31,099
Fixed Income ........       235,673       1,998            --       244,206     558,191       1,040,068       1,759         528,822

NOTE 7 -- DISTRIBUTIONS TO SHAREHOLDERS

      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for each Fund's fiscal year as required by federal securities laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

                                Ordinary Income        Long-Term Capital Gain
                               -------------------------------------------------
      Fund                       2004        2003        2004          2003
      --------------------------------------------------------------------------
      Capital Opportunities    $163,648    $     --    $     --    $       --
      Biotech .............     462,368          --          --            --
      Mid-Cap Value .......          --     391,633          --       224,808
      Small-Cap Value .....          --          --      66,496     1,562,356
      Fixed Income ........     158,607     510,296          --            --

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 7 -- DISTRIBUTIONS TO SHAREHOLDERS -- (Continued)

            For the Six-Month Period Ended December 31, 2004 (Unaudited)

      Fund                              Ordinary Income   Long-Term Capital Gain
      --------------------------------------------------------------------------
      Strategic Growth ..............     $14,604,513           $6,669,406
      Capital Opportunities .........       1,635,701              774,000
      Biotech .......................       1,520,402               13,366
      Small-Cap Trend ...............          14,692                   --
      Mid-Cap Value .................         621,816            3,970,945
      Small-Cap Value ...............       1,661,370            3,143,293
      Core Value ....................           2,289              130,938
      Fixed Income ..................          95,497                   --

      *Tax information for the period ended December 31, 2004, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

NOTE 8 -- FUND SHARE TRANSACTIONS

      At December 31, 2004, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

                                                                              Strategic Growth
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                 Ending
December 31, 2004 (Unaudited)                         Sold               Redeemed          Reinvested           Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................           4,071,508          (1,348,766)            768,441        18,353,196
       Value .............................        $ 85,061,603        $(27,986,733)        $16,521,488
       Class B
       Shares ............................               3,442             (42,060)             33,027           793,791
       Value .............................        $     69,993        $   (861,982)        $   691,271
       Class C
       Shares ............................             588,442             (91,614)            100,666         2,459,056
       Value .............................        $ 11,949,744        $ (1,865,830)        $ 2,098,918
       Class I
       Shares ............................             357,714              (3,426)             48,377         1,109,915
       Value .............................        $  7,301,208        $    (71,214)        $ 1,050,747

For the Fiscal Year Ended
June 30, 2004
       Class A
       Shares ............................           8,454,086          (2,572,901)                 --        14,862,013
       Value .............................        $157,795,823        $(49,073,860)                 --
       Class B
       Shares ............................              39,658             (96,509)                              799,382
       Value .............................        $    692,868        $ (1,828,243)                 --
       Class C
       Shares ............................           1,087,655            (145,935)                 --         1,861,562
       Value .............................        $ 20,199,510        $ (2,715,698)                 --
       Class I
       Shares ............................             444,804             (16,517)                 --           707,250
       Value .............................        $  8,948,989        $   (293,583)                 --

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                               Core Equity
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                Ending
December 31, 2004 (Unaudited)                         Sold              Redeemed            Reinvested         Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................              11,041              (8,312)                 --           761,092
       Value .............................        $    120,629        $    (90,906)                 --
       Class B
       Shares ............................                  --              (3,019)                               15,005
       Value .............................                  --        $    (31,562)                 --
       Class C
       Shares ............................               4,821              (7,447)                 --            12,721
       Value .............................        $     51,532        $    (77,854)                 --
       Class I
       Shares ............................                  --              (2,417)                 --           264,521
       Value .............................                  --        $    (26,638)                 --

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................              39,004             (73,953)                 --           758,363
       Value .............................        $    419,011        $   (834,152)                 --
       Class B
       Shares ............................               5,320                (349)                               18,024
       Value .............................        $     54,080        $     (3,698)                 --
       Class C
       Shares ............................               2,253             (19,703)                 --            15,347
       Value .............................        $     23,927        $   (197,173)                 --
       Class I
       Shares ............................              11,949             (16,905)                 --           266,938
       Value .............................        $    124,874        $   (173,673)                 --

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                           Small-Cap Growth
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                  Ending
December 31, 2004 (Unaudited)                        Sold               Redeemed           Reinvested            Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................              12,274              (5,972)                 --            40,216
       Value .............................        $    100,790        $    (48,855)                 --
       Class B
       Shares ............................               1,322              (2,471)                               13,898
       Value .............................        $     10,000        $    (18,954)                 --
       Class C
       Shares ............................                 712              (8,193)                 --            24,905
       Value .............................        $      5,770        $    (72,483)                 --
       Class I
       Shares ............................               4,640                  --                  --           250,992
       Value .............................        $     40,000                  --                  --

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................              21,228              (4,735)                 --            33,914
       Value .............................        $    168,906        $    (39,110)                 --
       Class B
       Shares ............................               7,725              (2,548)                 --            15,047
       Value .............................        $     57,543        $    (19,832)                 --
       Class C
       Shares ............................              12,479              (6,243)                 --            32,386
       Value .............................        $     99,245        $    (51,504)
       Class I
       Shares ............................               1,443                  --                  --           246,352
       Value .............................        $     12,324                  --                  --

                                                                           Capital Opportunities
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                 Ending
December 31, 2004 (Unaudited)                          Sold             Redeemed           Reinvested           Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................             543,549            (264,980)            106,236         1,018,046
       Value .............................        $  6,219,000        $ (3,108,246)        $ 1,162,223
       Class B
       Shares ............................              13,526              (3,547)             11,292           117,792
       Value .............................        $    149,789        $    (41,229)        $   122,180
       Class C
       Shares ............................              95,654            (143,286)            100,281           998,323
       Value .............................        $  1,076,302        $ (1,608,951)        $ 1,085,098

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................             380,887             (68,739)              4,116           633,241
       Value .............................        $  4,051,530        $   (739,662)        $    41,823
       Class B
       Shares ............................              17,898             (24,885)              1,179            96,521
       Value .............................        $    181,003        $   (266,243)        $    11,949
       Class C
       Shares ............................             315,039            (345,809)             10,700           945,674
       Value .............................        $  3,201,907        $ (3,619,527)        $   108,393

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                              Biotech
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                   Ending
December 31, 2004 (Unaudited)                          Sold               Redeemed            Reinvested          Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................             571,194            (112,680)             83,948         1,268,979
       Value .............................        $  7,530,163        $ (1,448,045)        $ 1,066,977
       Class B
       Shares ............................                 946             (16,252)              8,545           123,965
       Value .............................        $     12,166        $   (205,406)        $   106,729
       Class C
       Shares ............................              52,655             (21,731)             20,782           354,732
       Value .............................        $    680,221        $   (279,863)        $   259,775

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................             628,690            (144,106)             21,149           726,517
       Value .............................        $  8,365,859        $ (1,876,271)        $   260,345
       Class B
       Shares ............................              31,377             (40,146)              6,587           130,726
       Value .............................        $    402,225        $   (503,596)        $    80,425
       Class C
       Shares ............................             270,928            (110,617)              7,902           303,026
       Value .............................        $  3,504,791        $ (1,408,157)        $    96,482

                                                                          Small-Cap Trend
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                   Ending
December 31, 2004 (Unaudited)                          Sold               Redeemed            Reinvested          Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................             149,123             (43,043)                890           319,882
       Value .............................        $  1,438,263        $   (429,406)        $     9,323
       Class C
       Shares ............................              45,075              (5,000)                424           147,321
       Value .............................        $    433,350        $    (47,508)        $     4,407
       Class I
       Shares ............................               6,749             (20,043)                 50            19,623
       Value .............................        $     66,000        $   (201,232)        $       523

For the Period Ended:
June 30, 2004
       Class A
       Shares ............................             248,983             (36,071)                 --           212,912
       Value .............................        $  2,468,853        $   (342,301)                 --
       Class C
       Shares ............................             106,822                  --                  --           106,822
       Value .............................        $  1,031,136                  --                  --
       Class I
       Shares ............................              32,884                 (17)                 --            32,867
       Value .............................        $    310,957        $       (169)                 --

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                             Mid-Cap Value
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                   Ending
December 31, 2004 (Unaudited)                          Sold               Redeemed            Reinvested          Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................             905,011            (284,443)            174,910         2,691,329
       Value .............................        $ 14,520,129        $ (4,524,591)        $ 2,877,270
       Class B
       Shares ............................               1,861             (15,004)             15,181           196,718
       Value .............................        $     30,364        $   (229,024)        $   243,043
       Class C
       Shares ............................             233,364             (86,418)             54,914           791,700
       Value .............................        $  3,656,949        $ (1,361,016)        $   867,101
       Class I
       Shares ............................               8,527                  (1)              8,862           120,174
       Value .............................        $    139,207        $        (12)        $   148,259

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................           1,783,151            (644,701)                 --         1,895,851
       Value .............................        $ 25,800,352        $ (9,142,215)                 --
       Class B
       Shares ............................              10,625             (24,530)                 --           194,680
       Value .............................        $    148,453        $   (351,350)                 --
       Class C
       Shares ............................             229,297             (99,435)                 --           589,840
       Value .............................        $  3,185,208        $ (1,395,707)                 --
       Class I
       Shares ............................               8,022              (2,652)                 --           102,786
       Value .............................        $    113,956        $    (40,094)                 --

                                        ----------------------------------------
                                               Notes to the Financial Statements
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                            Small-Cap Value
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                  Ending
December 31, 2004 (Unaudited)                         Sold               Redeemed            Reinvested          Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................             178,720            (112,058)             93,027         1,084,182
       Value .............................        $  3,357,563        $ (2,085,817)        $ 1,747,982
       Class B
       Shares ............................               2,668              (2,669)              5,028            58,477
       Value .............................        $     48,833        $    (49,665)        $    91,362
       Class C
       Shares ............................              69,651              (9,091)             24,518           302,265
       Value .............................        $  1,240,893        $   (159,716)        $   434,457
       Class I
       Shares ............................                 216                  (4)            128,092         1,475,423
       Value .............................        $      4,000        $        (84)        $ 2,437,586

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................             610,099            (208,293)              1,069           924,493
       Value .............................        $ 10,798,184        $ (3,672,135)        $    18,201
       Class B
       Shares ............................               7,583              (8,861)                100            53,450
       Value .............................        $    125,700        $   (148,689)        $     1,662
       Class C
       Shares ............................             146,989             (31,968)                242           217,187
       Value .............................        $  2,394,163        $   (520,777)        $     3,930
       Class I
       Shares ............................             432,668            (153,176)              2,417         1,347,119
       Value .............................        $  6,730,260        $ (2,865,464)        $    41,520

                                                                              Core Value
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                  Ending
December 31, 2004 (Unaudited)                         Sold               Redeemed            Reinvested          Shares
                                                  ----------------------------------------------------------------------
       Class A
       Shares ............................               8,295                (105)             11,196           144,907
       Value .............................        $    101,773        $     (1,271)        $   130,328

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................              13,098                (121)                 --           125,521
       Value .............................        $    145,604        $     (1,272)                 --

----------------------------------------
Notes to the Financial Statements
----------------------------------------
December 31, 2004 (Unaudited)

NOTE 8 -- FUND SHARE TRANSACTIONS -- (Continued)

                                                                           Fixed Income
                                                  ----------------------------------------------------------------------
For the Six-Month Period Ended:                                                                                  Ending
December 31, 2004 (Unaudited)                             Sold        Redeemed              Reinvested           Shares
                                                  ----------------------------------------------------------------------
Class A
       Shares ............................              18,065             (36,160)              2,348           114,777
       Value .............................        $    171,742        $   (343,597)        $    22,313
       Class B
       Shares ............................               3,501             (30,879)              1,453            78,706
       Value .............................        $     33,069        $   (292,039)        $    13,762
       Class C
       Shares ............................              24,332             (74,914)              3,548           240,901
       Value .............................        $    230,381        $   (709,887)        $    33,573
       Class I
       Shares ............................               3,500             (27,003)                195             9,302
       Value .............................        $     33,497            (255,717)        $     1,847

For the Fiscal Year Ended:
June 30, 2004
       Class A
       Shares ............................             285,610            (427,244)              4,907           130,524
       Value .............................        $  2,753,526        $ (4,125,347)        $    47,059
       Class B
       Shares ............................              34,876            (100,164)              2,688           104,631
       Value .............................        $    334,406        $   (961,973)        $    25,677
       Class C
       Shares ............................             364,416            (422,628)              5,226           287,935
       Value .............................        $  3,500,812        $ (4,037,033)        $    49,945
       Class I
       Shares ............................                  --                (265)              1,033            32,610
       Value .............................        $         --        $     (2,566)        $     9,887

                                        ----------------------------------------
                                                           Trustees and Officers
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Jeffry H.               Interested       Indefinite.     Chairman of the Board of Directors     Ten
King, Sr. (1)               Trustee,                         of Quaker Securities, Inc., 1288
Valley Forge, PA            Chief            Since Nov.      Valley Forge Road, Suite 75, Valley
                            Executive        1996            Forge, PA 19482, an institutional
(12-06-42)                  Officer,                         broker/dealer firm, since 2002.
                            Treasurer                        President & CEO of Quaker
                                                             Securities, Inc. from 1990 to 2002.
                                                             Chairman of the Board of Directors
                                                             of Quaker Funds, Inc., 1288 Valley
                                                             Forge Road, Suite 71, Valley Forge,
                                                             PA 19482, currently Fund Manager to
                                                             the Quaker Family of Funds, since
                                                             1996. Co-Chairman of the Board of
                                                             Citco Mutual Fund Services, Inc., 83
                                                             General Warren Blvd., Suite 200,
                                                             Malvern, PA 19355, transfer agent to
                                                             the Trust, since May, 2001.
                                                             Co-Chairman of the Board of Citco
                                                             Mutual Fund Services, Inc., 83
                                                             General Warren Blvd., Suite 200,
                                                             Malvern, PA 19355, underwriter to
                                                             the Trust, since May, 2002.
------------------------------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes (2)        Interested       Indefinite.     Chief Financial Officer of Quaker      Ten           None
Valley Forge, PA            Trustee,                         Funds, Inc., currently Fund Manager
                            Secretary        Since Nov.      to the Quaker Family of Funds, since
(12-10-49)                                   1996            1996.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech        Interested       Indefinite.     Chairman-Executive Committee,          Ten           Director,
Conshohocken, PA            Trustee, Vice                    Technology Development Corp.,                        Technology
                            Chairman of      Since Nov.      Norristown, PA, a technology                         Development
(02-23-40)                  the Board,       1996            development and manufacturing firm,                  Corp.; Director,
                            Treasurer                        since 1997; President, Quaker                        Advanced
                                                             Investment Trust since January 2002;                 Training Systems
                                                             Lecturer, University of Pennsylvania                 International,
                                                             since 1988.                                          Inc.; Director,
                                                                                                                  Phoenix Data
                                                                                                                  Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of the Adviser, is a shareholder of Citco Mutual Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust ("the Administrator"), and serves as a director of the Adviser and the Administrator.

(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of the Adviser. Ms. Keyes is the spouse of Mr. King.

----------------------------------------
Trustees and Officers
----------------------------------------
December 31, 2004 (Unaudited)

INTERESTED TRUSTEES (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey (3)     Interested       Indefinite.     Principal of Quaker Funds, Inc.        Ten
Valley Forge, PA            Trustee,                         since May, 2000. Elected President
                            President        Since Feb.      of Quaker Funds, Inc. in September,
(09-06-52)                                   2002            2001. Director, Quaker Funds, Inc.
                                                             Director, Citco Mutual Fund Services
                                                             and Citco Mutual Fund Distributors,
                                                             Inc., Marketing Director of Meridian
                                                             Investments from October, 1997 to
                                                             June, 1999. Principal and Marketing
                                                             Director of the William Penn Funds
                                                             from December, 1989 to June, 1997.
                                                             Graduate of Notre Dame University.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. David K. Downes (4)     Independent      Indefinite.     President and CEO of CRA Fund          Ten           Director,
Malvern, PA                 Chairman                         Advisors since January, 2004.                        Internet Capital
                            of the           Since Jan.      President and Treasurer of CRA                       Group
01-08-40                    Board of         2004            Qualified Investment Fund since
                            Trustees                         February 2004. *Retired as Chief
                                                             Operating Officer and Chief
                                                             Financial Officer of Lincoln
                                                             National Investment Companies and
                                                             Delaware Investments, the investment
                                                             management subsidiary of the Lincoln
                                                             Financial Group in October of 2003.
                                                             Also served as the Chairman and CEO
                                                             of Delaware Investments' retirement
                                                             business; President and CEO of
                                                             Delaware Service Company, and
                                                             President and CEO of Delaware
                                                             Investments Family of Funds during
                                                             his tenure at Lincoln National
                                                             Investment Companies. In addition,
                                                             he served as President and a member
                                                             of the board of the Lincoln National
                                                             Convertible Securities Fund, Inc.
                                                             and the Lincoln National Income
                                                             Funds, Inc. A graduate of
                                                             Pennsylvania State University, he is
                                                             a Certified Public Accountant and
                                                             holds N.A.S.D. Series 7, 24 and 27
                                                             licenses.
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of the Adviser, and he serves as President of the Adviser.

(4) Mr. Downes has served as the Chairman of the Board of Trustees of the Trust since January 13, 2004.

                                        ----------------------------------------
                                                           Trustees and Officers
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

INDEPENDENT TRUSTEES (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Louis P.                Independent      Indefinite.     President, Ashley Development          Ten           None
Pektor, III                 Trustee                          Company, 559 Main Street, Suite 300,
Bethlehem, PA                                Since Nov.      Bethlehem, PA, 18018, a commercial
                                             1996            real estate development company,
(01-18-51)                                                   since 1989. Previously, Executive
                                                             Vice President, Wall Street Mergers
                                                             & Acquisitions, Allentown,
                                                             Pennsylvania. Graduate of Moravian
                                                             College with BA and Lehigh
                                                             University with an MBA in Business
                                                             Management.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Mark S. Singel          Independent      Indefinite.     Managing Director, Public Affairs      Ten           Director,
Harrisburg, PA              Trustee                          Management, 305 North Front Street,                  GoInternet
                                             Since Feb.      Harrisburg, PA 17108, a political                    Corp.,
(09-12-53)                                   2002            consulting firm, since 1999.                         Philadelphia,
                                                             President and CEO of Singel                          PA, Trustee, St.
                                                             Associates, 1995- 1999. Formerly                     Francis
                                                             Lieutenant Governor and Acting                       University
                                                             Governor of the Commonwealth of
                                                             Pennsylvania; also served as a State
                                                             Senator for Pennsylvania and
                                                             Chairman of the Pennsylvania
                                                             Democratic Party.
------------------------------------------------------------------------------------------------------------------------------------
Ambassador                  Independent      Indefinite.     President of Eisenhower Fellowships    Ten           Governor of the
Adrian A. Basora            Trustee                          ("EF"), Philadelphia, PA, since                      Philadelphia
(ret.)                                       Since Feb.      1996. EF's mission is to enhance                     Stock Exchange
Philadelphia, PA                             2002            progress and mutual understanding
                                                             through linkages among leaders in
(07-18-38)                                                   key fields throughout the world.
                                                             Previously served as U.S. Ambassador
                                                             to the Czech Republic from 1992
                                                             through 1995. Served as National
                                                             Security Council Director for
                                                             European Affairs at the White House
                                                             from 1989 to 1991. Ambassador
                                                             Basora's affiliations include the
                                                             Council on Foreign Relations, the
                                                             Foreign Policy Research Institute
                                                             and the Foundation for a Civil
                                                             Society. Ambassador Basora holds an
                                                             MPA degree from Princeton University
                                                             and undergraduate degrees from the
                                                             Institut d'Etudes Politiques in
                                                             Paris and from Fordham University.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
Trustees and Officers
----------------------------------------
December 31, 2004 (Unaudited)

INDEPENDENT TRUSTEES (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara (5)     Independent      Indefinite.     Managing Director, Millennium Bank,    Ten           None
Malvern, PA                 Trustee                          Malvern, PA, since 2000. President,
                                             Since Feb.      Valley Forge Capital Advisors since
(05-05-55)                                   2002            January 2003. Previously principal,
                                                             Vanguard Fiduciary Trust Company,
                                                             The Vanguard Group, Valley Forge,
                                                             PA, from 1997 to 1999. District
                                                             Manager and Senior Vice President,
                                                             Merrill Lynch Trust Company, 1995 to
                                                             1997. Served in various increasingly
                                                             responsible roles within Merrill
                                                             Lynch from 1986 to 1997. Mr. Mara
                                                             also served in the U.S. Army
                                                             Intelligence and Security Command in
                                                             Augsburg, Germany from 1976-1980.
                                                             Mr. Mara holds an MBA in management
                                                             from The American University,
                                                             Washington, DC and a BA in Business
                                                             Communications from Emerson College,
                                                             Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton        Independent      Indefinite.     President, Robert J. McAllister        Ten           Penn Street
Wayne, PA                   Trustee                          Agency, Inc., 123 West Lancaster                     Fund, Inc. 5
                                             Since Feb.      Avenue, Wayne PA 19087, a commercial                 Portfolios
(07-03-54)                                   2003            insurance brokerage firm, since 1979.
                                                             Mr. Brinton holds a BA in business
                                                             from Marietta College and licenses
                                                             as a property and casualty broker
                                                             and life, accident and health agent.
------------------------------------------------------------------------------------------------------------------------------------

(5) Mr. Mara is an officer of Penn Street Fund, Inc., a registered investment company. Mr. Mara was a director of Penn Street Fund, Inc. from May, 2002 until April, 2003.

                                        ----------------------------------------
                                                           Trustees and Officers
                                        ----------------------------------------
                                                   December 31, 2004 (Unaudited)

INDEPENDENT TRUSTEES (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Other
                              Position(s)    Term of Office                Principal                   Funds        Directorships
     Name, Address &           Held with      & Length of                Occupation(s)                Overseen          Held
      Date of Birth            the Trust      Time Served             During Past 5 Years            by Trustee      by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Warren West             Independent      Indefinite.     President and Owner of, Greentree      Ten           None
Philadelphia, PA            Trustee                          Brokerage Services, Inc., 1700
                                             Since Nov.      Market St., Suite 1420,
(09-18-56)                                   2003            Philadelphia, PA 19103, a Broker
                                                             Dealer firm since 1998. Mr. West has
                                                             over 27 years of experi- ence in the
                                                             financial services industry having
                                                             served as President of Strategic
                                                             Investors, Inc., Vice President of
                                                             Spear Leeds and Kellogg, Drexel
                                                             Burnham Lambert, and A.G. Becker.
                                                             From 1982 to the present Mr. West
                                                             has been active on numerous
                                                             committees of the PHLX including:
                                                             marketing, options, foreign
                                                             currency, rules, seats, and quality
                                                             of markets. Mr. West is a member of
                                                             the NASD Regulation, Inc. Board of
                                                             Arbitrators, Board member of the
                                                             IVC, Philadelphia and a former
                                                             member of The American Stock
                                                             Exchange,The New York Options
                                                             Exchange, The New York Mercantile
                                                             Exchange, The New York Cotton
                                                             Exchange. The Coffee, Cocoa, Sugar
                                                             Exchange, and The Philadelphia Stock
                                                             Exchange.
------------------------------------------------------------------------------------------------------------------------------------

The Quaker Funds are distributed by Citco Mutual Fund Distributors, Inc. (member NASD).

Contact us:
Quaker Funds, Inc.
c/o Citco Mutual Fund Distributors
Citco Mutual Fund Distributors, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100
800-220-8888
www.quakerfunds.com

(C)2005 Quaker(R) Investment Trust


For More Information

An explanation of the Quaker Investment Trust Proxy Voting Policy and Procedures, under which the sub-advisors vote proxies related to securities held by the Funds, is available without charge upon request, by calling toll-free 1-800-220-8888, or by accessing the SEC's website at http://www.sec.gov.

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Quaker Investment Trust this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Quaker Investment Trust's Form N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).


[LOGO] The Quaker(R) Funds
       www.quakerfunds.com

                                                                     QFSR 122004

ITEM 2.  CODE OF ETHICS.

Not applicable at this time

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable at this time

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.

(a) Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust

By                                              /s/ Jeffry H. King, Sr.
                                                --------------------------------
                                                Jeffry H. King, Sr.
                                                Chief Executive Officer
Date                                            March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                                              /s/ Jeffry H. King, Sr
                                                --------------------------------
                                                Jeffry H. King, Sr.
                                                Chief Executive Officer
Date                                            March 11, 2005


By (Signature and Title)                        /s/ Jeffry H. King, Sr.
                                                --------------------------------
                                                Jeffry H. King, Sr.
                                                Treasurer
Date                                            March 11, 2005